UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Jeffrey M. Dube

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/2016

Date of reporting period: 3/31/2016

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.7%
MML Blue Chip Growth Fund, Initial Class (a)	588,209	$8,770,199
MML Equity Income Fund, Initial Class (a)	514,225	5,965,014
MML Focused Equity Fund, Class II (a)	463,686	5,615,241
MML Foreign Fund, Initial Class (a)	644,829	5,919,531
MML Fundamental Growth Fund, Class II (a)	494,020	6,165,369
MML Fundamental Value Fund, Class II (a)	613,039	8,760,324
MML Global Fund, Class I (a)	678,948	8,133,798
MML Income & Growth Fund, Initial Class (a)	501,918	5,726,885
MML International Equity Fund, Class II (a)	690,202	5,935,735
MML Large Cap Growth Fund, Initial Class (a)	347,035	3,886,795
MML Mid Cap Growth Fund, Initial Class (a)	465,450	7,181,890
MML Mid Cap Value Fund, Initial Class (a)	699,704	7,906,661
MML Small Cap Growth Equity Fund, Initial Class (a)	135,630	1,784,189
MML Small Company Value Fund, Class II (a)	224,042	3,481,607
MML Small/Mid Cap Value Fund, Initial Class (a)	220,072	2,596,849
MML Strategic Emerging Markets Fund, Class II (a)	518,160	4,347,365
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	32,573	2,416,559
Oppenheimer Global Fund/VA, Non-Service Shares (a)	94,007	3,339,136
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	1,171,285	11,349,754
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,206,839	2,679,181

		111,962,082

Fixed Income Funds — 10.4%
MML Dynamic Bond Fund, Class II (a)	237,604	2,371,283
MML Inflation-Protected and Income Fund, Initial Class (a)	317,783	3,295,413
MML Managed Bond Fund, Initial Class (a)	219,585	2,763,488

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	281,269	$2,764,870
MML Total Return Bond Fund, Class II (a)	167,998	1,755,575

		12,950,629

TOTAL MUTUAL FUNDS (Cost $130,486,132)		124,912,711

TOTAL LONG-TERM INVESTMENTS (Cost $130,486,132)		124,912,711

TOTAL INVESTMENTS —100.1% (Cost $130,486,132) (b)		124,912,711

Other Assets/(Liabilities) — (0.1)%		(81,951)

NET ASSETS — 100.0%		$124,830,760

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 63.7%
American Funds Blue Chip Income and Growth Fund, Class 1	15,696,057	$209,071,480
American Funds Growth-Income Fund, Class 1	5,396,611	245,491,815
American Funds International Fund, Class 1	4,207,155	74,845,290

		529,408,585

Fixed Income Funds — 36.4%
American Funds Bond Fund, Class 1	27,334,828	302,049,854

TOTAL MUTUAL FUNDS (Cost $770,358,828)		831,458,439

TOTAL LONG-TERM INVESTMENTS (Cost $770,358,828)		831,458,439

TOTAL INVESTMENTS — 100.1% (Cost $770,358,828) (a)		831,458,439

Other Assets/ (Liabilities) — (0.1)%		(893,601)

NET ASSETS — 100.0%		$830,564,838

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Growth Fund, Class 1	1,878,823	$124,810,179

TOTAL MUTUAL FUNDS (Cost $120,069,407)		124,810,179

TOTAL LONG-TERM INVESTMENTS (Cost $120,069,407)		124,810,179

TOTAL INVESTMENTS — 100.1% (Cost $120,069,407) (a)		124,810,179

Other Assets/ (Liabilities) — (0.1)%		(138,647)

NET ASSETS — 100.0%		$124,671,532

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds International Fund, Class 1	3,022,541	$53,771,004

TOTAL MUTUAL FUNDS (Cost $54,801,010)		53,771,004

TOTAL LONG-TERM INVESTMENTS (Cost $54,801,010)		53,771,004

TOTAL INVESTMENTS — 100.1% (Cost $54,801,010) (a)		53,771,004

Other Assets/ (Liabilities) — (0.1)%		(68,127)

NET ASSETS — 100.0%		$53,702,877

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 51.4%
MML Blue Chip Growth Fund, Initial Class (a)	1,687,903	$25,166,627
MML Equity Income Fund, Initial Class (a)	1,570,298	18,215,457
MML Focused Equity Fund, Class II (a)	847,937	10,268,520
MML Foreign Fund, Initial Class (a)	1,577,928	14,485,381
MML Fundamental Growth Fund, Class II (a)	1,336,123	16,674,819
MML Fundamental Value Fund, Class II (a)	1,526,399	21,812,235
MML Global Fund, Class I (a)	1,348,100	16,150,244
MML Income & Growth Fund, Initial Class (a)	1,702,697	19,427,772
MML International Equity Fund, Class II (a)	1,688,050	14,517,228
MML Large Cap Growth Fund, Initial Class (a)	1,342,608	15,037,212
MML Mid Cap Growth Fund, Initial Class (a)	1,002,681	15,471,361
MML Mid Cap Value Fund, Initial Class (a)	1,578,546	17,837,574
MML Small Cap Growth Equity Fund, Initial Class (a)	289,834	3,812,701
MML Small Company Value Fund, Class II (a)	480,914	7,473,405
MML Small/Mid Cap Value Fund, Initial Class (a)	394,035	4,649,613
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	70,133	5,203,171
Oppenheimer Global Fund/VA, Non-Service Shares (a)	343,492	12,200,822
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	4,230,578	40,994,301
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,082,242	13,502,578

		292,901,021

Fixed Income Funds — 48.7%
MML Dynamic Bond Fund, Class II (a)	6,262,802	62,502,767
MML High Yield Fund, Class II (a)	2,113,483	19,718,792
MML Inflation-Protected and Income Fund, Initial Class (a)	1,985,295	20,587,506
MML Managed Bond Fund, Initial Class (a)	8,387,743	105,560,059
MML Short-Duration Bond Fund, Class II (a)	2,029,748	19,952,427

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,757,406	$49,714,888

		278,036,439

TOTAL MUTUAL FUNDS (Cost $583,150,128)		570,937,460

TOTAL LONG-TERM INVESTMENTS (Cost $583,150,128)		570,937,460

TOTAL INVESTMENTS — 100.1% (Cost $583,150,128) (b)		570,937,460

Other Assets/(Liabilities) — (0.1)%		(385,421)

NET ASSETS — 100.0%		$570,552,039

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 1.0%
Chemicals — 1.0%
Ashland, Inc.	9,500	$1,044,620
Ecolab, Inc.	3,800	423,776
PPG Industries, Inc.	5,900	657,791
The Sherwin-Williams Co.	7,400	2,106,558

		4,232,745

Communications — 27.8%
Internet — 27.3%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	69,746	5,512,026
Alphabet, Inc. Class A (a)	13,800	10,528,020
Alphabet, Inc. Class C (a)	23,956	17,846,022
Amazon.com, Inc. (a)	46,700	27,722,988
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	14,700	2,805,936
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	42,800	1,894,328
Facebook, Inc. Class A (a)	154,276	17,602,892
JD.com, Inc. ADR (Cayman Islands) (a)	16,700	442,550
LinkedIn Corp. Class A (a)	8,400	960,540
Netflix, Inc. (a)	42,200	4,314,106
The Priceline Group, Inc. (a)	11,330	14,603,917
Tencent Holdings Ltd.	270,500	5,529,141

		109,762,466

Media — 0.5%
The Walt Disney Co.	19,900	1,976,269

Telecommunications — 0.0%
T-Mobile US, Inc. (a)	2,600	99,580

		111,838,315

Consumer, Cyclical — 17.4%
Airlines — 2.3%
Alaska Air Group, Inc.	28,000	2,296,560
American Airlines Group, Inc.	152,600	6,258,126
Delta Air Lines, Inc.	11,100	540,348

		9,095,034

Apparel — 1.4%
Hanesbrands, Inc.	82,900	2,349,386
Nike, Inc. Class B	56,080	3,447,238

		5,796,624

Auto Manufacturers — 0.4%
Ferrari NV (a)	1,800	75,060
Tesla Motors, Inc. (a)	6,890	1,583,115

		1,658,175

	Number of Shares	Value
Automotive & Parts — 0.3%
BorgWarner, Inc.	1,200	$46,080
Delphi Automotive PLC	16,900	1,267,838

		1,313,918

Leisure Time — 1.4%
Carnival Corp.	6,000	316,620
Norwegian Cruise Line Holdings Ltd. (a)	47,200	2,609,688
Royal Caribbean Cruises Ltd.	31,500	2,587,725

		5,514,033

Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	125,028	2,815,630
Las Vegas Sands Corp.	4,800	248,064
Marriott International, Inc. Class A	26,887	1,913,817
MGM Resorts International (a)	85,500	1,833,120

		6,810,631

Retail — 9.9%
AutoZone, Inc. (a)	3,500	2,788,415
Costco Wholesale Corp.	4,300	677,594
CVS Health Corp.	32,000	3,319,360
Dollar General Corp.	12,900	1,104,240
The Home Depot, Inc.	38,700	5,163,741
L Brands, Inc.	13,500	1,185,435
Lowe’s Cos., Inc.	81,100	6,143,325
McDonald’s Corp.	300	37,704
O’Reilly Automotive, Inc. (a)	18,100	4,953,246
PVH Corp.	400	39,624
Ross Stores, Inc.	53,200	3,080,280
Starbucks Corp.	71,900	4,292,430
Tractor Supply Co.	27,600	2,496,696
Walgreens Boots Alliance, Inc.	51,300	4,321,512
Yum! Brands, Inc.	1,500	122,775

		39,726,377

		69,914,792

Consumer, Non-cyclical — 26.5%
Agriculture — 0.2%
Philip Morris International, Inc.	6,700	657,337

Beverages — 0.7%
Constellation Brands, Inc. Class A	11,900	1,797,971
Molson Coors Brewing Co. Class B	4,500	432,810
Monster Beverage Corp. (a)	3,100	413,478

		2,644,259

Biotechnology — 6.7%
Alexion Pharmaceuticals, Inc. (a)	56,500	7,865,930
Biogen, Inc. (a)	12,900	3,358,128
Celgene Corp. (a)	63,300	6,335,697
Gilead Sciences, Inc.	39,600	3,637,656
Incyte Corp. (a)	5,500	398,585

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	6,400	$2,306,816
Vertex Pharmaceuticals, Inc. (a)	40,500	3,219,345

		27,122,157

Commercial Services — 4.7%
The McGraw Hill Financial, Inc.	3,900	386,022
McKesson Corp.	36,700	5,771,075
PayPal Holdings, Inc. (a)	34,600	1,335,560
Visa, Inc. Class A	151,220	11,565,305

		19,057,962

Cosmetics & Personal Care — 0.2%
The Estee Lauder Cos., Inc. Class A	8,000	754,480

Foods — 0.0%
The Kraft Heinz Co.	1,000	78,560
The Kroger Co.	2,500	95,625

		174,185

Health Care – Products — 3.1%
Becton, Dickinson & Co.	22,600	3,431,132
Henry Schein, Inc. (a)	9,200	1,588,196
Hologic, Inc. (a)	11,100	382,950
Intuitive Surgical, Inc. (a)	5,600	3,365,880
Medtronic PLC	3,327	249,525
Stryker Corp.	31,830	3,415,041

		12,432,724

Health Care – Services — 5.3%
Aetna, Inc.	28,400	3,190,740
Anthem, Inc.	25,300	3,516,447
Cigna Corp.	7,000	960,680
Humana, Inc.	5,900	1,079,405
Thermo Fisher Scientific, Inc.	41,000	5,805,190
UnitedHealth Group, Inc.	52,200	6,728,580

		21,281,042

Pharmaceuticals — 5.6%
Allergan PLC (a)	32,854	8,805,858
AmerisourceBergen Corp.	700	60,585
Baxalta, Inc.	19,300	779,720
Bristol-Myers Squibb Co.	88,200	5,634,216
Cardinal Health, Inc.	33,300	2,728,935
Eli Lilly & Co.	34,800	2,505,948
Shire PLC Sponsored ADR (Ireland)	7,400	1,272,060
Zoetis, Inc.	13,800	611,754

		22,399,076

		106,523,222

Financial — 8.8%
Banks — 0.6%
The Bank of New York Mellon Corp.	17,200	633,476
Northern Trust Corp.	4,600	299,782
State Street Corp.	24,800	1,451,296

		2,384,554

	Number of Shares	Value
Diversified Financial — 5.8%
Ameriprise Financial, Inc.	7,100	$667,471
BlackRock, Inc.	1,100	374,627
Citigroup, Inc.	2,800	116,900
CME Group, Inc.	800	76,840
Intercontinental Exchange, Inc.	19,600	4,608,744
MasterCard, Inc. Class A	110,100	10,404,450
Morgan Stanley	144,600	3,616,446
Synchrony Financial (a)	1,100	31,526
TD Ameritrade Holding Corp.	114,900	3,622,797

		23,519,801

Insurance — 0.6%
Aon PLC	1,500	156,675
Chubb Ltd.	2,400	285,960
Marsh & McLennan Cos., Inc.	27,300	1,659,567
Willis Towers Watson PLC	2,300	272,918

		2,375,120

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	69,870	7,152,592

		35,432,067

Industrial — 8.3%
Aerospace & Defense — 1.5%
The Boeing Co.	39,400	5,001,436
Northrop Grumman Corp.	2,900	573,910
Rockwell Collins, Inc.	3,500	322,735

		5,898,081

Airlines — 0.6%
United Continental Holdings, Inc. (a)	44,500	2,663,770

Electronics — 0.1%
Agilent Technologies, Inc.	7,600	302,860

Machinery – Diversified — 0.8%
Roper Technologies, Inc.	12,300	2,248,071
Wabtec Corp.	14,800	1,173,492

		3,421,563

Manufacturing — 3.2%
Danaher Corp.	131,760	12,498,754
Textron, Inc.	9,300	339,078

		12,837,832

Transportation — 2.1%
Canadian Pacific Railway Ltd.	21,600	2,866,104
FedEx Corp.	16,300	2,652,336
J.B. Hunt Transport Services, Inc.	21,900	1,844,856
Kansas City Southern	11,300	965,585
Union Pacific Corp.	1,100	87,505

		8,416,386

		33,540,492

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 9.7%
Computers — 1.5%
Apple, Inc.	46,740	$5,094,192
Cognizant Technology Solutions Corp. Class A (a)	8,100	507,870
IHS, Inc. Class A (a)	2,500	310,400

		5,912,462

Semiconductors — 0.6%
Broadcom Ltd.	8,100	1,251,450
NXP Semiconductor NV (a)	13,400	1,086,338

		2,337,788

Software — 7.6%
Activision Blizzard, Inc.	8,300	280,872
Electronic Arts, Inc. (a)	23,700	1,566,807
Fidelity National Information Services, Inc.	2,600	164,606
First Data Corp. Class A (a)	7,500	97,050
Fiserv, Inc. (a)	41,440	4,250,915
Intuit, Inc.	800	83,208
Microsoft Corp.	227,000	12,537,210
Red Hat, Inc. (a)	31,948	2,380,446
Salesforce.com, Inc. (a)	91,000	6,718,530
Servicenow, Inc. (a)	36,400	2,226,952
Workday, Inc. Class A (a)	5,900	453,356

		30,759,952

		39,010,202

TOTAL COMMON STOCK (Cost $286,233,146)		400,491,835

TOTAL EQUITIES (Cost $286,233,146)		400,491,835

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,002	1,002

TOTAL MUTUAL FUNDS (Cost $1,002)		1,002

TOTAL LONG-TERM INVESTMENTS (Cost $286,234,148)		400,492,837

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$2,199,525	2,199,525

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,525)	$2,199,525

TOTAL INVESTMENTS — 100.1% (Cost $288,433,673) (c)	402,692,362

Other Assets/(Liabilities) — (0.1)%	(336,549)

NET ASSETS — 100.0%	$402,355,813

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,199,526. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $2,244,408.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 42.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,195,475	$17,824,534
MML Equity Income Fund, Initial Class (a)	1,210,025	14,036,295
MML Focused Equity Fund, Class II (a)	530,961	6,429,935
MML Foreign Fund, Initial Class (a)	966,521	8,872,666
MML Fundamental Growth Fund, Class II (a)	971,603	12,125,599
MML Fundamental Value Fund, Class II (a)	1,147,444	16,396,972
MML Global Fund, Class I (a)	942,459	11,290,662
MML Income & Growth Fund, Initial Class (a)	1,152,750	13,152,880
MML International Equity Fund, Class II (a)	1,034,383	8,895,690
MML Large Cap Growth Fund, Initial Class (a)	991,275	11,102,276
MML Mid Cap Growth Fund, Initial Class (a)	578,228	8,922,065
MML Mid Cap Value Fund, Initial Class (a)	1,035,015	11,695,673
MML Small Cap Growth Equity Fund, Initial Class (a)	169,592	2,230,941
MML Small Company Value Fund, Class II (a)	349,148	5,425,765
MML Small/Mid Cap Value Fund, Initial Class (a)	202,521	2,389,742
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	41,463	3,076,126
Oppenheimer Global Fund/VA, Non-Service Shares (a)	224,229	7,964,607
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	3,090,684	29,948,723
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,250,958	7,217,128

		198,998,279

Fixed Income Funds — 58.0%
MML Dynamic Bond Fund, Class II (a)	5,963,265	59,513,381
MML High Yield Fund, Class II (a)	1,936,560	18,068,102
MML Inflation-Protected and Income Fund, Initial Class (a)	1,871,918	19,411,792
MML Managed Bond Fund, Initial Class (a)	8,960,613	112,769,640
MML Short-Duration Bond Fund, Class II (a)	1,576,876	15,500,696

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,636,643	$48,452,922

		273,716,533

TOTAL MUTUAL FUNDS (Cost $487,803,808)		472,714,812

TOTAL LONG-TERM INVESTMENTS (Cost $487,803,808)		472,714,812

TOTAL INVESTMENTS — 100.1% (Cost $487,803,808) (b)		472,714,812

Other Assets/ (Liabilities) — (0.1)%		(318,739)

NET ASSETS — 100.0%		$472,396,073

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 5.9%
Chemicals — 2.0%
CF Industries Holdings, Inc.	90,700	$2,842,538
E.I. du Pont de Nemours & Co.	103,100	6,528,292

		9,370,830

Forest Products & Paper — 1.9%
International Paper Co.	147,400	6,049,296
Rayonier, Inc.	108,200	2,670,376

		8,719,672

Iron & Steel — 1.1%
Nucor Corp.	104,500	4,942,850

Mining — 0.9%
Vulcan Materials Co.	39,700	4,191,129

		27,224,481

Communications — 9.1%
Media — 3.7%
Comcast Corp. Class A	82,500	5,039,100
News Corp. Class A	228,300	2,915,391
Time Warner, Inc.	7,033	510,244
Twenty-First Century Fox Class A	17,700	493,476
Twenty-First Century Fox, Inc. Class B	191,300	5,394,660
Viacom, Inc. Class B	5,900	243,552
The Walt Disney Co.	26,800	2,661,508

		17,257,931

Telecommunications — 5.4%
CenturyLink, Inc.	83,105	2,656,036
Cisco Systems, Inc.	188,600	5,369,442
Harris Corp.	64,000	4,983,040
Telefonica SA	197,035	2,202,497
Verizon Communications, Inc.	151,635	8,200,421
Vodafone Group PLC	407,771	1,299,723

		24,711,159

		41,969,090

Consumer, Cyclical — 7.4%
Airlines — 0.3%
Southwest Airlines Co.	32,500	1,456,000

Auto Manufacturers — 0.7%
General Motors Co.	100,449	3,157,112

Automotive & Parts — 0.6%
Johnson Controls, Inc.	64,600	2,517,462

Leisure Time — 0.8%
Carnival Corp.	68,000	3,588,360

Lodging — 1.0%
Las Vegas Sands Corp.	90,000	4,651,200

	Number of Shares	Value
Retail — 2.8%
Kohl’s Corp.	94,200	$4,390,662
Macy’s, Inc.	74,400	3,280,296
Staples, Inc.	121,200	1,336,836
Wal-Mart Stores, Inc.	57,600	3,945,024

		12,952,818

Toys, Games & Hobbies — 1.2%
Mattel, Inc.	170,500	5,732,210

		34,055,162

Consumer, Non-cyclical — 12.7%
Agriculture — 1.3%
Archer-Daniels-Midland Co.	133,600	4,851,016
Philip Morris International, Inc.	9,700	951,667

		5,802,683

Beverages — 1.1%
The Coca-Cola Co.	6,400	296,896
Diageo PLC	8,748	236,080
PepsiCo, Inc.	44,500	4,560,360

		5,093,336

Biotechnology — 0.6%
Gilead Sciences, Inc.	27,800	2,553,708

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	222,700	1,071,187

Foods — 0.7%
Kellogg Co.	36,300	2,778,765
McCormick & Co., Inc.	6,000	596,880

		3,375,645

Health Care – Products — 2.6%
Becton, Dickinson & Co.	15,800	2,398,756
Johnson & Johnson	86,500	9,359,300

		11,758,056

Health Care – Services — 1.1%
Anthem, Inc.	38,200	5,309,418

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	88,600	5,659,768
GlaxoSmithKline PLC	148,992	3,018,959
Merck & Co., Inc.	103,500	5,476,185
Pfizer, Inc.	316,654	9,385,625

		23,540,537

		58,504,570

Energy — 11.8%
Oil & Gas — 11.1%
Anadarko Petroleum Corp.	33,200	1,546,124
Apache Corp.	150,600	7,350,786
Canadian Natural Resources Ltd.	202,800	5,475,600

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	49,700	$4,741,380
EQT Corp.	13,800	928,188
Exxon Mobil Corp.	140,900	11,777,831
Hess Corp.	78,900	4,154,085
Occidental Petroleum Corp.	53,000	3,626,790
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	165,900	8,037,855
Total SA	70,059	3,186,450

		50,825,089

Pipelines — 0.7%
Columbia Pipeline Group, Inc.	129,500	3,250,450

		54,075,539

Financial — 21.9%
Banks — 7.7%
Bank of America Corp.	471,977	6,381,129
The Bank of New York Mellon Corp.	100,200	3,690,366
Fifth Third Bancorp	151,100	2,521,859
Northern Trust Corp.	86,900	5,663,273
The PNC Financial Services Group, Inc.	37,300	3,154,461
Royal Bank of Scotland Group PLC (a)	718,675	2,285,504
State Street Corp.	83,500	4,886,420
U.S. Bancorp	36,100	1,465,299
Wells Fargo & Co.	110,700	5,353,452

		35,401,763

Diversified Financial — 7.7%
American Express Co.	97,600	5,992,640
Ameriprise Financial, Inc.	54,600	5,132,946
Citigroup, Inc.	113,600	4,742,800
JP Morgan Chase & Co.	230,800	13,667,976
Morgan Stanley	218,700	5,469,687
Och-Ziff Capital Management Group LLC Class B	128,100	557,235

		35,563,284

Insurance — 5.4%
Chubb Ltd.	11,108	1,323,518
Loews Corp.	165,500	6,332,030
Marsh & McLennan Cos., Inc.	106,300	6,461,977
MetLife, Inc.	158,000	6,942,520
Sun Life Financial, Inc.	22,500	726,075
Willis Towers Watson PLC	12,011	1,425,225
XL Group PLC	36,900	1,357,920

		24,569,265

Real Estate Investment Trusts (REITS) — 1.1%
The Macerich Co.	7,300	578,452
Weyerhaeuser Co.	142,742	4,422,147

		5,000,599

		100,534,911

	Number of Shares	Value
Industrial — 13.8%
Aerospace & Defense — 2.1%
The Boeing Co.	67,700	$8,593,838
United Technologies Corp.	10,300	1,031,030

		9,624,868

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	94,800	5,155,224

Electronics — 1.4%
TE Connectivity Ltd.	12,200	755,424
Tyco International PLC	152,400	5,594,604

		6,350,028

Machinery – Diversified — 1.6%
Cummins, Inc.	22,600	2,484,644
Deere & Co.	53,800	4,142,062
Flowserve Corp.	13,400	595,094

		7,221,800

Manufacturing — 5.3%
General Electric Co.	485,300	15,427,687
Illinois Tool Works, Inc.	48,600	4,978,584
Pentair PLC	75,700	4,107,482

		24,513,753

Packaging & Containers — 0.1%
WestRock Co.	16,594	647,664

Transportation — 2.2%
Canadian Pacific Railway Ltd.	17,700	2,348,613
Union Pacific Corp.	41,300	3,285,415
United Parcel Service, Inc. Class B	43,200	4,556,304

		10,190,332

		63,703,669

Technology — 7.6%
Computers — 0.8%
EMC Corp.	46,000	1,225,900
Western Digital Corp.	53,100	2,508,444

		3,734,344

Semiconductors — 4.4%
Analog Devices, Inc.	63,000	3,728,970
Applied Materials, Inc.	297,900	6,309,522
QUALCOMM, Inc.	108,800	5,564,032
Texas Instruments, Inc.	82,800	4,754,376

		20,356,900

Software — 2.4%
CA, Inc.	71,700	2,207,643
Microsoft Corp.	159,000	8,781,570

		10,989,213

		35,080,457

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 8.5%
Electric — 7.3%
The AES Corp.	460,100	$5,429,180
Edison International	59,600	4,284,644
Entergy Corp.	74,100	5,874,648
Exelon Corp.	78,300	2,807,838
FirstEnergy Corp.	143,600	5,165,292
PG&E Corp.	85,200	5,088,144
Xcel Energy, Inc.	115,200	4,817,664

		33,467,410

Gas — 1.2%
NiSource, Inc.	231,900	5,463,564

		38,930,974

TOTAL COMMON STOCK (Cost $385,804,210)		454,078,853

TOTAL EQUITIES (Cost $385,804,210)		454,078,853

	Principal Amount

BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc. (Acquired 11/18/15, Cost $165,765) (b) (c) 5.875% 5/15/23	$202,000	158,318

TOTAL CORPORATE DEBT (Cost $165,765)		158,318

TOTAL BONDS & NOTES (Cost $165,765)		158,318

	Number of Shares

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,148	1,148

TOTAL MUTUAL FUNDS (Cost $1,148)		1,148

TOTAL LONG-TERM INVESTMENTS (Cost $385,971,123)		454,238,319

	Number of Shares	Value

SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	9,085,339	$9,085,339

TOTAL SHORT-TERM INVESTMENTS (Cost $9,085,339)		9,085,339

TOTAL INVESTMENTS — 100.7% (Cost $395,056,462) (e)		463,323,658

Other Assets/(Liabilities) — (0.7)%		(3,151,043)

NET ASSETS — 100.0%		$460,172,615

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $158,318 or 0.03% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $158,318 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Maturity value of $9,085,342. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $9,269,714.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.5%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	4,752	$684,526
Airgas, Inc.	1,624	230,023
CF Industries Holdings, Inc.	5,795	181,615
The Dow Chemical Co.	27,592	1,403,329
E.I. du Pont de Nemours & Co.	21,509	1,361,950
Eastman Chemical Co.	3,689	266,456
Ecolab, Inc.	6,606	736,701
FMC Corp.	3,300	133,221
International Flavors & Fragrances, Inc.	1,937	220,373
LyondellBasell Industries NV Class A	8,514	728,628
Monsanto Co.	10,905	956,805
The Mosaic Co.	8,727	235,629
PPG Industries, Inc.	6,597	735,500
Praxair, Inc.	7,061	808,131
The Sherwin-Williams Co.	1,942	552,829

		9,235,716

Forest Products & Paper — 0.1%
International Paper Co.	10,082	413,765

Iron & Steel — 0.1%
Nucor Corp.	7,952	376,130

Mining — 0.3%
Alcoa, Inc.	32,585	312,164
Freeport-McMoRan, Inc.	30,689	317,324
Newmont Mining Corp.	13,167	349,979
Vulcan Materials Co.	3,329	351,443

		1,330,910

		11,356,521

Communications — 13.5%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	9,762	224,038
Nielsen Holdings PLC	8,886	467,937
Omnicom Group, Inc.	5,905	491,473

		1,183,448

Internet — 6.5%
Akamai Technologies, Inc. (a)	4,278	237,728
Alphabet, Inc. Class A (a)	7,222	5,509,664
Alphabet, Inc. Class C (a)	7,335	5,464,208
Amazon.com, Inc. (a)	9,528	5,656,202
eBay, Inc. (a)	26,696	636,967
Equinix, Inc.	1,713	566,506
Expedia, Inc.	2,944	317,422

	Number of Shares	Value
F5 Networks, Inc. (a)	1,673	$177,087
Facebook, Inc. Class A (a)	56,642	6,462,852
Netflix, Inc. (a)	10,594	1,083,025
The Priceline Group, Inc. (a)	1,223	1,576,398
Symantec Corp.	15,911	292,444
TripAdvisor, Inc. (a)	2,850	189,525
VeriSign, Inc. (a)	2,337	206,918
Yahoo!, Inc. (a)	21,585	794,544

		29,171,490

Media — 2.9%
Cablevision Systems Corp. Class A	5,570	183,810
CBS Corp. Class B	10,373	571,449
Comcast Corp. Class A	59,980	3,663,579
Discovery Communications, Inc. Series A (a)	3,792	108,565
Discovery Communications, Inc. Series C (a)	5,804	156,708
News Corp. Class A	9,763	124,674
News Corp. Class B	2,568	34,026
Scripps Networks Interactive Class A	2,374	155,497
TEGNA, Inc.	5,453	127,927
Time Warner Cable, Inc.	7,010	1,434,386
Time Warner, Inc.	19,483	1,413,492
Twenty-First Century Fox Class A	27,555	768,233
Twenty-First Century Fox, Inc. Class B	10,747	303,065
Viacom, Inc. Class B	8,654	357,237
The Walt Disney Co.	37,049	3,679,336

		13,081,984

Telecommunications — 3.8%
AT&T, Inc.	151,884	5,949,296
CenturyLink, Inc.	13,286	424,621
Cisco Systems, Inc.	124,220	3,536,543
Corning, Inc.	27,323	570,778
Frontier Communications Corp.	29,586	165,386
Harris Corp.	3,013	234,592
Juniper Networks, Inc.	8,567	218,544
Level 3 Communications, Inc. (a)	7,044	372,275
Motorola Solutions, Inc.	3,877	293,489
Verizon Communications, Inc.	100,595	5,440,178

		17,205,702

		60,642,624

Consumer, Cyclical — 10.4%
Airlines — 0.5%
American Airlines Group, Inc.	14,908	611,377
Delta Air Lines, Inc.	19,135	931,492
Southwest Airlines Co.	15,748	705,510

		2,248,379

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.8%
Hanesbrands, Inc.	9,806	$277,902
Michael Kors Holdings Ltd. (a)	4,409	251,137
Nike, Inc. Class B	33,316	2,047,935
Ralph Lauren Corp.	1,471	141,598
Under Armour, Inc. Class A (a)	4,510	382,583
VF Corp.	8,357	541,199

		3,642,354

Auto Manufacturers — 0.6%
Ford Motor Co.	96,173	1,298,335
General Motors Co.	34,740	1,091,878
Paccar, Inc.	8,608	470,772

		2,860,985

Automotive & Parts — 0.4%
BorgWarner, Inc.	5,345	205,248
Delphi Automotive PLC	6,856	514,337
The Goodyear Tire & Rubber Co.	6,449	212,688
Johnson Controls, Inc.	16,127	628,469

		1,560,742

Distribution & Wholesale — 0.2%
Fastenal Co.	7,177	351,673
Genuine Parts Co.	3,650	362,664
W.W. Grainger, Inc.	1,391	324,701

		1,039,038

Home Builders — 0.1%
D.R. Horton, Inc.	8,228	248,732
Lennar Corp. Class A	4,471	216,218
PulteGroup, Inc.	7,931	148,389

		613,339

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,759	156,621
Whirlpool Corp.	1,882	339,400

		496,021

Housewares — 0.1%
Newell Rubbermaid, Inc.	6,652	294,617

Leisure Time — 0.3%
Carnival Corp.	11,093	585,378
Harley-Davidson, Inc.	4,525	232,268
Royal Caribbean Cruises Ltd.	4,200	345,030

		1,162,676

Lodging — 0.3%
Marriott International, Inc. Class A	4,657	331,485
Starwood Hotels & Resorts Worldwide, Inc.	4,203	350,656
Wyndham Worldwide Corp.	2,788	213,087
Wynn Resorts Ltd.	1,955	182,656

		1,077,884

	Number of Shares	Value
Retail — 6.8%
Advance Auto Parts, Inc.	1,821	$291,979
AutoNation, Inc. (a)	1,746	81,503
AutoZone, Inc. (a)	746	594,331
Bed Bath & Beyond, Inc. (a)	3,994	198,262
Best Buy Co., Inc.	6,900	223,836
CarMax, Inc. (a)	4,848	247,733
Chipotle Mexican Grill, Inc. (a)	741	348,989
Coach, Inc.	6,919	277,383
Costco Wholesale Corp.	10,854	1,710,373
CVS Health Corp.	27,084	2,809,423
Darden Restaurants, Inc.	2,883	191,143
Dollar General Corp.	7,228	618,717
Dollar Tree, Inc. (a)	5,760	474,970
GameStop Corp. Class A	2,559	81,197
The Gap, Inc.	5,717	168,080
The Home Depot, Inc.	31,285	4,174,358
Kohl’s Corp.	4,746	221,211
L Brands, Inc.	6,235	547,495
Lowe’s Cos., Inc.	22,603	1,712,177
Macy’s, Inc.	7,622	336,054
McDonald’s Corp.	22,251	2,796,506
Nordstrom, Inc.	3,152	180,326
O’Reilly Automotive, Inc. (a)	2,387	653,226
PVH Corp.	2,032	201,290
Ross Stores, Inc.	9,933	575,121
Signet Jewelers Ltd.	1,979	245,455
Staples, Inc.	16,218	178,885
Starbucks Corp.	36,498	2,178,931
Target Corp.	14,816	1,219,060
Tiffany & Co.	2,785	204,363
The TJX Cos., Inc.	16,563	1,297,711
Tractor Supply Co.	3,256	294,538
Urban Outfitters, Inc. (a)	2,267	75,015
Wal-Mart Stores, Inc.	38,729	2,652,549
Walgreens Boots Alliance, Inc.	21,260	1,790,942
Yum! Brands, Inc.	10,035	821,365

		30,674,497

Textiles — 0.1%
Cintas Corp.	2,180	195,786
Mohawk Industries, Inc. (a)	1,591	303,722

		499,508

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,796	223,960
Mattel, Inc.	8,466	284,627

		508,587

		46,678,627

Consumer, Non-cyclical — 24.2%
Agriculture — 1.8%
Altria Group, Inc.	48,382	3,031,616

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Archer-Daniels-Midland Co.	14,621	$530,889
Philip Morris International, Inc.	38,266	3,754,277
Reynolds American, Inc.	20,368	1,024,714

		8,341,496

Beverages — 2.4%
Brown-Forman Corp. Class B	2,432	239,479
The Coca-Cola Co.	96,175	4,461,558
Coca-Cola Enterprises, Inc.	5,225	265,116
Constellation Brands, Inc. Class A	4,333	654,673
Dr. Pepper Snapple Group, Inc.	4,630	414,015
Molson Coors Brewing Co. Class B	4,549	437,523
Monster Beverage Corp. (a)	3,678	490,572
PepsiCo, Inc.	35,717	3,660,278

		10,623,214

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	5,528	769,608
Amgen, Inc.	18,588	2,786,899
Biogen, Inc. (a)	5,396	1,404,687
Celgene Corp. (a)	19,284	1,930,136
Gilead Sciences, Inc.	33,733	3,098,713
Illumina, Inc. (a)	3,659	593,160
Regeneron Pharmaceuticals, Inc. (a)	1,933	696,731
Vertex Pharmaceuticals, Inc. (a)	6,025	478,927

		11,758,861

Commercial Services — 2.3%
The ADT Corp.	4,123	170,115
Alliance Data Systems Corp. (a)	1,439	316,580
Automatic Data Processing, Inc.	11,320	1,015,517
Equifax, Inc.	2,969	339,327
H&R Block, Inc.	5,903	155,957
The McGraw Hill Financial, Inc.	6,529	646,240
McKesson Corp.	5,650	888,463
Moody’s Corp.	4,202	405,745
Paychex, Inc.	7,855	424,249
PayPal Holdings, Inc. (a)	27,532	1,062,735
Quanta Services, Inc. (a)	4,055	91,481
Robert Half International, Inc.	3,124	145,516
Total System Services, Inc.	4,235	201,501
United Rentals, Inc. (a)	2,308	143,535
Verisk Analytics, Inc. (a)	3,776	301,778
Visa, Inc. Class A	47,386	3,624,081
Western Union Co.	12,110	233,602

		10,166,422

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	22,080	1,559,952
The Estee Lauder Cos., Inc. Class A	5,441	513,141
The Procter & Gamble Co.	65,468	5,388,671

		7,461,764

Foods — 1.9%
Campbell Soup Co.	4,472	285,269

	Number of Shares	Value
ConAgra Foods, Inc.	10,608	$473,329
General Mills, Inc.	14,592	924,403
The Hershey Co.	3,570	328,761
Hormel Foods Corp.	6,716	290,400
The J.M. Smucker Co.	2,931	380,561
Kellogg Co.	6,240	477,672
The Kraft Heinz Co.	14,726	1,156,875
The Kroger Co.	24,168	924,426
McCormick & Co., Inc.	2,892	287,696
Mondelez International, Inc. Class A	38,708	1,552,965
Sysco Corp.	12,919	603,705
Tyson Foods, Inc. Class A	7,204	480,219
Whole Foods Market, Inc.	7,886	245,333

		8,411,614

Health Care – Products — 3.5%
Baxter International, Inc.	13,418	551,211
Becton, Dickinson & Co.	5,242	795,840
Boston Scientific Corp. (a)	33,547	631,019
C.R. Bard, Inc.	1,843	373,521
Edwards Lifesciences Corp. (a)	5,281	465,837
Henry Schein, Inc. (a)	2,009	346,814
Hologic, Inc. (a)	6,091	210,140
Intuitive Surgical, Inc. (a)	916	550,562
Johnson & Johnson	68,102	7,368,636
Medtronic PLC	34,702	2,602,650
St. Jude Medical, Inc.	7,083	389,565
Stryker Corp.	7,755	832,034
Varian Medical Systems, Inc. (a)	2,321	185,726
Zimmer Biomet Holdings, Inc.	4,393	468,426

		15,771,981

Health Care – Services — 2.3%
Aetna, Inc.	8,648	971,603
Anthem, Inc.	6,477	900,238
Centene Corp. (a)	4,192	258,101
Cigna Corp.	6,328	868,455
DaVita HealthCare Partners, Inc. (a)	4,055	297,556
DENTSPLY SIRONA, Inc.	5,923	365,034
HCA Holdings, Inc. (a)	7,537	588,263
Humana, Inc.	3,643	666,487
Laboratory Corporation of America Holdings (a)	2,533	296,690
Quest Diagnostics, Inc.	3,452	246,645
Tenet Healthcare Corp. (a)	2,436	70,473
Thermo Fisher Scientific, Inc.	9,808	1,388,715
UnitedHealth Group, Inc.	23,484	3,027,088
Universal Health Services, Inc. Class B	2,190	273,137

		10,218,485

Household Products — 0.4%
Avery Dennison Corp.	2,266	163,401
Church & Dwight Co., Inc.	3,157	291,012

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Clorox Co.	3,231	$407,300
Kimberly-Clark Corp.	8,929	1,201,040

		2,062,753

Pharmaceuticals — 5.3%
Abbott Laboratories	36,344	1,520,270
AbbVie, Inc.	39,763	2,271,263
Allergan PLC (a)	9,739	2,610,344
AmerisourceBergen Corp.	4,776	413,363
Baxalta, Inc.	16,813	679,245
Bristol-Myers Squibb Co.	41,190	2,631,217
Cardinal Health, Inc.	8,204	672,318
Eli Lilly & Co.	24,091	1,734,793
Endo International PLC (a)	5,181	145,845
Express Scripts Holding Co. (a)	16,468	1,131,187
Mallinckrodt PLC (a)	2,705	165,762
Mead Johnson Nutrition Co.	4,576	388,823
Merck & Co., Inc.	68,572	3,628,144
Mylan NV (a)	10,129	469,479
Patterson Cos., Inc.	2,083	96,922
Perrigo Co. PLC	3,589	459,141
Pfizer, Inc.	149,250	4,423,770
Zoetis, Inc.	11,212	497,028

		23,938,914

		108,755,504

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	8,277	133,839

Energy — 6.7%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,912	130,915

Oil & Gas — 5.3%
Anadarko Petroleum Corp.	12,429	578,819
Apache Corp.	9,248	451,395
Cabot Oil & Gas Corp.	11,093	251,922
Chesapeake Energy Corp.	13,548	55,818
Chevron Corp.	46,490	4,435,146
Cimarex Energy Co.	2,352	228,779
Concho Resources, Inc. (a)	3,171	320,398
ConocoPhillips	30,512	1,228,718
Devon Energy Corp.	12,530	343,823
Diamond Offshore Drilling, Inc.	1,724	37,462
EOG Resources, Inc.	13,590	986,362
EQT Corp.	3,944	265,273
Exxon Mobil Corp.	102,509	8,568,727
Helmerich & Payne, Inc.	2,701	158,603
Hess Corp.	6,415	337,750
Marathon Oil Corp.	20,790	231,601
Marathon Petroleum Corp.	13,078	486,240
Murphy Oil Corp.	4,104	103,380
Newfield Exploration Co. (a)	4,981	165,618
Noble Energy, Inc.	10,677	335,365

	Number of Shares	Value
Occidental Petroleum Corp.	18,871	$1,291,342
Phillips 66	11,538	999,075
Pioneer Natural Resources Co.	4,031	567,323
Range Resources Corp.	4,319	139,849
Southwestern Energy Co. (a)	9,912	79,990
Tesoro Corp.	2,896	249,085
Valero Energy Corp.	11,612	744,794

		23,642,657

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	10,864	476,169
Cameron International Corp. (a)	4,750	318,487
FMC Technologies, Inc. (a)	5,749	157,293
Halliburton Co.	20,964	748,834
National Oilwell Varco, Inc.	9,355	290,941
Schlumberger Ltd.	30,823	2,273,196
Transocean Ltd.	8,651	79,070

		4,343,990

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	9,683	243,043
Kinder Morgan, Inc.	45,372	810,344
ONEOK, Inc.	5,234	156,287
Spectra Energy Corp.	16,664	509,919
The Williams Cos., Inc.	16,550	265,959

		1,985,552

		30,103,114

Financial — 15.5%
Banks — 3.9%
Bank of America Corp.	254,754	3,444,274
The Bank of New York Mellon Corp.	26,545	977,652
BB&T Corp.	19,364	644,240
Capital One Financial Corp.	13,044	904,080
Citizens Financial Group, Inc.	12,942	271,135
Comerica, Inc.	4,393	166,363
Fifth Third Bancorp	19,285	321,867
Huntington Bancshares, Inc.	20,049	191,267
KeyCorp	20,867	230,372
M&T Bank Corp.	3,918	434,898
Northern Trust Corp.	5,477	356,936
The PNC Financial Services Group, Inc.	12,328	1,042,579
Regions Financial Corp.	31,606	248,107
State Street Corp.	9,889	578,704
SunTrust Banks, Inc.	12,432	448,547
U.S. Bancorp	40,137	1,629,161
Wells Fargo & Co.	113,951	5,510,670
Zions Bancorp	5,131	124,222

		17,525,074

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a)	1,352	219,565
American Express Co.	20,231	1,242,183

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ameriprise Financial, Inc.	4,139	$389,107
BlackRock, Inc.	3,102	1,056,448
The Charles Schwab Corp.	29,801	835,024
Citigroup, Inc.	72,763	3,037,855
CME Group, Inc.	8,304	797,599
Discover Financial Services	10,230	520,912
E*TRADE Financial Corp. (a)	6,985	171,063
Franklin Resources, Inc.	9,153	357,425
The Goldman Sachs Group, Inc.	9,664	1,517,055
Intercontinental Exchange, Inc.	2,921	686,844
Invesco Ltd.	10,288	316,562
JP Morgan Chase & Co.	90,606	5,365,687
Legg Mason, Inc.	2,684	93,081
MasterCard, Inc. Class A	24,217	2,288,507
Morgan Stanley	37,686	942,527
The Nasdaq, Inc.	2,872	190,643
Navient Corp.	8,207	98,238
Synchrony Financial (a)	20,440	585,810
T. Rowe Price Group, Inc.	6,127	450,089

		21,162,224

Insurance — 4.0%
Aflac, Inc.	10,335	652,552
The Allstate Corp.	9,339	629,168
American International Group, Inc.	28,420	1,536,101
Aon PLC	6,634	692,921
Assurant, Inc.	1,635	126,140
Berkshire Hathaway, Inc. Class B (a)	46,268	6,564,504
Chubb Ltd.	11,334	1,350,446
Cincinnati Financial Corp.	3,670	239,871
The Hartford Financial Services Group, Inc.	9,719	447,852
Lincoln National Corp.	5,980	234,416
Loews Corp.	6,562	251,062
Marsh & McLennan Cos., Inc.	12,845	780,848
MetLife, Inc.	27,048	1,188,489
Principal Financial Group, Inc.	6,786	267,708
The Progressive Corp.	14,371	504,997
Prudential Financial, Inc.	11,000	794,420
Torchmark Corp.	2,859	154,843
The Travelers Cos., Inc.	7,285	850,232
Unum Group	5,787	178,934
Willis Towers Watson PLC	3,434	407,479
XL Group PLC	7,212	265,402

		18,118,385

Real Estate — 0.1%
CBRE Group, Inc. (a)	6,990	201,452

Real Estate Investment Trusts (REITS) — 2.8%
American Tower Corp.	10,506	1,075,499
Apartment Investment & Management Co. Class A	3,879	162,220

	Number of Shares	Value
AvalonBay Communities, Inc.	3,358	$638,692
Boston Properties, Inc.	3,762	478,075
Crown Castle International Corp.	8,204	709,646
Equity Residential	8,948	671,368
Essex Property Trust, Inc.	1,609	376,281
Extra Space Storage, Inc.	3,093	289,072
Federal Realty Investment Trust	1,701	265,441
General Growth Properties, Inc.	14,505	431,234
HCP, Inc.	11,355	369,946
Host Hotels & Resorts, Inc.	18,681	311,973
Iron Mountain, Inc.	4,809	163,073
Kimco Realty Corp.	10,287	296,060
The Macerich Co.	3,113	246,674
Prologis, Inc.	12,844	567,448
Public Storage	3,626	1,000,159
Realty Income Corp.	6,104	381,561
Simon Property Group, Inc.	7,669	1,592,775
SL Green Realty Corp.	2,519	244,041
UDR, Inc.	6,704	258,305
Ventas, Inc.	8,321	523,890
Vornado Realty Trust	4,337	409,543
Welltower, Inc.	8,819	611,509
Weyerhaeuser Co.	19,332	598,905

		12,673,390

Savings & Loans — 0.0%
People’s United Financial, Inc.	7,864	125,273

		69,805,798

Industrial — 9.5%
Aerospace & Defense — 1.9%
The Boeing Co.	15,364	1,950,306
General Dynamics Corp.	7,206	946,652
L-3 Communications Holdings, Inc.	1,958	232,023
Lockheed Martin Corp.	6,499	1,439,529
Northrop Grumman Corp.	4,480	886,592
Raytheon Co.	7,395	906,849
Rockwell Collins, Inc.	3,202	295,256
United Technologies Corp.	19,201	1,922,020

		8,579,227

Airlines — 0.1%
United Continental Holdings, Inc. (a)	8,882	531,677

Building Materials — 0.1%
Martin Marietta Materials, Inc.	1,563	249,314
Masco Corp.	8,355	262,765

		512,079

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,720	285,885
Emerson Electric Co.	15,807	859,585

		1,145,470

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc.	7,982	$318,083
Allegion PLC	2,423	154,369
Amphenol Corp. Class A	7,653	442,496
FLIR Systems, Inc.	3,454	113,809
Garmin Ltd.	2,963	118,402
PerkinElmer, Inc.	2,614	129,288
TE Connectivity Ltd.	9,101	563,534
Tyco International PLC	10,548	387,217
Waters Corp. (a)	1,967	259,487

		2,486,685

Engineering & Construction — 0.1%
Fluor Corp.	3,329	178,767
Jacobs Engineering Group, Inc. (a)	3,080	134,134

		312,901

Environmental Controls — 0.3%
Republic Services, Inc.	5,746	273,797
Stericycle, Inc. (a)	2,124	268,027
Waste Management, Inc.	10,144	598,496

		1,140,320

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,445	226,850
Stanley Black & Decker, Inc.	3,741	393,591

		620,441

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	14,262	1,091,614
Ingersoll-Rand PLC	6,302	390,787

		1,482,401

Machinery – Diversified — 0.5%
Cummins, Inc.	4,016	441,519
Deere & Co.	7,368	567,262
Flowserve Corp.	3,273	145,354
Rockwell Automation, Inc.	3,283	373,441
Roper Technologies, Inc.	2,470	451,442
Xylem, Inc.	4,515	184,664

		2,163,682

Manufacturing — 3.6%
3M Co.	14,925	2,486,953
Danaher Corp.	14,767	1,400,798
Dover Corp.	3,887	250,051
Eaton Corp. PLC	11,302	707,053
General Electric Co.	230,297	7,321,142
Honeywell International, Inc.	19,013	2,130,407
Illinois Tool Works, Inc.	8,125	832,325
Leggett & Platt, Inc.	3,376	163,398
Parker Hannifin Corp.	3,289	365,342
Pentair PLC	4,516	245,038
Textron, Inc.	6,599	240,599

		16,143,106

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp.	3,463	$246,877
Owens-Illinois, Inc. (a)	4,067	64,910
Sealed Air Corp.	4,923	236,353
WestRock Co.	6,134	239,410

		787,550

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	3,593	266,708
CSX Corp.	23,848	614,086
Expeditors International of Washington, Inc.	4,443	216,863
FedEx Corp.	6,328	1,029,692
J.B. Hunt Transport Services, Inc.	2,256	190,046
Kansas City Southern	2,620	223,879
Norfolk Southern Corp.	7,319	609,307
Ryder System, Inc.	1,297	84,020
Union Pacific Corp.	20,835	1,657,424
United Parcel Service, Inc. Class B	17,028	1,795,943

		6,687,968

		42,593,507

Technology — 12.9%
Computers — 5.5%
Accenture PLC Class A	15,501	1,788,815
Apple, Inc.	136,815	14,911,467
Cognizant Technology Solutions Corp. Class A (a)	15,093	946,331
CSRA, Inc.	3,455	92,940
EMC Corp.	48,096	1,281,758
Hewlett Packard Enterprise Co.	42,314	750,227
HP, Inc.	42,523	523,883
International Business Machines Corp.	21,820	3,304,639
NetApp, Inc.	7,290	198,944
SanDisk Corp.	5,001	380,476
Seagate Technology PLC	7,438	256,239
Teradata Corp. (a)	3,324	87,222
Western Digital Corp.	5,802	274,087

		24,797,028

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,911	105,783
Xerox Corp.	23,691	264,392

		370,175

Semiconductors — 2.7%
Analog Devices, Inc.	7,607	450,258
Applied Materials, Inc.	27,675	586,156
Broadcom Ltd.	9,148	1,413,366
Intel Corp.	116,584	3,771,492
KLA-Tencor Corp.	3,906	284,396
Lam Research Corp.	3,935	325,031
Linear Technology Corp.	5,948	265,043
Microchip Technology, Inc.	5,063	244,037

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Micron Technology, Inc. (a)	25,332	$265,226
NVIDIA Corp.	12,684	451,931
Qorvo, Inc. (a)	3,170	159,800
QUALCOMM, Inc.	36,903	1,887,219
Skyworks Solutions, Inc.	4,785	372,752
Texas Instruments, Inc.	24,788	1,423,327
Xilinx, Inc.	6,217	294,872

		12,194,906

Software — 4.6%
Activision Blizzard, Inc.	12,355	418,093
Adobe Systems, Inc. (a)	12,256	1,149,613
Autodesk, Inc. (a)	5,624	327,935
CA, Inc.	7,265	223,689
Cerner Corp. (a)	7,458	394,976
Citrix Systems, Inc. (a)	3,828	300,804
The Dun & Bradstreet Corp.	887	91,432
Electronic Arts, Inc. (a)	7,607	502,899
Fidelity National Information Services, Inc.	6,750	427,343
Fiserv, Inc. (a)	5,479	562,036
Intuit, Inc.	6,338	659,215
Microsoft Corp.	195,234	10,782,774
Oracle Corp.	77,802	3,182,880
Red Hat, Inc. (a)	4,556	339,468
Salesforce.com, Inc. (a)	15,563	1,149,016

		20,512,173

		57,874,282

Utilities — 3.4%
Electric — 3.1%
The AES Corp.	15,836	186,865
Ameren Corp.	6,066	303,907
American Electric Power Co., Inc.	12,047	799,921
CenterPoint Energy, Inc.	10,653	222,861
CMS Energy Corp.	6,884	292,157
Consolidated Edison, Inc.	7,195	551,281
Dominion Resources, Inc.	14,795	1,111,400
DTE Energy Co.	4,383	397,363
Duke Energy Corp.	17,071	1,377,288
Edison International	8,006	575,551
Entergy Corp.	4,431	351,290
Eversource Energy	7,915	461,761
Exelon Corp.	22,832	818,755
FirstEnergy Corp.	10,315	371,030
NextEra Energy, Inc.	11,326	1,340,319
NRG Energy, Inc.	7,852	102,154
PG&E Corp.	12,293	734,138
Pinnacle West Capital Corp.	2,771	208,019
PPL Corp.	16,770	638,434
Public Service Enterprise Group, Inc.	12,426	585,762
SCANA Corp.	3,568	250,295
The Southern Co.	22,427	1,160,149
TECO Energy, Inc.	5,886	162,041
WEC Energy Group, Inc.	7,709	463,080

	Number of Shares	Value
Xcel Energy, Inc.	12,451	$520,701

		13,986,522

Gas — 0.2%
AGL Resources, Inc.	2,993	194,964
NiSource, Inc.	7,865	185,300
Sempra Energy	5,784	601,825

		982,089

Water — 0.1%
American Water Works Co., Inc.	4,406	303,705

		15,272,316

TOTAL COMMON STOCK (Cost $257,919,194)		443,216,132

TOTAL EQUITIES (Cost $257,919,194)		443,216,132

TOTAL LONG-TERM INVESTMENTS (Cost $257,919,194)		443,216,132

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$6,177,573	6,177,573

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	2,546	2,546

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 9/15/16	605,000	604,078

TOTAL SHORT-TERM INVESTMENTS (Cost $6,784,276)		6,784,197

TOTAL INVESTMENTS — 100.1% (Cost $264,703,470) (d)		450,000,329

Other Assets/(Liabilities) — (0.1)%		(264,799)

NET ASSETS — 100.0%		$449,735,530

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $6,177,574. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $6,303,108.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.8%

COMMON STOCK — 91.8%
Communications — 8.5%
Media — 8.5%
Charter Communications, Inc. Class A (a)	27,800	$5,627,554
Tribune Media Co. Class A	183,000	7,018,050

		12,645,604

Consumer, Cyclical — 13.9%
Auto Manufacturers — 7.0%
General Motors Co.	330,000	10,371,900

Retail — 6.9%
CarMax, Inc. (a)	84,200	4,302,620
Tiffany & Co.	82,500	6,053,850

		10,356,470

		20,728,370

Consumer, Non-cyclical — 3.0%
Health Care – Products — 3.0%
Baxter International, Inc.	111,000	4,559,880

Energy — 1.9%
Oil & Gas — 1.9%
Anadarko Petroleum Corp.	59,500	2,770,915

Financial — 36.7%
Banks — 6.5%
Wells Fargo & Co.	201,000	9,720,360

Diversified Financial — 14.6%
BlackRock, Inc.	22,300	7,594,711
The Goldman Sachs Group, Inc.	41,500	6,514,670
JP Morgan Chase & Co.	131,000	7,757,820

		21,867,201

Insurance — 11.4%
American International Group, Inc.	196,000	10,593,800
Aon PLC	62,000	6,475,900

		17,069,700

Real Estate — 4.2%
CBRE Group, Inc. (a)	216,000	6,225,120

		54,882,381

Industrial — 11.6%
Machinery – Construction & Mining — 5.2%
Caterpillar, Inc.	101,500	7,768,810

Machinery – Diversified — 6.4%
Cummins, Inc.	87,500	9,619,750

		17,388,560

	Number of Shares	Value
Technology — 16.2%
Semiconductors — 9.4%
Applied Materials, Inc.	392,000	$8,302,560
Intel Corp.	176,500	5,709,775

		14,012,335

Software — 6.8%
Microsoft Corp.	186,000	10,272,780

		24,285,115

TOTAL COMMON STOCK (Cost $120,128,830)		137,260,825

TOTAL EQUITIES (Cost $120,128,830)		137,260,825

TOTAL LONG-TERM INVESTMENTS (Cost $120,128,830)		137,260,825

	Principal Amount
SHORT-TERM INVESTMENTS — 7.9%
Repurchase Agreement — 7.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$11,821,722	11,821,722

TOTAL SHORT-TERM INVESTMENTS (Cost $11,821,722)		11,821,722

TOTAL INVESTMENTS — 99.7% (Cost $131,950,552) (c)		149,082,547

Other Assets/ (Liabilities) — 0.3%		488,515

NET ASSETS — 100.0%		$149,571,062

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $11,821,725. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $12,061,450.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.1%
Bermuda — 0.4%
Kunlun Energy Co. Ltd	1,700,000	$1,473,928

Brazil — 0.9%
Embraer SA Sponsored ADR (Brazil)	84,639	2,231,084
Petroleo Brasileiro SA Sponsored ADR (Brazil) (a)	164,712	746,145

		2,977,229

Cayman Islands — 2.1%
Cheung Kong Property Holdings Ltd.	367,254	2,364,079
CK Hutchison Holdings Ltd.	367,254	4,762,348

		7,126,427

China — 4.0%
China Life Insurance Co. Ltd.	1,251,000	3,066,465
China Telecom Corp. Ltd. Class H	10,381,643	5,457,861
CRRC Corp. Ltd.	1,616,100	1,630,081
Sinopharm Group Co. Ltd. Class H	568,800	2,556,517
Weichai Power Co. Ltd. Class H	1,090,000	1,218,125

		13,929,049

France — 11.2%
AXA SA	234,467	5,512,280
BNP Paribas	128,360	6,436,425
Cie Generale des Etablissements Michelin Class B	56,000	5,716,916
Compagnie de Saint-Gobain	96,920	4,257,974
Credit Agricole SA	254,240	2,742,118
Sanofi	66,618	5,357,715
Technip SA	57,610	3,185,632
Total SA	119,352	5,428,414

		38,637,474

Germany — 12.0%
Bayer AG	49,610	5,830,354
Deutsche Boerse AG	36,750	3,135,896
Deutsche Lufthansa AG (a)	128,000	2,069,254
Deutsche Post AG	66,911	1,858,316
HeidelbergCement AG	61,410	5,255,012
Infineon Technologies AG	308,437	4,386,914
Lanxess AG	56,180	2,698,900
Merck KGaA	50,900	4,244,015
Metro AG	83,660	2,588,248
MorphoSys AG (a)	20,350	977,176
Muenchener Rueckversicherungs AG	10,850	2,206,599
SAP AG Sponsored ADR (Germany) (b)	20,068	1,613,869
Siemens AG	43,856	4,648,375

		41,512,928

	Number of Shares	Value
Hong Kong — 2.0%
AIA Group Ltd.	485,200	$2,751,503
China Mobile Ltd.	382,500	4,261,483

		7,012,986

Ireland — 1.8%
CRH PLC	215,342	6,067,437

Israel — 1.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	118,139	6,321,618

Italy — 2.6%
Eni SpA	322,850	4,879,946
Intesa Sanpaolo SpA	616,558	1,695,513
UniCredit SpA	647,756	2,333,545

		8,909,004

Japan — 6.8%
Konica Minolta Holdings, Inc. (b)	344,300	2,923,094
Nissan Motor Co. Ltd. (b)	593,270	5,474,217
SoftBank Group Corp.	83,700	3,974,430
Suntory Beverage & Food Ltd.	112,800	5,068,702
Toshiba Corp. (a) (b)	667,000	1,293,553
Toyota Motor Corp. Sponsored ADR (Japan) (b)	45,239	4,809,811

		23,543,807

Luxembourg — 0.7%
Subsea 7 SA (a) (b)	336,440	2,535,673

Netherlands — 6.6%
Akzo Nobel NV	82,060	5,576,167
ING Groep NV	464,630	5,595,035
Koninklijke Philips Electronics NV	97,720	2,774,467
NN Group NV	63,590	2,074,644
QIAGEN NV (a)	69,390	1,538,329
SBM Offshore NV (a) (b)	191,128	2,426,193
TNT Express NV	320,210	2,873,253

		22,858,088

Norway — 1.8%
StatoilHydro ASA	90,840	1,423,174
Telenor ASA	295,106	4,766,132

		6,189,306

Portugal — 0.9%
Galp Energia SGPS SA	242,320	3,041,848

Republic of Korea — 6.0%
Hana Financial Group, Inc.	79,353	1,720,310
Hyundai Mobis	18,195	3,959,965
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	80,916	2,232,473
POSCO ADR (Republic of Korea)	76,271	3,609,906
Samsung Electronics Co., Ltd.	8,124	9,318,383

		20,841,037

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Russia — 0.5%
MMC Norilsk Nickel PJSC ADR (Russia)	145,469	$1,874,491

Singapore — 2.8%
DBS Group Holdings, Ltd.	385,379	4,395,824
Singapore Telecommunications Ltd.	1,468,000	4,158,982
Singapore Telecommunications Ltd.	340,700	960,130

		9,514,936

Spain — 1.7%
Repsol YPF SA	81,144	913,263
Telefonica SA Sponsored ADR (Spain) (b)	432,139	4,809,707

		5,722,970

Sweden — 0.8%
Getinge AB Class B (b)	128,140	2,940,405

Switzerland — 5.7%
ABB Ltd.	99,000	1,928,427
Credit Suisse Group	264,255	3,734,895
Novartis AG	39,920	2,883,636
Roche Holding AG	25,480	6,252,371
Swiss Re AG	53,250	4,905,091

		19,704,420

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	416,275	2,082,081

Thailand — 0.8%
Bangkok Bank PCL	565,500	2,923,977

United Kingdom — 20.6%
Aviva PLC	691,025	4,498,993
BAE Systems PLC	633,010	4,613,515
Barclays PLC	1,515,590	3,241,921
BP PLC	1,159,074	5,807,264
GlaxoSmithKline PLC	355,714	7,207,676
Glencore PLC	922,750	2,076,838
HSBC Holdings PLC	781,600	4,866,630
Kingfisher PLC	1,039,414	5,609,687
Lloyds Banking Group PLC	3,390,640	3,291,048
Marks & Spencer Group PLC	725,600	4,218,196
Petrofac Ltd.	190,850	2,506,135
Rexam PLC	189,234	1,721,115
Royal Dutch Shell PLC Class A	2,397	57,826
Royal Dutch Shell PLC Class B	226,874	5,525,644
Sky PLC	334,960	4,908,748
Standard Chartered PLC	372,272	2,505,046
Tesco PLC (a)	1,373,370	3,779,875
Vodafone Group PLC Sponsored ADR (United Kingdom)	155,258	4,976,019

		71,412,176

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $344,615,179)		$329,153,295

TOTAL EQUITIES (Cost $344,615,179)		329,153,295

MUTUAL FUNDS — 5.0%
United States — 5.0%
State Street Navigator Securities Lending Prime Portfolio (c)	17,204,442	17,204,442

TOTAL MUTUAL FUNDS (Cost $17,204,442)		17,204,442

TOTAL LONG-TERM INVESTMENTS (Cost $361,819,621)		346,357,737

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$12,153,685	12,153,685

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	14,263	14,263

TOTAL SHORT-TERM INVESTMENTS (Cost $12,167,948)		12,167,948

TOTAL INVESTMENTS — 103.6% (Cost $373,987,569) (e)		358,525,685

Other Assets/ (Liabilities) — (3.6)%		(12,540,440)

NET ASSETS — 100.0%		$345,985,245

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $16,398,044 or 4.74% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,153,688. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $12,400,612.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	3,165	$900,981

Communications — 21.4%
Advertising — 1.2%
Nielsen Holdings PLC	26,320	1,386,011
Omnicom Group, Inc.	10,691	889,812

		2,275,823

Internet — 12.9%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	6,355	502,236
Alphabet, Inc. Class C (a)	12,715	9,472,039
Amazon.com, Inc. (a)	6,268	3,720,935
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	2,893	552,216
eBay, Inc. (a)	27,109	646,821
Expedia, Inc.	663	71,485
F5 Networks, Inc. (a)	6,433	680,933
Facebook, Inc. Class A (a)	51,201	5,842,034
The Priceline Group, Inc. (a)	1,451	1,870,281

		23,358,980

Media — 3.8%
Comcast Corp. Class A	66,341	4,052,108
Discovery Communications, Inc. Series A (a)	24,382	698,057
FactSet Research Systems, Inc.	4,301	651,731
Scripps Networks Interactive Class A	22,224	1,455,672

		6,857,568

Telecommunications — 3.5%
Cisco Systems, Inc.	40,169	1,143,611
Verizon Communications, Inc.	96,350	5,210,608

		6,354,219

		38,846,590

Consumer, Cyclical — 15.8%
Apparel — 0.1%
Ralph Lauren Corp.	1,943	187,033

Home Builders — 0.3%
PulteGroup, Inc.	25,747	481,726

Lodging — 1.0%
Hilton Worldwide Holdings, Inc.	17,259	388,673
Las Vegas Sands Corp.	13,545	700,006
Wyndham Worldwide Corp.	9,694	740,912

		1,829,591

Retail — 14.4%
Advance Auto Parts, Inc.	8,337	1,336,755

	Number of Shares	Value
Costco Wholesale Corp.	14,286	$2,251,188
CVS Health Corp.	31,355	3,252,454
Dollar General Corp.	8,745	748,572
Dunkin’ Brands Group, Inc.	20,739	978,259
The Home Depot, Inc.	35,077	4,680,324
Lowe’s Cos., Inc.	35,606	2,697,154
McDonald’s Corp.	20,871	2,623,067
O’Reilly Automotive, Inc. (a)	6,504	1,779,885
Ross Stores, Inc.	27,853	1,612,689
The TJX Cos., Inc.	28,506	2,233,445
Wal-Mart Stores, Inc.	28,860	1,976,621

		26,170,413

		28,668,763

Consumer, Non-cyclical — 30.2%
Agriculture — 1.4%
Altria Group, Inc.	41,634	2,608,787

Beverages — 3.4%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	4,283	533,919
Monster Beverage Corp. (a)	5,365	715,584
PepsiCo, Inc.	48,840	5,005,123

		6,254,626

Biotechnology — 4.5%
Amgen, Inc.	21,063	3,157,976
Celgene Corp. (a)	13,472	1,348,413
Gilead Sciences, Inc.	32,084	2,947,236
Regeneron Pharmaceuticals, Inc. (a)	351	126,514
Vertex Pharmaceuticals, Inc. (a)	6,252	496,971

		8,077,110

Commercial Services — 6.7%
Alliance Data Systems Corp. (a)	3,615	795,300
Global Payments, Inc.	9,010	588,353
Paychex, Inc.	36,335	1,962,453
PayPal Holdings, Inc. (a)	42,264	1,631,390
Vantiv, Inc. Class A (a)	34,444	1,855,843
Verisk Analytics, Inc. (a)	20,137	1,609,349
Visa, Inc. Class A	48,479	3,707,674

		12,150,362

Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	27,866	1,968,733
The Estee Lauder Cos., Inc. Class A	21,398	2,018,045

		3,986,778

Foods — 1.6%
The Hershey Co.	19,354	1,782,310
Mondelez International, Inc. Class A	26,628	1,068,315

		2,850,625

Health Care – Products — 4.0%
Becton, Dickinson & Co.	11,153	1,693,248

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C.R. Bard, Inc.	7,018	$1,422,338
Johnson & Johnson	15,533	1,680,671
Medtronic PLC	19,273	1,445,475
Varian Medical Systems, Inc. (a)	5,874	470,038
Zimmer Biomet Holdings, Inc.	5,446	580,707

		7,292,477

Health Care – Services — 1.4%
Aetna, Inc.	15,410	1,731,313
Anthem, Inc.	5,939	825,462

		2,556,775

Pharmaceuticals — 5.0%
Allergan PLC (a)	5,035	1,349,531
AstraZeneca PLC Sponsored ADR (United Kingdom)	21,244	598,231
Bristol-Myers Squibb Co.	50,309	3,213,739
Cardinal Health, Inc.	23,060	1,889,767
Eli Lilly & Co.	12,826	923,600
Merck & Co., Inc.	20,848	1,103,068

		9,077,936

		54,855,476

Energy — 1.3%
Energy – Alternate Sources — 0.8%
First Solar, Inc. (a)	21,634	1,481,280
Oil & Gas — 0.5%
BP PLC Sponsored ADR (United Kingdom)	22,075	666,223
Chevron Corp.	2,415	230,391

		896,614

		2,377,894

Financial — 5.1%
Banks — 0.5%
Bank of America Corp.	67,973	918,995

Diversified Financial — 2.9%
The Goldman Sachs Group, Inc.	4,359	684,276
Intercontinental Exchange, Inc.	7,511	1,766,136
JP Morgan Chase & Co.	14,707	870,949
MasterCard, Inc. Class A	21,139	1,997,635

		5,318,996

Insurance — 0.5%
American International Group, Inc.	17,116	925,120

Real Estate Investment Trusts (REITS) — 1.2%
Public Storage	7,843	2,163,335

		9,326,446

Industrial — 3.0%
Aerospace & Defense — 0.5%
The Boeing Co.	7,211	915,364

	Number of Shares	Value
Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	6,941	$789,539

Manufacturing — 2.1%
Danaher Corp.	19,017	1,803,953
Honeywell International, Inc.	17,486	1,959,306

		3,763,259

		5,468,162

Technology — 20.2%
Computers — 7.9%
Amdocs Ltd.	20,125	1,215,953
Apple, Inc.	91,364	9,957,762
IHS, Inc. Class A (a)	13,993	1,737,371
Jack Henry & Associates, Inc.	16,640	1,407,245

		14,318,331

Internet — 1.5%
Check Point Software Technologies Ltd. (a)	30,909	2,703,610

Semiconductors — 3.0%
Cirrus Logic, Inc. (a)	4,014	146,150
Linear Technology Corp.	42,592	1,897,899
Maxim Integrated Products, Inc.	43,916	1,615,230
QUALCOMM, Inc.	18,656	954,068
Texas Instruments, Inc.	15,971	917,055

		5,530,402

Software — 7.8%
Fiserv, Inc. (a)	16,817	1,725,088
Intuit, Inc.	7,153	743,984
Microsoft Corp.	105,016	5,800,034
Oracle Corp.	111,961	4,580,324
Salesforce.com, Inc. (a)	17,199	1,269,802

		14,119,232

		36,671,575

Utilities — 1.0%
Electric — 1.0%
NextEra Energy, Inc.	15,435	1,826,578

TOTAL COMMON STOCK (Cost $152,028,381)		178,942,465

TOTAL EQUITIES (Cost $152,028,381)		178,942,465

TOTAL LONG-TERM INVESTMENTS (Cost $152,028,381)		178,942,465

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$4,755,871	$4,755,871

TOTAL SHORT-TERM INVESTMENTS (Cost $4,755,871)		4,755,871

TOTAL INVESTMENTS — 101.1% (Cost $156,784,252) (c)		183,698,336

Other Assets/(Liabilities) — (1.1)%		(2,040,260)

NET ASSETS — 100.0%		$181,658,076

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,755,872. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $4,853,814.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 3.7%
Chemicals — 1.9%
Agrium, Inc.	17,600	$1,553,904
The Dow Chemical Co.	61,240	3,114,666

		4,668,570

Forest Products & Paper — 0.6%
International Paper Co.	33,250	1,364,580

Iron & Steel — 1.2%
Nucor Corp.	25,630	1,212,299
Steel Dynamics, Inc.	73,670	1,658,312

		2,870,611

		8,903,761

Communications — 11.0%
Advertising — 1.3%
Nielsen Holdings PLC	59,600	3,138,536

Internet — 1.2%
Liberty Interactive Corp. QVC Group Class A (a)	32,200	813,050
Symantec Corp.	104,040	1,912,255

		2,725,305

Media — 3.4%
CBS Corp. Class B	55,780	3,072,921
Comcast Corp. Class A	43,140	2,634,991
Thomson Reuters Corp.	59,600	2,412,608

		8,120,520

Telecommunications — 5.1%
Cisco Systems, Inc.	283,140	8,060,996
Verizon Communications, Inc.	78,040	4,220,403

		12,281,399

		26,265,760

Consumer, Cyclical — 9.0%
Home Builders — 0.9%
PulteGroup, Inc.	115,310	2,157,450

Leisure Time — 1.3%
Norwegian Cruise Line Holdings Ltd. (a)	54,930	3,037,080

Lodging — 1.0%
Hilton Worldwide Holdings, Inc.	109,210	2,459,409

Retail — 5.8%
CVS Health Corp.	29,500	3,060,035
The Home Depot, Inc.	16,710	2,229,615
Lowe’s Cos., Inc.	31,810	2,409,607
Nordstrom, Inc.	27,880	1,595,015
PVH Corp.	21,630	2,142,668
Signet Jewelers Ltd.	19,400	2,406,182

		13,843,122

		21,497,061

	Number of Shares	Value
Consumer, Non-cyclical — 16.6%
Agriculture — 1.1%
British American Tobacco PLC	45,169	$2,645,209

Beverages — 0.5%
Diageo PLC Sponsored ADR (United Kingdom)	12,140	1,309,542

Biotechnology — 1.7%
Amgen, Inc.	16,300	2,443,859
Gilead Sciences, Inc.	18,910	1,737,073

		4,180,932

Foods — 1.9%
Ingredion, Inc.	20,000	2,135,800
The Kraft Heinz Co.	29,436	2,312,492

		4,448,292

Health Care – Products — 2.2%
Baxter International, Inc.	31,160	1,280,053
Medtronic PLC	51,709	3,878,175

		5,158,228

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	26,260	3,384,914

Pharmaceuticals — 7.8%
Allergan PLC (a)	8,400	2,251,452
AstraZeneca PLC Sponsored ADR (United Kingdom)	78,540	2,211,687
Bristol-Myers Squibb Co.	54,690	3,493,597
Merck & Co., Inc.	112,810	5,968,777
Pfizer, Inc.	61,749	1,830,240
Roche Holding AG	11,451	2,809,886

		18,565,639

		39,692,756

Energy — 9.7%
Oil & Gas — 8.6%
Anadarko Petroleum Corp.	23,720	1,104,640
Canadian Natural Resources Ltd.	9,000	243,000
Chevron Corp.	56,390	5,379,606
EOG Resources, Inc.	41,020	2,977,232
Exxon Mobil Corp.	45,050	3,765,729
Marathon Oil Corp.	185,254	2,063,730
Occidental Petroleum Corp.	24,490	1,675,851
Pioneer Natural Resources Co.	17,770	2,500,950
Southwestern Energy Co. (a)	112,290	906,180

		20,616,918

Oil & Gas Services — 1.1%
Halliburton Co.	76,200	2,721,864

		23,338,782

Financial — 23.2%
Banks — 6.8%
M&T Bank Corp.	23,590	2,618,490

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The PNC Financial Services Group, Inc.	58,470	$4,944,808
Wells Fargo & Co.	180,580	8,732,849

		16,296,147

Diversified Financial — 10.5%
Ameriprise Financial, Inc.	6,180	580,982
BlackRock, Inc.	11,430	3,892,715
Citigroup, Inc.	116,310	4,855,942
The Goldman Sachs Group, Inc.	14,910	2,340,572
Intercontinental Exchange, Inc.	9,050	2,128,017
Invesco Ltd.	85,000	2,615,450
JP Morgan Chase & Co.	146,390	8,669,216

		25,082,894

Insurance — 5.9%
American International Group, Inc.	43,450	2,348,472
Chubb Ltd.	33,865	4,035,015
Marsh & McLennan Cos., Inc.	46,290	2,813,969
MetLife, Inc.	60,890	2,675,507
Principal Financial Group, Inc.	37,610	1,483,714
Unum Group	27,550	851,846

		14,208,523

		55,587,564

Industrial — 11.7%
Aerospace & Defense — 1.9%
Triumph Group, Inc.	36,430	1,146,816
United Technologies Corp.	34,780	3,481,478

		4,628,294

Building Materials — 1.6%
Fortune Brands Home & Security, Inc.	70,060	3,926,162

Machinery – Construction & Mining — 1.3%
Ingersoll-Rand PLC	49,250	3,053,993

Manufacturing — 5.8%
3M Co.	16,890	2,814,381
Eaton Corp. PLC	68,920	4,311,635
General Electric Co.	181,470	5,768,931
Illinois Tool Works, Inc.	9,600	983,424

		13,878,371

Transportation — 1.1%
Union Pacific Corp.	32,000	2,545,600

		28,032,420

Technology — 7.9%
Semiconductors — 5.0%
Analog Devices, Inc.	21,290	1,260,155
Intel Corp.	152,750	4,941,463
Maxim Integrated Products, Inc.	96,730	3,557,729
QUALCOMM, Inc.	44,160	2,258,342

		12,017,689

	Number of Shares	Value
Software — 2.9%
Microsoft Corp.	124,090	$6,853,491

		18,871,180

Utilities — 3.7%
Electric — 3.7%
Dominion Resources, Inc.	18,300	1,374,696
Edison International	33,880	2,435,633
Eversource Energy	57,570	3,358,634
NextEra Energy, Inc.	13,590	1,608,241

		8,777,204

TOTAL COMMON STOCK (Cost $191,703,244)		230,966,488

TOTAL EQUITIES (Cost $191,703,244)		230,966,488

TOTAL LONG-TERM INVESTMENTS (Cost $191,703,244)		230,966,488

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$6,928,619	6,928,619

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	14,480	14,480

TOTAL SHORT-TERM INVESTMENTS (Cost $6,943,099)		6,943,099

TOTAL INVESTMENTS — 99.4% (Cost $198,646,343) (c)		237,909,587

Other Assets/(Liabilities) — 0.6%		1,329,887

NET ASSETS — 100.0%		$239,239,474

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,928,621. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $7,071,548.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Austria — 0.4%
Erste Group Bank AG (a)	38,369	$1,077,762

Bermuda — 0.2%
Credicorp Ltd.	3,962	519,062

Brazil — 0.8%
AMBEV SA	233,531	1,222,325
Itau Unibanco Holding SA Sponsored ADR (Brazil)	99,841	857,634

		2,079,959

Canada — 1.9%
Canadian National Railway Co.	75,193	4,696,555

Cayman Islands — 0.2%
Sands China Ltd.	131,600	535,691

Czech Republic — 0.2%
Komercni Banka AS	1,991	438,629

Denmark — 0.9%
Carlsberg A/S Class B (b)	25,062	2,383,275

France — 7.7%
Air Liquide	10,165	1,140,191
Danone SA	63,959	4,540,590
Hermes International	1,235	434,452
Legrand SA	40,318	2,257,020
LVMH Moet Hennessy Louis Vuitton SE	26,880	4,597,524
Pernod-Ricard SA	33,986	3,785,979
Schneider Electric SE	44,750	2,826,239

		19,581,995

Germany — 6.1%
Bayer AG	50,496	5,934,481
Brenntag AG	17,297	986,118
Deutsche Boerse AG	16,243	1,386,023
Linde AG	23,762	3,461,221
Merck KGaA	22,417	1,869,118
MTU Aero Engines AG	18,426	1,766,593

		15,403,554

Ireland — 4.5%
Accenture PLC Class A	58,883	6,795,098
Medtronic PLC	62,245	4,668,375

		11,463,473

Israel — 0.5%
Check Point Software Technologies Ltd. (a) (b)	15,447	1,351,149

Japan — 0.8%
Hoya Corp. (b)	38,300	1,456,123
Inpex Corp.	30,200	228,871
Lawson, Inc.	3,800	317,576

		2,002,570

	Number of Shares	Value
Mexico — 0.4%
Grupo Financiero Banorte SAB de CV Class O	171,536	$972,098

Netherlands — 2.3%
Akzo Nobel NV	43,459	2,953,139
Heineken NV	31,511	2,853,406

		5,806,545

Netherlands Antilles — 0.9%
Schlumberger Ltd.	29,658	2,187,278

Republic of Korea — 0.6%
Samsung Electronics Co., Ltd.	1,389	1,593,210

Spain — 0.4%
Aena SA (a) (c)	8,316	1,069,697

Sweden — 1.7%
Svenska Cellulosa AB Class B	138,634	4,312,745

Switzerland — 8.0%
Adecco SA	32,929	2,136,313
Cie Financiere Richemont SA	32,000	2,109,111
Julius Baer Group Ltd.	23,913	1,021,596
Nestle SA	89,840	6,708,666
Roche Holding AG	10,717	2,629,775
Sonova Holding AG	11,227	1,429,465
Swiss Re AG	8,867	816,778
UBS Group AG	219,590	3,517,163

		20,368,867

Thailand — 0.2%
Kasikornbank PCL	117,100	582,268

United Kingdom — 10.5%
Burberry Group PLC	81,426	1,594,958
Compass Group PLC	169,769	2,983,975
Delphi Automotive PLC	22,245	1,668,820
Diageo PLC	183,970	4,964,755
Reckitt Benckiser Group PLC	65,041	6,280,737
Sky PLC	153,007	2,242,276
Standard Chartered PLC	160,754	1,081,726
Whitbread PLC	24,698	1,403,658
William Hill PLC	140,199	656,884
WPP PLC	171,010	3,985,170

		26,862,959

United States — 49.8%
3M Co.	27,154	4,524,671
American Express Co.	50,840	3,121,576
Amphenol Corp. Class A	33,347	1,928,124
AutoZone, Inc. (a)	2,832	2,256,226
The Bank of New York Mellon Corp.	110,939	4,085,883
Cisco Systems, Inc.	64,564	1,838,137
Colgate-Palmolive Co.	50,172	3,544,652
The Cooper Cos., Inc.	15,994	2,462,596

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DENTSPLY SIRONA, Inc.	21,515	$1,325,969
eBay, Inc. (a)	51,074	1,218,626
Franklin Resources, Inc.	64,792	2,530,128
The Goldman Sachs Group, Inc.	17,723	2,782,156
Harley-Davidson, Inc.	7,815	401,144
Honeywell International, Inc.	58,745	6,582,377
International Flavors & Fragrances, Inc.	17,358	1,974,820
Johnson & Johnson	14,616	1,581,451
Kellogg Co.	58,523	4,479,936
Microchip Technology, Inc. (b)	38,207	1,841,577
Monsanto Co.	24,923	2,186,744
National Oilwell Varco, Inc. (b)	24,922	775,074
NOW, Inc. (a) (b)	14,569	258,163
Omnicom Group, Inc.	33,764	2,810,178
Oracle Corp.	115,491	4,724,737
PayPal Holdings, Inc. (a)	34,182	1,319,425
Praxair, Inc.	20,639	2,362,134
Sally Beauty Holdings, Inc. (a)	63,918	2,069,665
St. Jude Medical, Inc.	67,851	3,731,805
State Street Corp.	77,175	4,516,281
Stryker Corp.	44,059	4,727,090
Thermo Fisher Scientific, Inc.	49,570	7,018,616
Time Warner Cable, Inc.	15,289	3,128,435
Time Warner, Inc.	90,382	6,557,214
Union Pacific Corp.	18,123	1,441,685
United Parcel Service, Inc. Class B	39,559	4,172,288
United Technologies Corp.	38,679	3,871,768
Urban Outfitters, Inc. (a)	58,823	1,946,453
Visa, Inc. Class A	70,927	5,424,497
W.W. Grainger, Inc. (b)	8,434	1,968,749
The Walt Disney Co.	59,032	5,862,468
Waters Corp. (a)	20,008	2,639,455
Wynn Resorts Ltd. (b)	5,329	497,888
Zimmer Biomet Holdings, Inc.	41,569	4,432,502

		126,923,363

TOTAL COMMON STOCK (Cost $214,098,594)		252,212,704

TOTAL EQUITIES (Cost $214,098,594)		252,212,704

MUTUAL FUNDS — 2.0%
United States — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)	5,101,524	5,101,524

TOTAL MUTUAL FUNDS (Cost $5,101,524)		5,101,524

TOTAL LONG-TERM INVESTMENTS (Cost $219,200,118)		257,314,228

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	$2,314,942	$2,314,942

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	28,313	28,313

TOTAL SHORT-TERM INVESTMENTS (Cost $2,343,255)		2,343,255

TOTAL INVESTMENTS — 101.9% (Cost $221,543,373) (f)		259,657,483

Other Assets/ (Liabilities) — (1.9)%		(4,776,373)

NET ASSETS — 100.0%		$254,881,110

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $4,925,725 or 1.93% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $1,069,697 or 0.42% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,314,943. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $2,362,265.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 75.0%
MML Blue Chip Growth Fund, Initial Class (a)	7,082,036	$105,593,149
MML Equity Income Fund, Initial Class (a)	5,560,521	64,502,038
MML Focused Equity Fund, Class II (a)	4,846,549	58,691,712
MML Foreign Fund, Initial Class (a)	6,551,643	60,144,080
MML Fundamental Growth Fund, Class II (a)	5,268,328	65,748,737
MML Fundamental Value Fund, Class II (a)	5,528,978	79,009,091
MML Global Fund, Class I (a)	7,497,209	89,816,558
MML Income & Growth Fund, Initial Class (a)	5,470,533	62,418,785
MML International Equity Fund, Class II (a)	7,009,178	60,278,926
MML Large Cap Growth Fund, Initial Class (a)	4,584,046	51,341,310
MML Mid Cap Growth Fund, Initial Class (a)	4,689,133	72,353,329
MML Mid Cap Value Fund, Initial Class (a)	6,739,734	76,158,996
MML Small Cap Growth Equity Fund, Initial Class (a)	1,268,693	16,689,381
MML Small Company Value Fund, Class II (a)	2,190,660	34,042,856
MML Small/Mid Cap Value Fund, Initial Class (a)	2,174,262	25,656,297
MML Strategic Emerging Markets Fund, Class II (a)	4,828,757	40,513,269
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	310,626	23,045,308
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,029,498	36,567,784
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	14,402,875	139,563,861
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	13,215,578	29,338,583

		1,191,474,050

Fixed Income Funds — 25.1%
MML Dynamic Bond Fund, Class II (a)	8,864,352	88,466,234
MML High Yield Fund, Class II (a)	1,709,366	15,948,387

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	6,143,490	$63,707,995
MML Managed Bond Fund, Initial Class (a)	9,538,107	120,037,436
MML Short-Duration Bond Fund, Class II (a)	3,867,122	38,013,808
MML Total Return Bond Fund, Class II (a)	6,867,874	71,769,283

		397,943,143

TOTAL MUTUAL FUNDS (Cost $1,571,968,879)		1,589,417,193

TOTAL LONG-TERM INVESTMENTS (Cost $1,571,968,879)		1,589,417,193

TOTAL INVESTMENTS — 100.1% (Cost $1,571,968,879) (b)		1,589,417,193

Other Assets/ (Liabilities) — (0.1)%		(935,873)

NET ASSETS — 100.0%		$1,588,481,320

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 98.8%
Basic Materials — 3.3%
Chemicals — 3.3%
Monsanto Co.	19,348	$1,697,593
Praxair, Inc.	8,120	929,334
The Sherwin-Williams Co.	5,122	1,458,080

		4,085,007

Communications — 10.4%
Internet — 4.4%
Alphabet, Inc. Class A (a)	3,940	3,005,826
Alphabet, Inc. Class C (a)	3,163	2,356,277

		5,362,103

Media — 6.0%
Comcast Corp. Class A	37,276	2,276,818
Time Warner, Inc.	27,085	1,965,017
Twenty-First Century Fox Class A	51,769	1,443,319
The Walt Disney Co.	16,196	1,608,425

		7,293,579

		12,655,682

Consumer, Cyclical — 9.6%
Apparel — 1.4%
Nike, Inc. Class B	10,979	674,879
VF Corp.	16,977	1,099,431

		1,774,310

Distribution & Wholesale — 1.3%
W.W. Grainger, Inc.	6,592	1,538,771

Housewares — 1.9%
Newell Rubbermaid, Inc.	51,760	2,292,450

Retail — 5.0%
AutoZone, Inc. (a)	2,138	1,703,323
Costco Wholesale Corp.	7,390	1,164,516
Ross Stores, Inc.	32,338	1,872,370
Target Corp.	16,278	1,339,354

		6,079,563

		11,685,094

Consumer, Non-cyclical — 25.6%
Beverages — 1.8%
Diageo PLC	32,301	871,699
Pernod-Ricard SA	12,277	1,367,636

		2,239,335

Commercial Services — 4.6%
Gartner, Inc. (a)	10,359	925,577
McKesson Corp.	7,160	1,125,910
Visa, Inc. Class A	45,601	3,487,564

		5,539,051

Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	18,584	1,312,960
The Estee Lauder Cos., Inc. Class A	5,974	563,408
The Procter & Gamble Co.	9,424	775,689

		2,652,057

	Number of Shares	Value
Foods — 3.4%
Danone SA	24,421	$1,733,700
General Mills, Inc.	9,761	618,359
Mondelez International, Inc. Class A	45,421	1,822,291

		4,174,350

Health Care – Products — 5.2%
Johnson & Johnson	23,585	2,551,897
Medtronic PLC	19,137	1,435,275
St. Jude Medical, Inc.	14,343	788,865
Stryker Corp.	14,934	1,602,269

		6,378,306

Health Care – Services — 2.4%
Thermo Fisher Scientific, Inc.	20,809	2,946,346

Household Products — 0.6%
Kimberly-Clark Corp.	5,398	726,085

Pharmaceuticals — 5.4%
Abbott Laboratories	18,715	782,849
Allergan PLC (a)	5,590	1,498,288
Bristol-Myers Squibb Co.	20,675	1,320,719
Eli Lilly & Co.	22,904	1,649,317
Endo International PLC (a)	22,494	633,206
Mead Johnson Nutrition Co.	8,528	724,624

		6,609,003

		31,264,533

Diversified — 1.2%
Holding Company – Diversified — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	8,948	1,530,455

Energy — 5.1%
Oil & Gas — 1.8%
California Resources Corp.	616	634
EOG Resources, Inc.	23,559	1,709,912
Occidental Petroleum Corp.	6,576	449,996

		2,160,542

Oil & Gas Services — 2.5%
Cameron International Corp. (a)	17,221	1,154,668
National Oilwell Varco, Inc.	13,674	425,261
Schlumberger Ltd.	20,138	1,485,178

		3,065,107

Pipelines — 0.8%
Enterprise Products Partners LP	39,154	963,972

		6,189,621

Financial — 20.3%
Banks — 4.9%
Bank of America Corp.	176,280	2,383,305
BB&T Corp.	22,310	742,254
State Street Corp.	10,316	603,692
Wells Fargo & Co.	47,805	2,311,850

		6,041,101

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 12.1%
American Express Co.	32,953	$2,023,314
BlackRock, Inc.	5,545	1,888,461
The Blackstone Group LP	20,292	569,191
The Goldman Sachs Group, Inc.	12,651	1,985,954
JP Morgan Chase & Co.	63,154	3,739,980
MasterCard, Inc. Class A	22,114	2,089,773
Morgan Stanley	31,814	795,668
The Nasdaq, Inc.	24,390	1,619,008

		14,711,349

Insurance — 1.1%
Chubb Ltd.	11,114	1,324,233

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	26,408	2,703,387

		24,780,070

Industrial — 10.0%
Aerospace & Defense — 1.3%
United Technologies Corp.	15,987	1,600,299

Engineering & Construction — 0.9%
Fluor Corp.	19,728	1,059,394

Manufacturing — 4.8%
Danaher Corp.	39,801	3,775,523
Honeywell International, Inc.	18,001	2,017,012

		5,792,535

Packaging & Containers — 1.3%
Crown Holdings, Inc. (a)	32,517	1,612,518

Transportation — 1.7%
Canadian National Railway Co.	33,355	2,083,353

		12,148,099

Technology — 12.1%
Computers — 7.1%
Accenture PLC Class A	22,651	2,613,926
Apple, Inc.	12,468	1,358,887
Cognizant Technology Solutions Corp. Class A (a)	39,807	2,495,899
EMC Corp.	56,455	1,504,526
Hewlett Packard Enterprise Co.	36,988	655,797

		8,629,035

Semiconductors — 2.6%
Broadcom Ltd.	15,417	2,381,926
Texas Instruments, Inc.	13,947	800,837

		3,182,763

Software — 2.4%
Adobe Systems, Inc. (a)	9,743	913,894
Fidelity National Information Services, Inc.	31,630	2,002,495

		2,916,389

		14,728,187

	Number of Shares	Value
Utilities — 1.2%
Electric — 1.2%
American Electric Power Co., Inc.	12,983	$862,071
CMS Energy Corp.	13,009	552,102

		1,414,173

TOTAL COMMON STOCK (Cost $89,997,021)		120,480,921

PREFERRED STOCK — 0.3%
Utilities — 0.3%
Electric — 0.3%
Exelon Corp. 6.500%	7,560	372,179

TOTAL PREFERRED STOCK (Cost $382,468)		372,179

TOTAL EQUITIES (Cost $90,379,489)		120,853,100

TOTAL LONG-TERM INVESTMENTS (Cost $90,379,489)		120,853,100

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$1,132,935	1,132,935

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	8,175	8,175

TOTAL SHORT-TERM INVESTMENTS (Cost $1,141,110)		1,141,110

TOTAL INVESTMENTS — 100.0% (Cost $91,520,599) (c)		121,994,210

Other Assets/(Liabilities) — (0.0)%		(15,549)

NET ASSETS — 100.0%		$121,978,661

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,132,935. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $1,157,191.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Basic Materials — 3.4%
Chemicals — 2.9%
The Dow Chemical Co.	62,200	$3,163,492
E.I. du Pont de Nemours & Co.	54,980	3,481,334
Praxair, Inc.	6,840	782,838

		7,427,664

Forest Products & Paper — 0.5%
International Paper Co.	28,660	1,176,206

Mining — 0.0%
BHP Billiton Ltd.	965	12,517

		8,616,387

Communications — 5.3%
Advertising — 0.6%
Nielsen Holdings PLC	26,440	1,392,331

Media — 1.5%
Comcast Corp. Class A	64,240	3,923,779

Telecommunications — 3.2%
BCE, Inc.	16,790	764,617
Motorola Solutions, Inc.	29,500	2,233,150
SK Telecom Co. Ltd. ADR (South Korea)	48,960	987,523
Verizon Communications, Inc.	77,690	4,201,475

		8,186,765

		13,502,875

Consumer, Cyclical — 6.3%
Retail — 6.3%
Dollar General Corp.	64,140	5,490,384
The Gap, Inc.	84,240	2,476,656
The Home Depot, Inc.	44,880	5,988,338
McDonald’s Corp.	16,742	2,104,135

		16,059,513

Consumer, Non-cyclical — 21.6%
Agriculture — 1.9%
Altria Group, Inc.	25,990	1,628,533
Philip Morris International, Inc.	14,210	1,394,143
Reynolds American, Inc.	34,118	1,716,477

		4,739,153

Beverages — 2.2%
The Coca-Cola Co.	79,160	3,672,233
Diageo PLC	68,350	1,844,545

		5,516,778

Cosmetics & Personal Care — 1.8%
The Procter & Gamble Co.	55,600	4,576,436

Foods — 2.0%
The Kroger Co.	88,200	3,373,650

	Number of Shares	Value
Mondelez International, Inc. Class A	26,590	$1,066,791
Unilever NV NY Shares	12,290	549,117

		4,989,558

Health Care – Products — 2.3%
Becton, Dickinson & Co.	10,830	1,644,210
Johnson & Johnson	39,880	4,315,016

		5,959,226

Health Care – Services — 4.9%
Aetna, Inc.	30,150	3,387,352
Anthem, Inc.	25,380	3,527,566
Quest Diagnostics, Inc.	36,490	2,607,211
UnitedHealth Group, Inc.	23,843	3,073,363

		12,595,492

Pharmaceuticals — 6.5%
AbbVie, Inc.	21,930	1,252,641
AstraZeneca PLC	29,640	1,655,023
Bristol-Myers Squibb Co.	17,393	1,111,065
Merck & Co., Inc.	94,220	4,985,180
Pfizer, Inc.	254,970	7,557,311

		16,561,220

		54,937,863

Energy — 10.3%
Oil & Gas — 9.5%
Chevron Corp.	35,368	3,374,107
ConocoPhillips	18,760	755,465
Exxon Mobil Corp.	67,420	5,635,638
Hess Corp.	29,700	1,563,705
Marathon Oil Corp.	55,420	617,379
Marathon Petroleum Corp.	45,360	1,686,485
Occidental Petroleum Corp.	73,624	5,038,090
Pioneer Natural Resources Co.	14,890	2,095,619
Total SA Sponsored ADR (France)	74,113	3,366,212

		24,132,700

Oil & Gas Services — 0.4%
Schlumberger Ltd.	15,210	1,121,738

Pipelines — 0.4%
Spectra Energy Corp.	31,270	956,862

		26,211,300

Financial — 22.8%
Banks — 7.7%
Bank of America Corp.	297,970	4,028,554
SunTrust Banks, Inc.	107,522	3,879,394
U.S. Bancorp	95,030	3,857,268
Wells Fargo & Co.	162,330	7,850,279

		19,615,495

Diversified Financial — 9.6%
American Express Co.	11,793	724,090
Citigroup, Inc.	144,800	6,045,400

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CME Group, Inc.	24,170	$2,321,528
The Goldman Sachs Group, Inc.	13,290	2,086,264
Invesco Ltd.	49,744	1,530,623
JP Morgan Chase & Co.	148,550	8,797,131
Morgan Stanley	108,760	2,720,088

		24,225,124

Insurance — 5.1%
The Allstate Corp.	15,000	1,010,550
American International Group, Inc.	62,750	3,391,638
MetLife, Inc.	66,630	2,927,722
Prudential Financial, Inc.	40,620	2,933,576
The Travelers Cos., Inc.	22,440	2,618,972

		12,882,458

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	35,750	1,107,535

		57,830,612

Industrial — 12.0%
Aerospace & Defense — 4.8%
Lockheed Martin Corp.	14,300	3,167,450
Northrop Grumman Corp.	18,940	3,748,226
Raytheon Co.	38,660	4,740,876
United Technologies Corp.	5,410	541,541

		12,198,093

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	6,060	689,325

Manufacturing — 5.4%
3M Co.	6,720	1,119,754
General Electric Co.	271,750	8,638,932
Honeywell International, Inc.	34,560	3,872,448

		13,631,134

Transportation — 1.5%
Union Pacific Corp.	16,869	1,341,929
United Parcel Service, Inc. Class B	24,810	2,616,711

		3,958,640

		30,477,192

Technology — 9.1%
Computers — 0.4%
Lenovo Group Ltd.	1,294,000	1,014,924

Semiconductors — 4.9%
Intel Corp.	192,690	6,233,522
NVIDIA Corp.	23,140	824,478
QUALCOMM, Inc.	56,740	2,901,684
Samsung Electronics Co., Ltd. (a)	4,410	2,503,360

		12,463,044

Software — 3.8%
Microsoft Corp.	101,950	5,630,698
Oracle Corp.	95,360	3,901,178

		9,531,876

		23,009,844

Utilities — 5.5%
Electric — 4.9%
CMS Energy Corp.	39,580	1,679,775

	Number of Shares	Value
Dominion Resources, Inc.	38,090	$2,861,321
Exelon Corp.	40,480	1,451,613
NextEra Energy, Inc.	28,540	3,377,423
Public Service Enterprise Group, Inc.	35,070	1,653,200
WEC Energy Group, Inc.	23,130	1,389,419

		12,412,751

Water — 0.6%
American Water Works Co., Inc.	21,980	1,515,082

		13,927,833

TOTAL COMMON STOCK (Cost $208,006,352)		244,573,419

TOTAL EQUITIES (Cost $208,006,352)		244,573,419

TOTAL LONG-TERM INVESTMENTS (Cost $208,006,352)		244,573,419

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	8,812,196	8,812,196

TOTAL SHORT-TERM INVESTMENTS (Cost $8,812,196)		8,812,196

TOTAL INVESTMENTS — 99.8% (Cost $216,818,548) (c)		253,385,615

Other Assets/(Liabilities) — 0.2%		586,180

NET ASSETS — 100.0%		$253,971,795

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $2,503,360 or 0.99% of net assets.
(b)	Maturity value of $8,812,199. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $8,993,006.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Australia — 2.8%
AMP Ltd.	456,300	$2,022,944
Orica Ltd. (a)	208,059	2,439,772

		4,462,716

Cayman Islands — 2.9%
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	12,915	2,465,215
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	136,800	2,258,568

		4,723,783

France — 12.6%
BNP Paribas	119,950	6,014,718
Bureau Veritas SA	128,000	2,845,240
Danone SA	21,175	1,503,260
Kering	16,830	3,000,900
LVMH Moet Hennessy Louis Vuitton SE	11,170	1,910,504
Pernod-Ricard SA	9,840	1,096,158
Safran SA	28,970	2,025,690
Valeo SA	12,700	1,974,706

		20,371,176

Germany — 8.7%
Allianz SE	26,390	4,290,018
Bayerische Motoren Werke AG	49,480	4,544,665
Daimler AG	68,500	5,251,541

		14,086,224

Indonesia — 2.0%
Bank Mandari Tbk PT	4,282,600	3,325,394

Ireland — 3.2%
Experian PLC	126,500	2,251,003
Willis Towers Watson PLC	24,504	2,907,644

		5,158,647

Israel — 0.2%
Check Point Software Technologies Ltd. (b)	4,500	393,615

Italy — 5.2%
Exor SpA	65,800	2,352,657
Intesa Sanpaolo SpA	1,234,700	3,395,383
Prada SpA	801,400	2,753,597

		8,501,637

Japan — 17.8%
Daiwa Securities Group, Inc.	726,000	4,452,378
Honda Motor Co. Ltd.	178,800	4,900,050
Komatsu Ltd. (a)	179,200	3,049,056
Nomura Holdings, Inc.	1,208,200	5,378,145
Omron Corp.	108,000	3,212,728

	Number of Shares	Value
Sumitomo Mitsui Financial Group, Inc.	125,700	$3,808,252
Toyota Motor Corp.	78,500	4,139,963

		28,940,572

Mexico — 1.3%
Grupo Televisa SAB Sponsored ADR (Mexico)	76,500	2,100,690

Netherlands — 5.3%
Akzo Nobel NV	8,761	595,330
ASML Holding NV	12,380	1,253,417
CNH Industrial NV	671,200	4,562,507
Koninklijke Philips Electronics NV	75,800	2,152,114

		8,563,368

Republic of Korea — 2.2%
Samsung Electronics Co., Ltd.	3,050	3,498,408

Sweden — 4.3%
Atlas Copco AB Class B	87,300	2,057,071
Hennes & Mauritz AB Class B	69,400	2,302,683
SKF AB Class B (a)	143,500	2,589,896

		6,949,650

Switzerland — 12.1%
Cie Financiere Richemont SA	53,450	3,522,874
Credit Suisse Group	482,227	6,815,641
Kuehne & Nagel International AG	11,260	1,600,184
LafargeHolcim Ltd.	104,970	4,932,555
Nestle SA	4,150	309,895
The Swatch Group AG	7,055	2,436,665

		19,617,814

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	116,000	580,197

United Kingdom — 15.6%
Ashtead Group PLC	212,500	2,619,821
Burberry Group PLC	69,000	1,351,560
Diageo PLC	82,300	2,221,011
G4S PLC	564,000	1,536,816
Glencore PLC	3,378,100	7,603,105
Lloyds Banking Group PLC	3,385,900	3,286,447
Meggitt PLC	251,838	1,464,977
Schroders PLC	49,200	1,884,925
Smiths Group PLC	138,000	2,121,860
Wolseley PLC	15,400	867,162
WPP PLC	17,600	410,145

		25,367,829

TOTAL COMMON STOCK (Cost $181,266,841)		156,641,720

TOTAL EQUITIES (Cost $181,266,841)		156,641,720

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 3.1%
United States — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	4,997,201	$4,997,201

TOTAL MUTUAL FUNDS (Cost $4,997,201)		4,997,201

TOTAL LONG-TERM INVESTMENTS (Cost $186,264,042)		161,638,921

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$4,331,297	4,331,297

TOTAL SHORT-TERM INVESTMENTS (Cost $4,331,297)		4,331,297

TOTAL INVESTMENTS — 102.4% (Cost $190,595,339) (e)		165,970,218

Other Assets/ (Liabilities) — (2.4)%		(3,854,900)

NET ASSETS — 100.0%		$162,115,318

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $4,797,126 or 2.96% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,331,298. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $4,420,347.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Basic Materials — 5.6%
Chemicals — 2.3%
PPG Industries, Inc.	12,000	$1,337,879
The Sherwin-Williams Co.	10,420	2,966,262

		4,304,141

Iron & Steel — 0.9%
Nucor Corp.	37,400	1,769,020

Mining — 2.4%
Vulcan Materials Co.	41,460	4,376,932

		10,450,093

Communications — 21.8%
Internet — 14.7%
Alphabet, Inc. Class A (a)	12,770	9,742,233
Amazon.com, Inc. (a)	7,240	4,297,954
Facebook, Inc. Class A (a)	66,680	7,608,188
LinkedIn Corp. Class A (a)	20,710	2,368,188
The Priceline Group, Inc. (a)	2,550	3,286,848

		27,303,411

Media — 5.7%
CBS Corp. Class B	79,790	4,395,631
Comcast Corp. Class A	48,420	2,957,494
Time Warner, Inc.	44,090	3,198,729

		10,551,854

Telecommunications — 1.4%
Palo Alto Networks, Inc. (a)	15,310	2,497,674

		40,352,939

Consumer, Cyclical — 20.5%
Apparel — 2.9%
Nike, Inc. Class B	52,630	3,235,166
VF Corp.	31,530	2,041,883

		5,277,049

Distribution & Wholesale — 1.6%
HD Supply Holdings, Inc. (a)	91,750	3,034,172

Leisure Time — 1.7%
Royal Caribbean Cruises Ltd.	37,220	3,057,623

Retail — 12.7%
Coach, Inc.	57,780	2,316,400
Costco Wholesale Corp.	20,670	3,257,179
CVS Health Corp.	49,050	5,087,956
The Home Depot, Inc.	52,460	6,999,738
Starbucks Corp.	73,500	4,387,950
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,040	1,557,670

		23,606,893

	Number of Shares	Value
Textiles — 1.6%
Mohawk Industries, Inc. (a)	15,630	$2,983,767

		37,959,504

Consumer, Non-cyclical — 19.2%
Beverages — 3.8%
Constellation Brands, Inc. Class A	24,790	3,745,521
Monster Beverage Corp. (a)	24,220	3,230,464

		6,975,985

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a)	21,200	2,951,464

Commercial Services — 3.2%
Visa, Inc. Class A	78,760	6,023,565

Cosmetics & Personal Care — 1.5%
The Estee Lauder Cos., Inc. Class A	28,700	2,706,697

Health Care – Products — 1.8%
Boston Scientific Corp. (a)	180,700	3,398,967

Household Products — 1.6%
Spectrum Brands Holdings, Inc.	27,490	3,004,107

Pharmaceuticals — 5.7%
Allergan PLC (a)	14,020	3,757,780
BioMarin Pharmaceutical, Inc. (a)	39,670	3,271,982
Shire PLC Sponsored ADR (Ireland)	20,120	3,458,628

		10,488,390

		35,549,175

Energy — 2.9%
Oil & Gas — 2.9%
Cimarex Energy Co.	25,150	2,446,340
Concho Resources, Inc. (a)	28,540	2,883,682

		5,330,022

Financial — 7.6%
Banks — 1.4%
First Republic Bank	40,520	2,700,253

Diversified Financial — 6.2%
The Charles Schwab Corp.	95,150	2,666,103
CME Group, Inc.	21,770	2,091,009
Intercontinental Exchange, Inc.	10,560	2,483,078
MasterCard, Inc. Class A	28,860	2,727,270
Synchrony Financial (a)	52,850	1,514,681

		11,482,141

		14,182,394

Industrial — 6.7%
Aerospace & Defense — 1.4%
Raytheon Co.	20,950	2,569,098

Hand & Machine Tools — 1.2%
Snap-on, Inc.	13,740	2,157,043

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 1.5%
Ingersoll-Rand PLC	45,450	$2,818,354

Machinery – Diversified — 0.9%
Cummins, Inc.	15,800	1,737,052

Transportation — 1.7%
Union Pacific Corp.	38,500	3,062,675

		12,344,222

Technology — 12.7%
Computers — 4.0%
Apple, Inc.	68,510	7,466,905

Semiconductors — 3.9%
Applied Materials, Inc.	143,040	3,029,587
Intel Corp.	68,500	2,215,975
NXP Semiconductor NV (a)	23,400	1,897,038

		7,142,600

Software — 4.8%
Cerner Corp. (a)	40,390	2,139,054
Salesforce.com, Inc. (a)	57,060	4,212,740
Servicenow, Inc. (a)	42,930	2,626,458

		8,978,252

		23,587,757

TOTAL COMMON STOCK (Cost $159,304,945)		179,756,106

TOTAL EQUITIES (Cost $159,304,945)		179,756,106

TOTAL LONG-TERM INVESTMENTS (Cost $159,304,945)		179,756,106

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$7,754,046	7,754,046

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	$14,544	$14,544

TOTAL SHORT-TERM INVESTMENTS (Cost $7,768,590)		7,768,590

TOTAL INVESTMENTS — 101.2% (Cost $167,073,535) (c)		187,524,696

Other Assets/(Liabilities) — (1.2)%		(2,272,273)

NET ASSETS — 100.0%		$185,252,423

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,754,049. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $7,910,887.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 2.6%
Chemicals — 2.1%
Air Products & Chemicals, Inc. (a)	2,041	$294,006
Airgas, Inc. (a)	677	95,890
CF Industries Holdings, Inc. (a)	2,488	77,974
The Dow Chemical Co. (a)	11,792	599,741
E.I. du Pont de Nemours & Co. (a)	9,201	582,607
Eastman Chemical Co. (a)	1,569	113,329
Ecolab, Inc. (a)	2,797	311,922
FMC Corp. (a)	1,405	56,720
International Flavors & Fragrances, Inc. (a)	839	95,453
LyondellBasell Industries NV Class A (a)	3,649	312,281
Monsanto Co. (a)	4,647	407,728
The Mosaic Co. (a)	3,780	102,060
PPG Industries, Inc. (a)	2,822	314,625
Praxair, Inc. (a)	3,006	344,037
The Sherwin-Williams Co. (a)	828	235,707

		3,944,080

Forest Products & Paper — 0.1%
International Paper Co. (a)	4,329	177,662

Iron & Steel — 0.1%
Nucor Corp. (a)	3,391	160,394

Mining — 0.3%
Alcoa, Inc. (a)	13,982	133,948
Freeport-McMoRan, Inc. (a)	13,257	137,077
Newmont Mining Corp. (a)	5,536	147,147
Vulcan Materials Co. (a)	1,406	148,431

		566,603

		4,848,739

Communications — 13.7%
Advertising — 0.3%
The Interpublic Group of Companies, Inc. (a)	4,219	96,826
Nielsen Holdings PLC (a)	3,858	203,162
Omnicom Group, Inc. (a)	2,521	209,823

		509,811

Internet — 6.6%
Akamai Technologies, Inc. (a) (b)	1,873	104,083
Alphabet, Inc. Class A (a) (b)	3,088	2,355,835
Alphabet, Inc. Class C (a) (b)	3,137	2,336,908
Amazon.com, Inc. (a) (b)	4,075	2,419,083
eBay, Inc. (a) (b)	11,448	273,149
Equinix, Inc. (a)	728	240,757
Expedia, Inc. (a)	1,237	133,373
F5 Networks, Inc. (a) (b)	729	77,165

	Number of Shares	Value
Facebook, Inc. Class A (a) (b)	24,239	$2,765,670
Netflix, Inc. (a) (b)	4,519	461,977
The Priceline Group, Inc. (a) (b)	524	675,415
Symantec Corp. (a)	6,449	118,533
TripAdvisor, Inc. (a) (b)	1,220	81,130
VeriSign, Inc. (a) (b)	1,018	90,134
Yahoo!, Inc. (a) (b)	9,240	340,124

		12,473,336

Media — 2.9%
Cablevision Systems Corp. Class A (a)	2,377	78,441
CBS Corp. Class B (a)	4,451	245,206
Comcast Corp. Class A (a)	25,674	1,568,168
Discovery Communications, Inc. Series A (b)	1,578	45,178
Discovery Communications, Inc. Series C (a) (b)	2,515	67,905
News Corp. Class A	4,034	51,514
News Corp. Class B	1,183	15,675
Scripps Networks Interactive Class A (a)	1,024	67,072
TEGNA, Inc. (a)	2,301	53,981
Time Warner Cable, Inc. (a)	2,989	611,609
Time Warner, Inc. (a)	8,337	604,849
Twenty-First Century Fox Class A (a)	11,774	328,259
Twenty-First Century Fox, Inc. Class B (a)	4,587	129,353
Viacom, Inc. Class B (a)	3,652	150,755
The Walt Disney Co. (a)	15,841	1,573,170

		5,591,135

Telecommunications — 3.9%
AT&T, Inc. (a)	64,933	2,543,426
CenturyLink, Inc. (a)	5,697	182,076
Cisco Systems, Inc. (a)	53,130	1,512,611
Corning, Inc. (a)	11,832	247,171
Frontier Communications Corp. (a)	12,436	69,517
Harris Corp. (a)	1,300	101,218
Juniper Networks, Inc. (a)	3,722	94,948
Level 3 Communications, Inc. (a) (b)	3,054	161,404
Motorola Solutions, Inc. (a)	1,696	128,387
Verizon Communications, Inc. (a)	43,007	2,325,819

		7,366,577

		25,940,859

Consumer, Cyclical — 10.6%
Airlines — 0.5%
American Airlines Group, Inc. (a)	6,363	260,947
Delta Air Lines, Inc. (a)	8,219	400,101
Southwest Airlines Co. (a)	6,737	301,817

		962,865

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.8%
Hanesbrands, Inc. (a)	4,129	$117,016
Michael Kors Holdings Ltd. (a) (b)	1,882	107,199
Nike, Inc. Class B (a)	14,246	875,701
Ralph Lauren Corp. (a)	608	58,526
Under Armour, Inc. Class A (a) (b)	1,900	161,177
VF Corp. (a)	3,600	233,136

		1,552,755

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	41,129	555,241
General Motors Co. (a)	14,827	466,013
Paccar, Inc. (a)	3,720	203,447

		1,224,701

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	2,304	88,474
Delphi Automotive PLC (a)	2,922	219,209
The Goodyear Tire & Rubber Co. (a)	2,843	93,762
Johnson Controls, Inc. (a)	6,886	268,347

		669,792

Distribution & Wholesale — 0.2%
Fastenal Co. (a)	3,050	149,450
Genuine Parts Co. (a)	1,583	157,287
W.W. Grainger, Inc. (a)	603	140,758

		447,495

Home Builders — 0.1%
D.R. Horton, Inc. (a)	3,529	106,682
Lennar Corp. Class A (a)	1,933	93,480
PulteGroup, Inc. (a)	3,237	60,564

		260,726

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	731	65,089
Whirlpool Corp. (a)	824	148,600

		213,689

Housewares — 0.1%
Newell Rubbermaid, Inc. (a)	2,780	123,126

Leisure Time — 0.3%
Carnival Corp. (a)	4,761	251,238
Harley-Davidson, Inc. (a)	1,940	99,580
Royal Caribbean Cruises Ltd. (a)	1,773	145,652

		496,470

Lodging — 0.3%
Marriott International, Inc. Class A (a)	1,989	141,577
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,788	149,173
Wyndham Worldwide Corp. (a)	1,166	89,117
Wynn Resorts Ltd. (a)	860	80,350

		460,217

	Number of Shares	Value
Retail — 6.9%
Advance Auto Parts, Inc. (a)	764	$122,500
AutoNation, Inc. (a) (b)	768	35,850
AutoZone, Inc. (a) (b)	318	253,347
Bed Bath & Beyond, Inc. (a) (b)	1,713	85,033
Best Buy Co., Inc. (a)	2,977	96,574
CarMax, Inc. (a) (b)	2,067	105,624
Chipotle Mexican Grill, Inc. (a) (b)	317	149,298
Coach, Inc. (a)	2,931	117,504
Costco Wholesale Corp. (a)	4,643	731,644
CVS Health Corp. (a)	11,600	1,203,268
Darden Restaurants, Inc. (a)	1,244	82,477
Dollar General Corp. (a)	3,073	263,049
Dollar Tree, Inc. (a) (b)	2,488	205,160
GameStop Corp. Class A	1,125	35,696
The Gap, Inc. (a)	2,368	69,619
The Home Depot, Inc. (a)	13,390	1,786,628
Kohl’s Corp. (a)	1,987	92,614
L Brands, Inc. (a)	2,689	236,121
Lowe’s Cos., Inc. (a)	9,667	732,275
Macy’s, Inc. (a)	3,275	144,395
McDonald’s Corp. (a)	9,518	1,196,222
Nordstrom, Inc. (a)	1,329	76,032
O’Reilly Automotive, Inc. (a) (b)	1,028	281,323
PVH Corp. (a)	882	87,371
Ross Stores, Inc. (a)	4,288	248,275
Signet Jewelers Ltd. (a)	840	104,185
Staples, Inc. (a)	6,831	75,346
Starbucks Corp. (a)	15,602	931,439
Target Corp. (a)	6,361	523,383
Tiffany & Co. (a)	1,162	85,268
The TJX Cos., Inc. (a)	7,074	554,248
Tractor Supply Co. (a)	1,407	127,277
Urban Outfitters, Inc. (a) (b)	887	29,351
Wal-Mart Stores, Inc. (a)	16,565	1,134,537
Walgreens Boots Alliance, Inc. (a)	9,113	767,679
Yum! Brands, Inc. (a)	4,295	351,546

		13,122,158

Textiles — 0.1%
Cintas Corp. (a)	939	84,332
Mohawk Industries, Inc. (a) (b)	667	127,330

		211,662

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	1,210	96,921
Mattel, Inc. (a)	3,619	121,671

		218,592

		19,964,248

Consumer, Non-cyclical — 24.6%
Agriculture — 1.9%
Altria Group, Inc. (a)	20,658	1,294,430
Archer-Daniels-Midland Co. (a)	6,279	227,991

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc. (a)	16,353	$1,604,393
Reynolds American, Inc. (a)	8,730	439,206

		3,566,020

Beverages — 2.4%
Brown-Forman Corp. Class B (a)	1,060	104,378
The Coca-Cola Co. (a)	41,121	1,907,603
Coca-Cola Enterprises, Inc. (a)	2,242	113,759
Constellation Brands, Inc. Class A (a)	1,863	281,481
Dr. Pepper Snapple Group, Inc. (a)	1,988	177,767
Molson Coors Brewing Co. Class B (a)	1,924	185,050
Monster Beverage Corp. (a) (b)	1,595	212,741
PepsiCo, Inc. (a)	15,254	1,563,230

		4,546,009

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a) (b)	2,373	330,369
Amgen, Inc. (a)	7,935	1,189,695
Biogen, Inc. (a) (b)	2,307	600,558
Celgene Corp. (a) (b)	8,247	825,442
Gilead Sciences, Inc. (a)	14,423	1,324,897
Illumina, Inc. (a) (b)	1,550	251,270
Regeneron Pharmaceuticals, Inc. (a) (b)	827	298,084
Vertex Pharmaceuticals, Inc. (a) (b)	2,616	207,946

		5,028,261

Commercial Services — 2.3%
The ADT Corp. (a)	1,720	70,967
Alliance Data Systems Corp. (a) (b)	625	137,500
Automatic Data Processing, Inc. (a)	4,834	433,658
Equifax, Inc. (a)	1,251	142,977
H&R Block, Inc. (a)	2,522	66,631
The McGraw Hill Financial, Inc. (a)	2,799	277,045
McKesson Corp. (a)	2,414	379,601
Moody’s Corp. (a)	1,794	173,229
Paychex, Inc. (a)	3,395	183,364
PayPal Holdings, Inc. (a) (b)	11,743	453,280
Quanta Services, Inc. (b)	1,771	39,954
Robert Half International, Inc. (a)	1,357	63,209
Total System Services, Inc. (a)	1,766	84,026
United Rentals, Inc. (a) (b)	962	59,827
Verisk Analytics, Inc. (a) (b)	1,630	130,269
Visa, Inc. Class A (a)	20,256	1,549,179
Western Union Co. (a)	5,279	101,832

		4,346,548

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co. (a)	9,430	666,230
The Estee Lauder Cos., Inc. Class A (a)	2,345	221,157
The Procter & Gamble Co. (a)	27,995	2,304,268

		3,191,655

	Number of Shares	Value
Foods — 1.9%
Campbell Soup Co. (a)	1,906	$121,584
ConAgra Foods, Inc. (a)	4,590	204,806
General Mills, Inc. (a)	6,256	396,318
The Hershey Co. (a)	1,524	140,345
Hormel Foods Corp. (a)	2,863	123,796
The J.M. Smucker Co. (a)	1,262	163,858
Kellogg Co. (a)	2,654	203,164
The Kraft Heinz Co. (a)	6,273	492,807
The Kroger Co. (a)	10,270	392,827
McCormick & Co., Inc. (a)	1,220	121,366
Mondelez International, Inc. Class A (a)	16,553	664,106
Sysco Corp. (a)	5,507	257,342
Tyson Foods, Inc. Class A (a)	3,092	206,113
Whole Foods Market, Inc. (a)	3,431	106,738

		3,595,170

Health Care – Products — 3.6%
Baxter International, Inc. (a)	5,777	237,319
Becton, Dickinson & Co. (a)	2,223	337,496
Boston Scientific Corp. (a) (b)	14,323	269,416
C.R. Bard, Inc. (a)	783	158,691
Edwards Lifesciences Corp. (a) (b)	2,264	199,707
Henry Schein, Inc. (a) (b)	866	149,497
Hologic, Inc. (a) (b)	2,602	89,769
Intuitive Surgical, Inc. (a) (b)	392	235,612
Johnson & Johnson (a)	29,123	3,151,109
Medtronic PLC (a)	14,835	1,112,625
St. Jude Medical, Inc. (a)	2,999	164,945
Stryker Corp. (a)	3,307	354,808
Varian Medical Systems, Inc. (a) (b)	1,012	80,980
Zimmer Biomet Holdings, Inc. (a)	1,897	202,277

		6,744,251

Health Care – Services — 2.3%
Aetna, Inc. (a)	3,684	413,897
Anthem, Inc. (a)	2,756	383,057
Centene Corp. (a) (b)	1,798	110,703
Cigna Corp. (a)	2,704	371,097
DaVita HealthCare Partners, Inc. (a) (b)	1,744	127,975
DENTSPLY SIRONA, Inc. (a)	2,559	157,711
HCA Holdings, Inc. (a) (b)	3,228	251,945
Humana, Inc. (a)	1,559	285,219
Laboratory Corporation of America Holdings (a) (b)	1,083	126,852
Quest Diagnostics, Inc. (a)	1,512	108,032
Tenet Healthcare Corp. (b)	978	28,294
Thermo Fisher Scientific, Inc. (a)	4,182	592,129
UnitedHealth Group, Inc. (a)	10,041	1,294,285
Universal Health Services, Inc. Class B (a)	947	118,110

		4,369,306

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.5%
Avery Dennison Corp. (a)	947	$68,288
Church & Dwight Co., Inc. (a)	1,369	126,194
The Clorox Co. (a)	1,360	171,442
Kimberly-Clark Corp. (a)	3,810	512,483

		878,407

Pharmaceuticals — 5.4%
Abbott Laboratories (a)	15,539	649,996
AbbVie, Inc. (a)	17,003	971,211
Allergan PLC (a) (b)	4,164	1,116,077
AmerisourceBergen Corp. (a)	2,026	175,350
Baxalta, Inc. (a)	7,186	290,314
Bristol-Myers Squibb Co. (a)	17,617	1,125,374
Cardinal Health, Inc. (a)	3,501	286,907
Eli Lilly & Co. (a)	10,269	739,471
Endo International PLC (a) (b)	2,196	61,817
Express Scripts Holding Co. (a) (b)	7,055	484,608
Mallinckrodt PLC (a) (b)	1,164	71,330
Mead Johnson Nutrition Co. (a)	1,975	167,816
Merck & Co., Inc. (a)	29,287	1,549,575
Mylan NV (a) (b)	4,347	201,484
Patterson Cos., Inc.	852	39,644
Perrigo Co. PLC (a)	1,557	199,187
Pfizer, Inc. (a)	63,826	1,891,803
Zoetis, Inc. (a)	4,860	215,444

		10,237,408

		46,503,035

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	3,554	57,468

Energy — 6.8%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (b)	794	54,366

Oil & Gas — 5.3%
Anadarko Petroleum Corp. (a)	5,400	251,478
Apache Corp. (a)	3,982	194,361
Cabot Oil & Gas Corp. (a)	4,866	110,507
Chesapeake Energy Corp.	5,541	22,829
Chevron Corp. (a)	19,873	1,895,884
Cimarex Energy Co. (a)	997	96,978
Concho Resources, Inc. (a) (b)	1,371	138,526
ConocoPhillips (a)	13,034	524,879
Devon Energy Corp. (a)	5,375	147,490
Diamond Offshore Drilling, Inc.	658	14,298
EOG Resources, Inc. (a)	5,801	421,037
EQT Corp. (a)	1,682	113,131
Exxon Mobil Corp. (a)	43,830	3,663,750
Helmerich & Payne, Inc. (a)	1,142	67,058
Hess Corp. (a)	2,768	145,735
Marathon Oil Corp. (a)	8,971	99,937
Marathon Petroleum Corp. (a)	5,581	207,502

	Number of Shares	Value
Murphy Oil Corp. (a)	1,741	$43,856
Newfield Exploration Co. (a) (b)	2,132	70,889
Noble Energy, Inc. (a)	4,518	141,910
Occidental Petroleum Corp. (a)	8,055	551,204
Phillips 66 (a)	4,952	428,794
Pioneer Natural Resources Co. (a)	1,721	242,213
Range Resources Corp. (a)	1,772	57,377
Southwestern Energy Co. (b)	4,140	33,410
Tesoro Corp. (a)	1,273	109,491
Valero Energy Corp. (a)	4,962	318,263

		10,112,787

Oil & Gas Services — 1.0%
Baker Hughes, Inc. (a)	4,630	202,933
Cameron International Corp. (a) (b)	2,032	136,246
FMC Technologies, Inc. (a) (b)	2,355	64,433
Halliburton Co. (a)	9,006	321,694
National Oilwell Varco, Inc. (a)	3,949	122,814
Schlumberger Ltd. (a)	13,231	975,786
Transocean Ltd.	3,645	33,315

		1,857,221

Pipelines — 0.5%
Columbia Pipeline Group, Inc. (a)	4,225	106,047
Kinder Morgan, Inc. (a)	19,275	344,251
ONEOK, Inc. (a)	2,253	67,275
Spectra Energy Corp. (a)	7,078	216,587
The Williams Cos., Inc. (a)	7,268	116,797

		850,957

		12,875,331

Financial — 15.8%
Banks — 4.0%
Bank of America Corp. (a)	108,979	1,473,396
The Bank of New York Mellon Corp. (a)	11,366	418,610
BB&T Corp. (a)	8,564	284,924
Capital One Financial Corp. (a)	5,567	385,849
Citizens Financial Group, Inc. (a)	5,543	116,126
Comerica, Inc. (a)	1,881	71,233
Fifth Third Bancorp (a)	8,327	138,978
Huntington Bancshares, Inc. (a)	8,189	78,123
KeyCorp (a)	8,931	98,598
M&T Bank Corp. (a)	1,677	186,147
Northern Trust Corp. (a)	2,297	149,695
The PNC Financial Services Group, Inc. (a)	5,288	447,206
Regions Financial Corp. (a)	13,547	106,344
State Street Corp. (a)	4,217	246,779
SunTrust Banks, Inc. (a)	5,360	193,389
U.S. Bancorp (a)	17,249	700,137
Wells Fargo & Co. (a)	48,752	2,357,647
Zions Bancorp (a)	2,191	53,044

		7,506,225

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.8%
Affiliated Managers Group, Inc. (a) (b)	570	$92,568
American Express Co. (a)	8,647	530,926
Ameriprise Financial, Inc. (a)	1,783	167,620
BlackRock, Inc. (a)	1,332	453,639
The Charles Schwab Corp. (a)	12,631	353,921
Citigroup, Inc. (a)	31,114	1,299,009
CME Group, Inc. (a)	3,569	342,802
Discover Financial Services (a)	4,373	222,673
E*TRADE Financial Corp. (a) (b)	2,925	71,633
Franklin Resources, Inc. (a)	3,943	153,974
The Goldman Sachs Group, Inc. (a)	4,145	650,682
Intercontinental Exchange, Inc. (a)	1,250	293,925
Invesco Ltd. (a)	4,457	137,142
JP Morgan Chase & Co. (a)	38,738	2,294,064
Legg Mason, Inc.	1,122	38,911
MasterCard, Inc. Class A (a)	10,352	978,264
Morgan Stanley (a)	16,086	402,311
The Nasdaq, Inc. (a)	1,234	81,913
Navient Corp. (a)	3,614	43,260
Synchrony Financial (a) (b)	8,754	250,890
T. Rowe Price Group, Inc. (a)	2,626	192,906

		9,053,033

Insurance — 4.1%
Aflac, Inc. (a)	4,431	279,773
The Allstate Corp. (a)	3,990	268,806
American International Group, Inc. (a)	12,132	655,735
Aon PLC (a)	2,851	297,787
Assurant, Inc. (a)	679	52,385
Berkshire Hathaway, Inc. Class B (a) (b)	19,778	2,806,103
Chubb Ltd. (a)	4,866	579,784
Cincinnati Financial Corp. (a)	1,553	101,504
The Hartford Financial Services Group, Inc. (a)	4,181	192,660
Lincoln National Corp. (a)	2,538	99,490
Loews Corp. (a)	2,831	108,314
Marsh & McLennan Cos., Inc. (a)	5,490	333,737
MetLife, Inc. (a)	11,573	508,518
Principal Financial Group, Inc. (a)	2,888	113,932
The Progressive Corp. (a)	6,199	217,833
Prudential Financial, Inc. (a)	4,703	339,651
Torchmark Corp. (a)	1,215	65,804
The Travelers Cos., Inc. (a)	3,115	363,552
Unum Group (a)	2,497	77,207
Willis Towers Watson PLC (a)	1,455	172,650
XL Group PLC (a)	3,119	114,779

		7,750,004

Real Estate — 0.0%
CBRE Group, Inc. (a) (b)	3,078	88,708

Real Estate Investment Trusts (REITS) — 2.9%
American Tower Corp. (a)	4,470	457,594

	Number of Shares	Value
Apartment Investment & Management Co. Class A (a)	1,664	$69,589
AvalonBay Communities, Inc. (a)	1,450	275,790
Boston Properties, Inc. (a)	1,616	205,361
Crown Castle International Corp. (a)	3,503	303,010
Equity Residential (a)	3,857	289,391
Essex Property Trust, Inc. (a)	694	162,299
Extra Space Storage, Inc. (a)	1,301	121,591
Federal Realty Investment Trust (a)	729	113,760
General Growth Properties, Inc. (a)	6,152	182,899
HCP, Inc. (a)	4,909	159,935
Host Hotels & Resorts, Inc. (a)	8,018	133,901
Iron Mountain, Inc. (a)	2,008	68,091
Kimco Realty Corp. (a)	4,310	124,042
The Macerich Co. (a)	1,339	106,102
Prologis, Inc. (a)	5,545	244,978
Public Storage (a)	1,557	429,467
Realty Income Corp. (a)	2,645	165,339
Simon Property Group, Inc. (a)	3,270	679,146
SL Green Realty Corp. (a)	1,043	101,046
UDR, Inc. (a)	2,825	108,847
Ventas, Inc. (a)	3,532	222,375
Vornado Realty Trust (a)	1,875	177,056
Welltower, Inc. (a)	3,761	260,788
Weyerhaeuser Co. (a)	8,366	259,179

		5,421,576

Savings & Loans — 0.0%
People’s United Financial, Inc.	3,280	52,250

		29,871,796

Industrial — 9.6%
Aerospace & Defense — 1.9%
The Boeing Co. (a)	6,571	834,123
General Dynamics Corp. (a)	3,087	405,539
L-3 Communications Holdings, Inc. (a)	816	96,696
Lockheed Martin Corp. (a)	2,772	613,998
Northrop Grumman Corp. (a)	1,910	377,989
Raytheon Co. (a)	3,155	386,898
Rockwell Collins, Inc. (a)	1,390	128,172
United Technologies Corp. (a)	8,212	822,021

		3,665,436

Airlines — 0.1%
United Continental Holdings, Inc. (a) (b)	3,795	227,169

Building Materials — 0.1%
Martin Marietta Materials, Inc. (a)	668	106,553
Masco Corp. (a)	3,536	111,207

		217,760

Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	2,499	124,900
Emerson Electric Co. (a)	6,791	369,295

		494,195

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.6%
Agilent Technologies, Inc. (a)	3,452	$137,562
Allegion PLC (a)	987	62,882
Amphenol Corp. Class A (a)	3,249	187,857
FLIR Systems, Inc.	1,478	48,700
Garmin Ltd. (a)	1,264	50,509
PerkinElmer, Inc. (a)	1,176	58,165
TE Connectivity Ltd. (a)	3,902	241,612
Tyco International PLC (a)	4,472	164,167
Waters Corp. (a) (b)	864	113,979

		1,065,433

Engineering & Construction — 0.1%
Fluor Corp. (a)	1,441	77,382
Jacobs Engineering Group, Inc. (b)	1,263	55,003

		132,385

Environmental Controls — 0.3%
Republic Services, Inc. (a)	2,496	118,935
Stericycle, Inc. (a) (b)	886	111,804
Waste Management, Inc. (a)	4,389	258,951

		489,690

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	609	95,607
Stanley Black & Decker, Inc. (a)	1,607	169,072

		264,679

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	6,136	469,650
Ingersoll-Rand PLC (a)	2,720	168,667

		638,317

Machinery – Diversified — 0.5%
Cummins, Inc. (a)	1,703	187,228
Deere & Co. (a)	3,166	243,750
Flowserve Corp. (a)	1,348	59,865
Rockwell Automation, Inc. (a)	1,387	157,771
Roper Technologies, Inc. (a)	1,070	195,564
Xylem, Inc. (a)	1,864	76,237

		920,415

Manufacturing — 3.6%
3M Co. (a)	6,386	1,064,099
Danaher Corp. (a)	6,310	598,567
Dover Corp. (a)	1,642	105,630
Eaton Corp. PLC (a)	4,844	303,041
General Electric Co. (a)	98,476	3,130,552
Honeywell International, Inc. (a)	8,123	910,182
Illinois Tool Works, Inc. (a)	3,453	353,725
Leggett & Platt, Inc. (a)	1,471	71,196
Parker Hannifin Corp. (a)	1,437	159,622
Pentair PLC (a)	1,895	102,823
Textron, Inc. (a)	2,886	105,223

		6,904,660

	Number of Shares	Value
Packaging & Containers — 0.2%
Ball Corp. (a)	1,504	$107,220
Owens-Illinois, Inc. (b)	1,754	27,994
Sealed Air Corp. (a)	2,080	99,861
WestRock Co. (a)	2,671	104,249

		339,324

Transportation — 1.5%
C.H. Robinson Worldwide, Inc. (a)	1,504	111,642
CSX Corp. (a)	10,161	261,646
Expeditors International of Washington, Inc. (a)	1,907	93,081
FedEx Corp. (a)	2,707	440,483
J.B. Hunt Transport Services, Inc. (a)	941	79,270
Kansas City Southern (a)	1,142	97,584
Norfolk Southern Corp. (a)	3,146	261,904
Ryder System, Inc.	598	38,738
Union Pacific Corp. (a)	8,931	710,461
United Parcel Service, Inc. Class B (a)	7,293	769,193

		2,864,002

		18,223,465

Technology — 13.1%
Computers — 5.6%
Accenture PLC Class A (a)	6,630	765,102
Apple, Inc. (a)	58,524	6,378,531
Cognizant Technology Solutions Corp. Class A (a) (b)	6,419	402,471
CSRA, Inc.	1,430	38,467
EMC Corp. (a)	20,543	547,471
Hewlett Packard Enterprise Co. (a)	18,119	321,250
HP, Inc. (a)	18,229	224,581
International Business Machines Corp. (a)	9,332	1,413,331
NetApp, Inc. (a)	3,059	83,480
SanDisk Corp. (a)	2,121	161,366
Seagate Technology PLC (a)	3,126	107,691
Teradata Corp. (b)	1,361	35,713
Western Digital Corp. (a)	2,455	115,974

		10,595,428

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	1,997	43,015
Xerox Corp. (a)	9,947	111,009

		154,024

Semiconductors — 2.8%
Analog Devices, Inc. (a)	3,276	193,906
Applied Materials, Inc. (a)	11,948	253,059
Broadcom Ltd. (a)	3,914	604,713
Intel Corp. (a)	49,871	1,613,327
KLA-Tencor Corp. (a)	1,646	119,845
Lam Research Corp. (a)	1,667	137,694

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Linear Technology Corp. (a)	2,520	$112,291
Microchip Technology, Inc. (a)	2,183	105,221
Micron Technology, Inc. (a) (b)	10,942	114,563
NVIDIA Corp. (a)	5,368	191,262
Qorvo, Inc. (a) (b)	1,363	68,709
QUALCOMM, Inc. (a)	15,779	806,938
Skyworks Solutions, Inc. (a)	2,016	157,046
Texas Instruments, Inc. (a)	10,621	609,858
Xilinx, Inc. (a)	2,682	127,207

		5,215,639

Software — 4.6%
Activision Blizzard, Inc. (a)	5,341	180,739
Adobe Systems, Inc. (a) (b)	5,264	493,763
Autodesk, Inc. (a) (b)	2,380	138,778
CA, Inc. (a)	3,087	95,049
Cerner Corp. (a) (b)	3,191	168,995
Citrix Systems, Inc. (a) (b)	1,625	127,692
The Dun & Bradstreet Corp. (a)	369	38,037
Electronic Arts, Inc. (a) (b)	3,266	215,915
Fidelity National Information Services, Inc. (a)	2,913	184,422
Fiserv, Inc. (a) (b)	2,357	241,781
Intuit, Inc. (a)	2,715	282,387
Microsoft Corp. (a)	83,490	4,611,153
Oracle Corp. (a)	33,267	1,360,953
Red Hat, Inc. (a) (b)	1,923	143,283
Salesforce.com, Inc. (a) (b)	6,641	490,305

		8,773,252

		24,738,343

Utilities — 3.4%
Electric — 3.1%
The AES Corp. (a)	6,953	82,045
Ameren Corp. (a)	2,543	127,404
American Electric Power Co., Inc. (a)	5,179	343,886
CenterPoint Energy, Inc. (a)	4,521	94,579
CMS Energy Corp. (a)	2,966	125,877
Consolidated Edison, Inc. (a)	3,108	238,135
Dominion Resources, Inc. (a)	6,299	473,181
DTE Energy Co. (a)	1,886	170,985
Duke Energy Corp. (a)	7,272	586,705
Edison International (a)	3,417	245,648
Entergy Corp. (a)	1,875	148,650
Eversource Energy (a)	3,348	195,322
Exelon Corp. (a)	9,702	347,914
FirstEnergy Corp. (a)	4,450	160,067
NextEra Energy, Inc. (a)	4,867	575,961
NRG Energy, Inc. (a)	3,280	42,673
PG&E Corp. (a)	5,216	311,500
Pinnacle West Capital Corp. (a)	1,197	89,859
PPL Corp. (a)	7,124	271,211
Public Service Enterprise Group, Inc. (a)	5,365	252,906

	Number of Shares	Value
SCANA Corp. (a)	1,502	$105,365
The Southern Co. (a)	9,643	498,832
TECO Energy, Inc. (a)	2,423	66,705
WEC Energy Group, Inc. (a)	3,333	200,213
Xcel Energy, Inc. (a)	5,375	224,782

		5,980,405

Gas — 0.2%
AGL Resources, Inc. (a)	1,273	82,923
NiSource, Inc. (a)	3,370	79,397
Sempra Energy (a)	2,473	257,316

		419,636

Water — 0.1%
American Water Works Co., Inc. (a)	1,882	129,727

		6,529,768

TOTAL COMMON STOCK (Cost $169,378,200)		189,553,052

TOTAL EQUITIES (Cost $169,378,200)		189,553,052

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial — 0.3%
S&P 500 Index, Put, Expires 04/15/16, Strike 1,725.00	89	1,780
S&P 500 Index, Put, Expires 04/15/16, Strike 1,775.00	97	1,940
S&P 500 Index, Put, Expires 05/20/16, Strike 1,700.00	106	16,960
S&P 500 Index, Put, Expires 05/20/16, Strike 1,725.00	105	21,525
S&P 500 Index, Put, Expires 05/20/16, Strike 1,850.00	136	73,440
S&P 500 Index, Put, Expires 05/20/16, Strike 1,875.00	137	92,475

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 06/17/16, Strike 1,825.00	89	$97,010
S&P 500 Index, Put, Expires 06/17/16, Strike 1,875.00	157	238,640

		543,770

TOTAL PURCHASED OPTIONS (Cost $1,523,120)		543,770

TOTAL LONG-TERM INVESTMENTS (Cost $170,901,320)		190,096,822

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$4,485,406	4,485,406

TOTAL SHORT-TERM INVESTMENTS (Cost $4,485,406)		4,485,406

TOTAL INVESTMENTS — 102.8% (Cost $175,386,726) (e)		194,582,228

Other Assets/(Liabilities) — (2.8)%		(5,385,112)

NET ASSETS — 100.0%		$189,197,116

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	All or a portion of these securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $4,485,407. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 1.750%, maturity dates ranging from 6/30/19 – 9/30/19, and an aggregate market value, including accrued interest, of $4,577,668.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.1%
Basic Materials — 3.6%
Chemicals — 2.9%
Air Products & Chemicals, Inc.	32,000	$4,609,600
Ashland, Inc.	21,000	2,309,160
Celanese Corp. Series A	36,000	2,358,000
RPM International, Inc.	71,000	3,360,430

		12,637,190

Mining — 0.7%
Franco-Nevada Corp.	45,000	2,762,100

		15,399,290

Communications — 6.6%
Internet — 3.6%
Akamai Technologies, Inc. (a)	53,000	2,945,210
Dropbox, Inc. (b)	9,011	97,589
LinkedIn Corp. Class A (a)	1,000	114,350
Match Group, Inc. (a) (c)	50,000	553,000
TripAdvisor, Inc. (a)	27,000	1,795,500
VeriSign, Inc. (a) (c)	89,000	7,880,060
Zillow Group, Inc. Class A (a) (c)	28,000	715,400
Zillow Group, Inc. Class C (a) (c)	53,000	1,257,690

		15,358,799

Media — 0.4%
FactSet Research Systems, Inc.	11,000	1,666,830

Telecommunications — 2.6%
DigitalGlobe, Inc. (a)	101,000	1,747,300
Harris Corp.	27,000	2,102,220
Palo Alto Networks, Inc. (a)	11,000	1,794,540
T-Mobile US, Inc. (a)	152,000	5,821,600

		11,465,660

		28,491,289

Consumer, Cyclical — 16.2%
Apparel — 1.0%
Hanesbrands, Inc.	152,000	4,307,680

Auto Manufacturers — 0.4%
Ferrari NV (a)	27,000	1,125,900
Tesla Motors, Inc. (a) (c)	2,000	459,540

		1,585,440

Automotive & Parts — 1.1%
BorgWarner, Inc.	90,000	3,456,000
WABCO Holdings, Inc. (a)	13,000	1,389,960

		4,845,960

Home Furnishing — 0.4%
Harman International Industries, Inc.	20,000	1,780,800

Leisure Time — 2.8%
Harley-Davidson, Inc.	35,000	1,796,550

	Number of Shares	Value
Norwegian Cruise Line Holdings Ltd. (a)	134,000	$7,408,860
Royal Caribbean Cruises Ltd.	37,000	3,039,550

		12,244,960

Lodging — 2.3%
Choice Hotels International, Inc.	54,000	2,918,700
Marriott International, Inc. Class A (c)	71,000	5,053,780
MGM Resorts International (a)	93,000	1,993,920

		9,966,400

Retail — 8.2%
AutoZone, Inc. (a)	9,000	7,170,210
CarMax, Inc. (a) (c)	140,000	7,154,000
Chipotle Mexican Grill, Inc. (a)	1,000	470,970
Dollar General Corp.	71,000	6,077,600
L Brands, Inc.	36,000	3,161,160
The Michaels Cos., Inc. (a)	112,000	3,132,640
O’Reilly Automotive, Inc. (a)	21,000	5,746,860
PVH Corp.	22,000	2,179,320

		35,092,760

		69,824,000

Consumer, Non-cyclical — 24.5%
Biotechnology — 2.1%
Alkermes PLC (a)	98,000	3,350,620
Illumina, Inc. (a)	10,000	1,621,100
Incyte Corp. (a)	30,600	2,217,582
Vertex Pharmaceuticals, Inc. (a)	22,000	1,748,780

		8,938,082

Commercial Services — 8.6%
Aramark	81,000	2,682,720
CoreLogic, Inc. (a)	90,000	3,123,000
Equifax, Inc.	54,000	6,171,660
Gartner, Inc. (a)	31,000	2,769,850
Global Payments, Inc.	71,000	4,636,300
KAR Auction Services, Inc.	53,000	2,021,420
Manpower, Inc.	31,000	2,524,020
ServiceMaster Global Holdings, Inc. (a)	52,000	1,959,360
TransUnion (a)	27,000	745,470
Vantiv, Inc. Class A (a)	89,000	4,795,320
Verisk Analytics, Inc. (a)	62,000	4,955,040
Wework Cos., Inc. Class A (b)	12,099	455,457

		36,839,617

Foods — 2.2%
Sprouts Farmers Market, Inc. (a)	89,000	2,584,560
TreeHouse Foods, Inc. (a)	26,000	2,255,500
WhiteWave Foods Co. (a)	81,000	3,291,840
Whole Foods Market, Inc.	40,000	1,244,400

		9,376,300

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 6.4%
Bruker Corp.	168,000	$4,704,000
The Cooper Cos., Inc.	33,000	5,081,010
Henry Schein, Inc. (a)	34,000	5,869,420
Hologic, Inc. (a)	89,000	3,070,500
IDEXX Laboratories, Inc. (a)	25,000	1,958,000
Intuitive Surgical, Inc. (a)	8,300	4,988,715
West Pharmaceutical Services, Inc.	29,000	2,010,280

		27,681,925

Health Care – Services — 4.3%
Acadia Healthcare Co., Inc. (a)	36,000	1,983,960
Catalent, Inc. (a)	116,000	3,093,720
DENTSPLY SIRONA, Inc.	89,000	5,485,070
Envision Healthcare Holdings, Inc. (a)	62,000	1,264,800
MEDNAX, Inc. (a)	71,000	4,588,020
Universal Health Services, Inc. Class B	18,000	2,244,960

		18,660,530

Pharmaceuticals — 0.9%
Alnylam Pharmaceuticals, Inc. (a)	10,000	627,700
Baxalta, Inc.	62,000	2,504,800
Mallinckrodt PLC (a)	14,000	857,920

		3,990,420

		105,486,874

Energy — 1.7%
Oil & Gas — 1.7%
Cimarex Energy Co.	7,000	680,890
Concho Resources, Inc. (a)	18,000	1,818,720
EQT Corp.	63,000	4,237,380
Pioneer Natural Resources Co.	4,000	562,960

		7,299,950

Financial — 8.9%
Diversified Financial — 5.1%
CBOE Holdings, Inc.	72,000	4,703,760
E*TRADE Financial Corp. (a)	71,000	1,738,790
FNF Group	180,000	6,102,000
Intercontinental Exchange, Inc.	20,000	4,702,800
LPL Financial Holdings, Inc. (c)	27,000	669,600
TD Ameritrade Holding Corp.	134,000	4,225,020

		22,141,970

Insurance — 3.1%
The Progressive Corp.	139,000	4,884,460
Willis Towers Watson PLC	70,000	8,306,200

		13,190,660

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	27,000	3,167,640

		38,500,270

	Number of Shares	Value
Industrial — 21.0%
Aerospace & Defense — 0.5%
Rockwell Collins, Inc.	21,000	$1,936,410

Building Materials — 0.8%
Martin Marietta Materials, Inc.	22,000	3,509,220

Electrical Components & Equipment — 2.1%
Acuity Brands, Inc.	15,000	3,272,100
AMETEK, Inc.	81,000	4,048,380
Mobileye NV (a) (c)	45,000	1,678,050

		8,998,530

Electronics — 5.1%
Agilent Technologies, Inc.	125,000	4,981,250
Allegion PLC	68,000	4,332,280
FEI Co.	37,000	3,293,370
Keysight Technologies, Inc. (a)	134,000	3,717,160
Mettler-Toledo International, Inc. (a)	4,000	1,379,040
Sensata Technologies Holding NV (a)	107,000	4,155,880

		21,858,980

Environmental Controls — 1.0%
Waste Connections, Inc.	70,000	4,521,300

Machinery – Diversified — 4.3%
Cognex Corp.	29,000	1,129,550
IDEX Corp.	75,000	6,216,000
The Middleby Corp. (a)	16,000	1,708,320
Roper Technologies, Inc.	36,000	6,579,720
Xylem, Inc.	67,000	2,740,300

		18,373,890

Manufacturing — 3.6%
Colfax Corp. (a)	68,000	1,944,120
Teleflex, Inc.	45,000	7,065,450
Textron, Inc.	179,000	6,526,340

		15,535,910

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (a)	35,000	707,700

Packaging & Containers — 1.0%
Ball Corp.	62,000	4,419,980

Transportation — 2.4%
J.B. Hunt Transport Services, Inc.	40,000	3,369,600
Kansas City Southern	54,000	4,614,300
Old Dominion Freight Line, Inc. (a)	36,000	2,506,320

		10,490,220

		90,352,140

Technology — 11.6%
Computers — 1.4%
IHS, Inc. Class A (a)	49,000	6,083,840

Semiconductors — 2.7%
Atmel Corp.	302,000	2,452,240
Microchip Technology, Inc. (c)	111,000	5,350,200

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV (a)	20,500	$1,661,935
Xilinx, Inc.	45,000	2,134,350

		11,598,725

Software — 7.5%
Atlassian Corp. PLC Class A (b)	51,076	1,220,333
Atlassian Corp. PLC Class A (a) (c)	20,000	503,000
Fidelity National Information Services, Inc.	45,000	2,848,950
Fiserv, Inc. (a)	107,000	10,976,060
Guidewire Software, Inc. (a)	6,000	326,880
IMS Health Holdings, Inc. (a)	86,000	2,283,300
MSCI, Inc.	53,000	3,926,240
NetSuite, Inc. (a) (c)	13,000	890,370
Red Hat, Inc. (a)	67,000	4,992,170
Servicenow, Inc. (a)	16,000	978,880
SS&C Technologies Holdings, Inc	36,000	2,283,120
Veeva Systems, Inc. Class A (a)	54,000	1,352,160

		32,581,463

		50,264,028

TOTAL COMMON STOCK (Cost $292,646,245)		405,617,841

PREFERRED STOCK — 0.5%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (a) (b)	11,190	121,188
Dropbox, Inc. Series A 1 (a) (b)	54,965	595,271
Living Social (a) (b)	158,890	-

		716,459

Consumer, Non-cyclical — 0.3%
Commercial Services — 0.3%
Wework, Inc. Series D 1 (a) (b)	22,197	835,588
Wework, Inc. Series D 2 (a) (b)	17,440	656,515

		1,492,103

TOTAL PREFERRED STOCK (Cost $2,156,533)		2,208,562

TOTAL EQUITIES (Cost $294,802,778)		407,826,403

MUTUAL FUNDS — 7.5%
Diversified Financial — 7.5%
State Street Navigator Securities Lending Prime Portfolio (d)	26,258,397	26,258,397
T. Rowe Price Government Reserve Investment Fund	6,005,271	6,005,271

		32,263,668

TOTAL MUTUAL FUNDS (Cost $32,263,668)		32,263,668

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $327,066,446)		$440,090,071

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	$15,484,819	15,484,819

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	10,893	10,893

TOTAL SHORT-TERM INVESTMENTS (Cost $15,495,712)		15,495,712

TOTAL INVESTMENTS — 105.7% (Cost $342,562,158) (f)		455,585,783

Other Assets/(Liabilities) — (5.7)%		(24,649,970)

NET ASSETS — 100.0%		$430,935,813

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $3,981,941 or 0.92% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $25,665,430 or 5.96% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $15,484,824. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $15,797,970.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 0.6%
Iron & Steel — 0.6%
Nucor Corp.	63,248	$2,991,630

Communications — 1.6%
Media — 0.4%
Markit, Ltd. (a)	52,954	1,871,924

Telecommunications — 1.2%
CenturyLink, Inc.	172,116	5,500,827

		7,372,751

Consumer, Cyclical — 7.0%
Apparel — 0.6%
Ralph Lauren Corp.	27,904	2,686,039

Auto Manufacturers — 1.2%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	104,360	2,853,202
Oshkosh Corp.	70,356	2,875,450

		5,728,652

Home Builders — 1.4%
PulteGroup, Inc.	178,139	3,332,981
Thor Industries, Inc.	50,448	3,217,069

		6,550,050

Leisure Time — 0.6%
Carnival Corp.	50,013	2,639,186

Retail — 2.9%
Advance Auto Parts, Inc.	36,195	5,803,507
CST Brands, Inc.	144,394	5,528,846
Target Corp.	26,083	2,146,109

		13,478,462

Toys, Games & Hobbies — 0.3%
Mattel, Inc.	49,857	1,676,192

		32,758,581

Consumer, Non-cyclical — 17.5%
Commercial Services — 0.7%
The ADT Corp.	78,305	3,230,864

Foods — 8.3%
ConAgra Foods, Inc.	144,442	6,445,002
General Mills, Inc.	67,778	4,293,736
The J.M. Smucker Co.	34,230	4,444,423
Kellogg Co.	49,293	3,773,379
Mondelez International, Inc. Class A	160,675	6,446,281
Sysco Corp.	293,568	13,718,433

		39,121,254

Health Care – Products — 5.1%
Baxter International, Inc.	157,329	6,463,076
Becton, Dickinson & Co.	19,533	2,965,500

	Number of Shares	Value
Boston Scientific Corp. (a)	268,658	$5,053,457
Zimmer Biomet Holdings, Inc.	91,437	9,749,927

		24,231,960

Health Care – Services — 2.7%
LifePoint Health, Inc. (a)	105,598	7,312,662
Quest Diagnostics, Inc.	75,851	5,419,554

		12,732,216

Pharmaceuticals — 0.7%
Abbott Laboratories	79,889	3,341,757

		82,658,051

Energy — 11.1%
Oil & Gas — 9.8%
Anadarko Petroleum Corp.	88,503	4,121,585
Cimarex Energy Co.	42,175	4,102,362
Devon Energy Corp.	110,858	3,041,944
EQT Corp.	118,404	7,963,853
Helmerich & Payne, Inc.	70,872	4,161,604
Imperial Oil Ltd.	246,693	8,241,778
Noble Energy, Inc.	206,856	6,497,347
Occidental Petroleum Corp.	97,880	6,697,928
Pioneer Natural Resources Co.	10,534	1,482,555

		46,310,956

Oil & Gas Services — 1.3%
Cameron International Corp. (a)	28,166	1,888,530
FMC Technologies, Inc. (a)	147,327	4,030,867
Frank’s International NV	13,081	215,575

		6,134,972

		52,445,928

Financial — 26.3%
Banks — 11.3%
Bank of Hawaii Corp.	54,575	3,726,381
BB&T Corp.	101,304	3,370,384
Comerica, Inc.	60,809	2,302,837
Commerce Bancshares, Inc.	117,289	5,272,141
M&T Bank Corp.	44,406	4,929,066
Northern Trust Corp.	223,911	14,592,280
The PNC Financial Services Group, Inc.	53,137	4,493,796
State Street Corp.	64,543	3,777,056
SunTrust Banks, Inc.	69,360	2,502,509
UMB Financial Corp.	55,535	2,867,272
Westamerica Bancorp.	112,191	5,464,824

		53,298,546

Diversified Financial — 1.3%
Franklin Resources, Inc.	78,106	3,050,039
T. Rowe Price Group, Inc.	42,278	3,105,742

		6,155,781

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 7.1%
Aflac, Inc.	39,309	$2,481,970
The Allstate Corp.	39,395	2,654,041
Brown & Brown, Inc.	113,353	4,058,037
Chubb Ltd.	56,977	6,788,810
MetLife, Inc.	60,476	2,657,316
ProAssurance Corp.	49,513	2,505,358
Reinsurance Group of America, Inc.	58,133	5,595,301
Torchmark Corp.	35,231	1,908,111
The Travelers Cos., Inc.	8,065	941,266
Unum Group	132,874	4,108,464

		33,698,674

Real Estate Investment Trusts (REITS) — 5.6%
Boston Properties, Inc.	13,399	1,702,745
Corrections Corporation of America	157,557	5,049,702
Empire State Realty Trust, Inc. Class A	144,374	2,530,876
Host Hotels & Resorts, Inc.	197,923	3,305,314
Piedmont Office Realty Trust, Inc. Class A	261,462	5,310,293
Weyerhaeuser Co.	272,407	8,439,169

		26,338,099

Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	339,604	4,503,149

		123,994,249

Industrial — 16.4%
Electrical Components & Equipment — 1.6%
Emerson Electric Co.	65,641	3,569,558
Hubbell, Inc.	38,994	4,130,634

		7,700,192

Electronics — 5.3%
Keysight Technologies, Inc. (a)	187,417	5,198,948
Koninklijke Philips Electronics NV	189,656	5,384,713
TE Connectivity Ltd.	78,591	4,866,355
Tyco International PLC	260,828	9,574,996

		25,025,012

Environmental Controls — 3.1%
Clean Harbors, Inc. (a)	82,811	4,085,895
Republic Services, Inc.	219,280	10,448,692

		14,534,587

Machinery – Diversified — 0.6%
Rockwell Automation, Inc.	25,812	2,936,115

Manufacturing — 1.5%
Parker Hannifin Corp.	23,716	2,634,373
Textron, Inc.	115,817	4,222,688

		6,857,061

Packaging & Containers — 2.1%
Bemis Co., Inc.	36,795	1,905,245
Sonoco Products Co.	93,998	4,565,483

	Number of Shares	Value
WestRock Co.	91,350	$3,565,390

		10,036,118

Transportation — 2.2%
CSX Corp.	195,294	5,028,820
Heartland Express, Inc.	290,443	5,387,718

		10,416,538

		77,505,623

Technology — 5.6%
Computers — 0.6%
SanDisk Corp.	35,801	2,723,740

Semiconductors — 5.0%
Applied Materials, Inc.	412,519	8,737,153
Lam Research Corp.	32,134	2,654,268
Maxim Integrated Products, Inc.	166,515	6,124,422
Microchip Technology, Inc.	24,721	1,191,552
Teradyne, Inc.	232,891	5,028,117

		23,735,512

		26,459,252

Utilities — 11.3%
Electric — 9.2%
Ameren Corp.	55,685	2,789,819
Consolidated Edison, Inc.	34,876	2,672,199
Edison International	119,234	8,571,732
Great Plains Energy, Inc.	117,203	3,779,797
NorthWestern Corp.	45,782	2,827,039
PG&E Corp.	134,538	8,034,609
Westar Energy, Inc.	160,802	7,977,387
Xcel Energy, Inc.	166,225	6,951,529

		43,604,111

Gas — 2.1%
Atmos Energy Corp.	59,404	4,411,341
The Laclede Group, Inc.	78,093	5,290,801

		9,702,142

		53,306,253

TOTAL COMMON STOCK (Cost $429,347,925)		459,492,318

TOTAL EQUITIES (Cost $429,347,925)		459,492,318

MUTUAL FUNDS — 2.7%
Diversified Financial — 2.7%
iShares Russell Mid-Cap Value ETF	176,498	12,519,003

TOTAL MUTUAL FUNDS (Cost $11,470,392)		12,519,003

TOTAL LONG-TERM INVESTMENTS (Cost $440,818,317)		472,011,321

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$5,770,322	$5,770,322

TOTAL SHORT-TERM INVESTMENTS (Cost $5,770,322)		5,770,322

TOTAL INVESTMENTS — 101.3% (Cost $446,588,639) (c)		477,781,643

Other Assets/(Liabilities) — (1.3)%		(6,020,589)

NET ASSETS — 100.0%		$471,761,054

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $5,770,324. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $5,887,729.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 60.7%
MML Blue Chip Growth Fund, Initial Class (a)	8,118,684	$121,049,585
MML Equity Income Fund, Initial Class (a)	7,342,554	85,173,627
MML Focused Equity Fund, Class II (a)	5,091,762	61,661,233
MML Foreign Fund, Initial Class (a)	7,719,040	70,860,787
MML Fundamental Growth Fund, Class II (a)	6,246,773	77,959,731
MML Fundamental Value Fund, Class II (a)	7,364,923	105,244,756
MML Global Fund, Class I (a)	8,058,929	96,545,969
MML Income & Growth Fund, Initial Class (a)	7,004,253	79,918,531
MML International Equity Fund, Class II (a)	8,260,192	71,037,647
MML Large Cap Growth Fund, Initial Class (a)	6,178,451	69,198,657
MML Mid Cap Growth Fund, Initial Class (a)	5,187,450	80,042,347
MML Mid Cap Value Fund, Initial Class (a)	8,034,098	90,785,311
MML Small Cap Growth Equity Fund, Initial Class (a)	1,478,329	19,447,091
MML Small Company Value Fund, Class II (a)	2,621,020	40,730,651
MML Small/Mid Cap Value Fund, Initial Class (a)	1,947,841	22,984,518
MML Strategic Emerging Markets Fund, Class II (a)	4,948,729	41,519,837
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a)	337,814	25,062,413
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,366,738	48,546,539
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares (a)	18,158,610	175,956,932
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,539,857	36,718,483

		1,420,444,645

Fixed Income Funds — 39.4%
MML Dynamic Bond Fund, Class II (a)	19,891,309	198,515,263
MML High Yield Fund, Class II (a)	6,660,545	62,142,884

	Number of Shares	Value
MML Inflation-Protected and Income Fund, Initial Class (a)	7,000,687	$72,597,125
MML Managed Bond Fund, Initial Class (a)	27,864,035	350,669,907
MML Short-Duration Bond Fund, Class II (a)	7,511,553	73,838,564
MML Total Return Bond Fund, Class II (a)	15,674,309	163,796,531

		921,560,274

TOTAL MUTUAL FUNDS (Cost $2,391,123,995)		2,342,004,919

TOTAL LONG-TERM INVESTMENTS (Cost $2,391,123,995)		2,342,004,919

TOTAL INVESTMENTS — 100.1% (Cost $2,391,123,995) (b)		2,342,004,919

Other Assets/(Liabilities) — (0.1)%		(1,579,882)

NET ASSETS — 100.0%		$2,340,425,037

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value

EQUITIES — 96.2%

COMMON STOCK — 95.1%
Basic Materials — 2.1%
Chemicals — 1.5%
Methanex Corp. (a)	21,670	$696,040
Minerals Technologies, Inc.	19,535	1,110,565
Platform Specialty Products Corp. (a) (b)	73,854	635,144
PolyOne Corp.	20,500	620,125

		3,061,874

Forest Products & Paper — 0.6%
KapStone Paper and Packaging Corp.	82,135	1,137,570

		4,199,444

Communications — 3.9%
Internet — 1.8%
Dropbox, Inc. (c)	10,469	113,379
GoDaddy, Inc. Class A (b)	13,792	445,895
Q2 Holdings, Inc. (b)	56,200	1,351,048
SPS Commerce, Inc. (b)	9,400	403,636
Zendesk, Inc. (a) (b)	32,572	681,732
Zillow Group, Inc. Class A (a) (b)	2,673	68,295
Zillow Group, Inc. Class C (a) (b)	21,916	520,067

		3,584,052

Media — 0.7%
FactSet Research Systems, Inc.	3,765	570,511
The New York Times Co. Class A	64,050	798,063

		1,368,574

Telecommunications — 1.4%
Arista Networks, Inc. (b)	5,497	346,861
Ciena Corp. (b)	34,375	653,812
Infinera Corp. (b)	8,960	143,898
Ruckus Wireless, Inc. (b)	61,700	605,277
Vonage Holdings Corp. (b)	205,950	941,191

		2,691,039

		7,643,665

Consumer, Cyclical — 16.7%
Apparel — 1.8%
Carter’s, Inc.	17,443	1,838,143
G-III Apparel Group Ltd. (b)	10,524	514,518
Steven Madden Ltd. (b)	31,538	1,168,168

		3,520,829

Automotive & Parts — 1.0%
Motorcar Parts of America, Inc. (b)	27,300	1,036,854
Tenneco, Inc. (b)	18,740	965,297

		2,002,151

Distribution & Wholesale — 0.3%
WESCO International, Inc. (a) (b)	11,107	607,220

	Number of Shares	Value
Entertainment — 1.5%
Cinemark Holdings, Inc.	25,100	$899,333
DreamWorks Animation SKG, Inc. Class A (a) (b)	46,160	1,151,692
National CineMedia, Inc.	58,770	893,892

		2,944,917

Home Furnishing — 0.4%
La-Z-Boy, Inc.	30,300	810,222

Housewares — 1.0%
The Toro Co.	24,000	2,066,880

Leisure Time — 1.2%
ClubCorp Holdings, Inc.	46,038	646,373
Diamond Resorts International, Inc. (a) (b)	46,113	1,120,546
Lindblad Expeditions Holdings, Inc. (b)	53,400	530,796

		2,297,715

Retail — 9.1%
Bloomin’ Brands, Inc.	52,400	883,988
Boot Barn Holdings, Inc. (b)	103,070	968,858
The Cheesecake Factory, Inc.	18,885	1,002,605
Chico’s FAS, Inc.	63,700	845,299
Destination Maternity Corp.	40,340	275,925
Dick’s Sporting Goods, Inc.	15,752	736,406
DSW, Inc. Class A	36,900	1,019,916
Five Below, Inc. (b)	70,343	2,907,980
Haverty Furniture Cos., Inc.	21,100	446,476
HSN, Inc.	22,760	1,190,575
Jack in the Box, Inc.	5,841	373,065
Kate Spade & Co. (b)	125,954	3,214,346
Krispy Kreme Doughnuts, Inc. (b)	61,200	954,108
Panera Bread Co. Class A (b)	7,155	1,465,559
Papa John’s International, Inc.	9,610	520,766
Texas Roadhouse, Inc.	13,617	593,429
Zoe’s Kitchen, Inc. (b)	19,300	752,507

		18,151,808

Textiles — 0.4%
Tumi Holdings, Inc. (b)	29,345	787,033

		33,188,775

Consumer, Non-cyclical — 21.4%
Biotechnology — 1.0%
Bluebird Bio, Inc. (b)	2,760	117,300
Five Prime Therapeutics, Inc. (b)	13,967	567,479
Ironwood Pharmaceuticals, Inc. (b)	21,144	231,315
Novavax, Inc. (a) (b)	54,090	279,104
PTC Therapeutics, Inc. (a) (b)	26,061	167,833
Ultragenyx Pharmaceutical, Inc. (b)	10,547	667,731

		2,030,762

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 6.4%
The Advisory Board Co. (b)	15,118	$487,556
Cardtronics, Inc. (b)	29,250	1,052,707
Convergys Corp.	37,565	1,043,180
CoStar Group, Inc. (b)	7,865	1,479,957
ExamWorks Group, Inc. (b)	75,500	2,231,780
Healthcare Services Group, Inc.	27,600	1,015,956
HealthEquity, Inc. (b)	54,100	1,334,647
Heartland Payment Systems, Inc.	4,084	394,392
LendingTree, Inc. (a) (b)	6,300	616,014
Monro Muffler Brake, Inc.	10,000	714,700
Paylocity Holding Corp. (b)	2,600	85,124
WEX, Inc. (b)	15,391	1,282,994
WNS Holdings Ltd. Sponsored ADR (India) (b)	29,507	904,094

		12,643,101

Foods — 2.3%
Greencore Group PLC	323,772	1,739,790
Nomad Foods Ltd. (b)	27,554	248,262
Sanderson Farms, Inc.	10,700	964,926
The Hain Celestial Group, Inc. (b)	39,100	1,599,581

		4,552,559

Health Care – Products — 6.6%
Align Technology, Inc. (b)	7,324	532,382
AtriCure, Inc. (a) (b)	15,810	266,082
Bio-Techne Corp.	5,780	546,326
Cepheid, Inc. (b)	28,563	952,862
Dexcom, Inc. (b)	46,044	3,126,848
Globus Medical, Inc. Class A (b)	41,495	985,506
Insulet Corp. (b)	70,766	2,346,600
Intersect ENT, Inc. (a) (b)	67,855	1,289,245
LDR Holding Corp. (a) (b)	76,800	1,957,632
Novadaq Technologies, Inc. (b)	102,400	1,135,616

		13,139,099

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (b)	42,477	2,340,907
Envision Healthcare Holdings, Inc. (b)	26,271	535,928
Kindred Healthcare, Inc.	77,000	950,950
LifePoint Health, Inc. (b)	22,677	1,570,382
Surgical Care Affiliates, Inc. (b)	21,870	1,012,144
WellCare Health Plans, Inc. (b)	11,850	1,099,088

		7,509,399

Pharmaceuticals — 1.0%
Aerie Pharmaceuticals, Inc. (b)	11,563	140,606
Anacor Pharmaceuticals, Inc. (b)	4,907	262,279
Galapagos NV (a) (b)	12,491	522,374
Otonomy, Inc. (b)	12,907	192,572
Portola Pharmaceuticals, Inc. (b)	6,965	142,086
TESARO, Inc. (a) (b)	18,792	827,412

		2,087,329

	Number of Shares	Value
Textiles — 0.3%
Samsonite International SA	152,270	$508,462

		42,470,711

Diversified — 0.4%
Holding Company – Diversified — 0.4%
FCB Financial Holdings, Inc. Class A (b)	22,860	760,324

Energy — 4.7%
Energy – Alternate Sources — 1.7%
First Solar, Inc. (b)	20,829	1,426,162
Headwaters, Inc. (b)	58,007	1,150,859
Pattern Energy Group, Inc. (a)	40,600	774,242

		3,351,263

Oil & Gas — 2.2%
Diamondback Energy, Inc. (b)	15,822	1,221,142
Patterson-UTI Energy, Inc.	57,240	1,008,569
QEP Resources, Inc.	44,397	626,441
RSP Permian, Inc. (b)	26,500	769,560
Western Refining, Inc.	27,600	802,884

		4,428,596

Oil & Gas Services — 0.8%
Forum Energy Technologies, Inc. (a) (b)	58,300	769,560
RPC, Inc. (a)	54,700	775,646

		1,545,206

		9,325,065

Financial — 14.2%
Banks — 3.4%
Ameris Bancorp	25,150	743,937
Associated Banc-Corp.	72,417	1,299,161
ConnectOne Bancorp, Inc.	36,600	598,410
Great Western Bancorp, Inc.	28,510	777,468
PrivateBancorp, Inc.	16,129	622,579
South State Corp.	10,860	697,538
Texas Capital Bancshares, Inc. (b)	15,900	610,242
United Community Banks, Inc.	26,894	496,732
Western Alliance Bancorp (b)	23,675	790,271

		6,636,338

Diversified Financial — 3.8%
Ellie Mae, Inc. (b)	10,000	906,400
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	79,986	1,537,331
MarketAxess Holdings, Inc.	10,619	1,325,570
PRA Group, Inc. (b)	85,277	2,506,291
WageWorks, Inc. (b)	9,747	493,296
WisdomTree Investments, Inc. (a)	71,052	812,124

		7,581,012

Insurance — 2.6%
Argo Group International Holdings Ltd.	6,459	370,682

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	5,211	$402,029
Assured Guaranty Ltd.	38,200	966,460
eHealth, Inc. (b)	33,180	311,560
First American Financial Corp.	22,008	838,725
Horace Mann Educators Corp.	25,260	800,489
MGIC Investment Corp. (b)	90,120	691,220
Stewart Information Services Corp.	23,760	862,013

		5,243,178

Real Estate — 1.7%
HFF, Inc. Class A	38,461	1,058,831
Hilltop Holdings, Inc. (b)	31,860	601,517
Kennedy-Wilson Holdings, Inc.	73,092	1,600,715

		3,261,063

Real Estate Investment Trusts (REITS) — 2.0%
LaSalle Hotel Properties	18,550	469,501
MFA Financial, Inc.	117,635	805,800
PS Business Parks, Inc.	9,300	934,743
Redwood Trust, Inc.	63,455	829,991
Rexford Industrial Realty, Inc.	7,500	136,200
Sovran Self Storage, Inc.	6,900	813,855

		3,990,090

Savings & Loans — 0.7%
EverBank Financial Corp.	10,990	165,839
Sterling Bancorp	81,518	1,298,582

		1,464,421

		28,176,102

Industrial — 15.5%
Aerospace & Defense — 1.6%
Astronics Corp. (b)	7,090	270,483
Curtiss-Wright Corp.	8,900	673,463
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	29,171	1,277,398
Teledyne Technologies, Inc. (b)	10,505	925,911

		3,147,255

Building Materials — 2.2%
Armstrong World Industries, Inc. (b)	17,150	829,546
Masonite International Corp. (b)	27,751	1,817,690
Trex Co., Inc. (b)	34,363	1,647,019

		4,294,255

Electrical Components & Equipment — 1.0%
Generac Holdings, Inc. (b)	16,981	632,372
SunPower Corp. (a) (b)	57,935	1,294,268

		1,926,640

Electronics — 1.8%
Rogers Corp. (b)	12,915	773,221
Watts Water Technologies, Inc. Class A	16,720	921,774
Woodward, Inc.	35,400	1,841,508

		3,536,503

	Number of Shares	Value
Environmental Controls — 0.6%
Clean Harbors, Inc. (b)	24,130	$1,190,574

Machinery – Diversified — 3.6%
Altra Industrial Motion Corp.	19,733	548,183
Applied Industrial Technologies, Inc.	7,200	312,480
Cognex Corp.	36,200	1,409,990
The Middleby Corp. (b)	36,350	3,881,089
Proto Labs, Inc. (a) (b)	8,700	670,683
Zebra Technologies Corp. Class A (b)	3,900	269,100

		7,091,525

Manufacturing — 0.5%
John Bean Technologies Corp.	19,845	1,119,456

Metal Fabricate & Hardware — 0.5%
Advanced Drainage Systems, Inc. (a)	46,277	985,700

Miscellaneous – Manufacturing — 0.5%
Hexcel Corp.	25,100	1,097,121

Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	60,575	778,389

Transportation — 1.9%
Genesee & Wyoming, Inc. Class A (b)	12,900	808,830
Knight Transportation, Inc.	40,518	1,059,546
Landstar System, Inc.	16,308	1,053,660
Swift Transportation Co. (a) (b)	50,100	933,363

		3,855,399

Trucking & Leasing — 0.9%
Aircastle Ltd.	37,490	833,778
GATX Corp. (a)	19,420	922,450

		1,756,228

		30,779,045

Technology — 16.0%
Computers — 4.2%
Cadence Design Systems, Inc. (b)	35,630	840,155
Manhattan Associates, Inc. (b)	25,353	1,441,825
MAXIMUS, Inc.	11,117	585,199
Mercury Systems, Inc. (b)	50,900	1,033,270
Pure Storage, Inc. Class A (a) (b)	4,983	68,217
Stratasys Ltd. (a) (b)	20,700	536,544
Syntel, Inc. (b)	33,200	1,657,676
VeriFone Systems, Inc. (b)	12,600	355,824
Virtusa Corp. (b)	47,465	1,778,039

		8,296,749

Semiconductors — 2.1%
Cavium, Inc. (b)	13,269	811,532
Entegris, Inc. (b)	90,065	1,226,686
Mellanox Technologies Ltd. (b)	25,473	1,383,948
Monolithic Power Systems, Inc.	6,250	397,750
ON Semiconductor Corp. (b)	37,375	358,426

		4,178,342

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 9.7%
Allscripts Healthcare Solutions, Inc. (b)	82,760	$1,093,260
Atlassian Corp. PLC Class A (b)	20,616	518,493
Demandware, Inc. (b)	17,042	666,342
EPAM Systems, Inc. (b)	6,403	478,112
Fair Isaac Corp.	9,182	974,118
Globant SA (a) (b)	27,500	848,650
Guidewire Software, Inc. (b)	30,709	1,673,026
HubSpot, Inc. (b)	39,399	1,718,584
Imperva, Inc. (a) (b)	8,730	440,865
Monotype Imaging Holdings, Inc.	18,400	440,128
Proofpoint, Inc. (a) (b)	27,272	1,466,688
SS&C Technologies Holdings, Inc	11,686	741,126
Telogis (c)	80,369	128,590
TiVo, Inc. (b)	94,070	894,606
Tyler Technologies, Inc. (b)	16,504	2,122,580
The Ultimate Software Group, Inc. (b)	9,780	1,892,430
Veeva Systems, Inc. Class A (b)	99,605	2,494,109
Verint Systems, Inc. (b)	18,854	629,347

		19,221,054

		31,696,145

Utilities — 0.2%
Electric — 0.2%
8Point3 Energy Partners LP	29,221	429,549

TOTAL COMMON STOCK (Cost $185,611,685)		188,668,825

PREFERRED STOCK — 1.1%
Communications — 0.4%
Internet — 0.4%
Draftkings Series D (b) (c)	14,868	46,537
Draftkings, Inc. Series D 1 (b) (c)	28,744	116,413
The Honest Co. (b) (c)	4,027	184,839
Veracode, Inc. (b) (c)	10,688	227,761
Zuora, Inc. Series F (b) (c)	69,937	246,878

		822,428

Technology — 0.7%
Software — 0.7%
Cloudera, Inc. Series F (b) (c)	12,068	212,035
Docusign, Inc. Series B (b) (c)	456	7,428
Docusign, Inc. Series B 1 (b) (c)	136	2,215
Docusign, Inc. Series D (b) (c)	327	5,327
Docusign, Inc. Series E (b) (c)	8,460	137,813
Docusign, Inc. Series F (b) (c)	1,224	19,939
Marklogic Corp. Series F (b) (c)	22,966	266,176
NUTANIX, Inc. Series E (b) (c)	14,135	203,544
Telogis (b) (c)	109,450	481,580

		1,336,057

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $1,967,004)		$2,158,485

TOTAL EQUITIES (Cost $187,578,689)		190,827,310

MUTUAL FUNDS — 11.2%
Diversified Financial — 11.2%
iShares Russell 2000 Growth Index Fund	6,067	804,970
iShares Russell 2000 Index Fund (a)	18,550	2,052,001
State Street Navigator Securities Lending Prime Portfolio (d)	19,374,694	19,374,694

		22,231,665

TOTAL MUTUAL FUNDS (Cost $22,176,259)		22,231,665

TOTAL LONG-TERM INVESTMENTS (Cost $209,754,948)		213,058,975

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (e)	$4,068,518	4,068,518

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	5,950	5,950

TOTAL SHORT-TERM INVESTMENTS (Cost $4,074,468)		4,074,468

TOTAL INVESTMENTS — 109.5% (Cost $213,829,416) (f)		217,133,443

Other Assets/(Liabilities) — (9.5)%		(18,768,653)

NET ASSETS — 100.0%		$198,364,790

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $18,886,448 or 9.52% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $2,400,454 or 1.21% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,068,520. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 1.750%, maturity dates ranging from 9/30/19 – 12/31/19, and an aggregate market value, including accrued interest, of $4,158,102.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.4%
Chemicals — 2.6%
American Vanguard Corp.	29,100	$459,198
Innospec, Inc.	19,300	836,848
KMG Chemicals, Inc.	15,500	357,585
Minerals Technologies, Inc.	17,300	983,505

		2,637,136

Forest Products & Paper — 0.7%
Clearwater Paper Corp. (a)	16,000	776,160

Iron & Steel — 1.1%
Carpenter Technology Corp. (b)	19,700	674,331
Reliance Steel & Aluminum Co.	6,900	477,411

		1,151,742

		4,565,038

Communications — 2.4%
Internet — 1.0%
New Media Investment Group, Inc.	37,800	628,992
Safeguard Scientifics, Inc. (a)	25,100	332,575

		961,567

Media — 0.8%
Cable One, Inc.	950	415,274
Scholastic Corp.	11,400	426,018

		841,292

Telecommunications — 0.6%
Ixia (a)	50,300	626,738

		2,429,597

Consumer, Cyclical — 9.6%
Apparel — 0.9%
Crocs, Inc. (a)	25,000	240,500
Steven Madden Ltd. (a)	17,800	659,312

		899,812

Automotive & Parts — 0.9%
Dorman Products, Inc. (a)	16,200	881,604

Distribution & Wholesale — 2.0%
Beacon Roofing Supply, Inc. (a)	22,300	914,523
Pool Corp.	13,600	1,193,264

		2,107,787

Home Builders — 0.7%
Cavco Industries, Inc. (a)	7,900	738,334

Home Furnishing — 0.7%
Ethan Allen Interiors, Inc.	22,200	706,404

Leisure Time — 0.3%
Interval Leisure Group, Inc. (b)	19,800	285,912

	Number of Shares	Value
Retail — 2.7%
Fred’s, Inc. Class A	29,300	$436,863
Party City Holdco, Inc. (a)	20,200	303,808
Pier 1 Imports, Inc. (b)	50,600	354,706
PriceSmart, Inc.	9,600	811,968
Red Robin Gourmet Burgers, Inc. (a)	5,100	328,797
Sportsman’s Warehouse Holdings, Inc. (a)	39,200	493,920

		2,730,062

Textiles — 1.4%
Culp, Inc.	22,300	584,706
G&K Services, Inc. Class A	11,750	860,687

		1,445,393

		9,795,308

Consumer, Non-cyclical — 15.2%
Agriculture — 0.4%
Vector Group Ltd. (b)	19,929	455,178

Commercial Services — 5.2%
Aaron’s, Inc.	39,200	983,920
American Public Education, Inc. (a)	19,500	402,285
Capella Education Co.	10,100	531,664
Electro Rent Corp.	44,400	411,144
FTI Consulting, Inc. (a)	14,600	518,446
Green Dot Corp. Class A (a)	25,400	583,438
Hillenbrand, Inc.	13,430	402,229
McGrath RentCorp	33,700	845,196
Navigant Consulting, Inc. (a)	40,600	641,886

		5,320,208

Foods — 1.9%
Pinnacle Foods, Inc.	12,400	554,032
Post Holdings, Inc. (a)	8,000	550,160
SpartanNash Co.	23,000	697,130
TreeHouse Foods, Inc. (a)	1,700	147,475

		1,948,797

Health Care – Products — 4.7%
Atrion Corp.	2,730	1,079,333
Haemonetics Corp. (a)	18,700	654,126
Halyard Health, Inc. (a)	25,600	735,488
Quidel Corp. (a) (b)	31,500	543,690
West Pharmaceutical Services, Inc.	25,600	1,774,592

		4,787,229

Health Care – Services — 2.5%
The Ensign Group, Inc.	11,000	249,040
National Healthcare Corp.	11,900	741,370
Select Medical Holdings Corp.	34,800	410,988
Triple-S Management Corp. Class B (a)	18,400	457,424
WellCare Health Plans, Inc. (a)	7,300	677,075

		2,535,897

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.5%
CSS Industries, Inc.	18,400	$513,912

		15,561,221

Diversified — 0.7%
Holding Company – Diversified — 0.7%
National Bank Holdings Corp. Class A	33,700	687,143

Energy — 3.4%
Oil & Gas — 2.0%
Matador Resources Co. (a) (b)	44,700	847,512
Parsley Energy, Inc. Class A (a)	13,600	307,360
PDC Energy, Inc. (a)	9,100	540,995
WPX Energy, Inc. (a)	54,200	378,858

		2,074,725

Oil & Gas Services — 1.4%
RPC, Inc. (b)	42,800	606,904
Tesco Corp.	39,500	340,095
TETRA Technologies, Inc. (a)	69,000	438,150

		1,385,149

		3,459,874

Financial — 31.7%
Banks — 11.4%
BBCN Bancorp, Inc.	43,000	653,170
CoBiz Financial, Inc.	28,400	335,688
Columbia Banking System, Inc.	34,100	1,020,272
East West Bancorp, Inc.	41,926	1,361,756
Glacier Bancorp, Inc.	37,900	963,418
Home Bancshares, Inc.	52,975	2,169,326
Pinnacle Financial Partners, Inc.	5,100	250,206
Popular, Inc.	32,000	915,520
Prosperity Bancshares, Inc.	14,900	691,211
Sandy Spring Bancorp, Inc.	24,550	683,227
SVB Financial Group (a)	10,750	1,097,038
Towne Bank	28,600	548,834
Webster Financial Corp.	10,200	366,180
Wintrust Financial Corp.	13,600	603,024

		11,658,870

Diversified Financial — 0.7%
Houlihan Lokey, Inc.	8,100	201,690
Janus Capital Group, Inc.	33,300	487,179

		688,869

Insurance — 5.4%
Assured Guaranty Ltd.	20,782	525,784
Employers Holdings, Inc.	22,700	638,778
National Interstate Corp.	20,300	607,376
ProAssurance Corp.	39,000	1,973,400
Radian Group, Inc.	49,400	612,560
RenaissanceRe Holdings Ltd.	2,700	323,541
Safety Insurance Group, Inc.	6,300	359,478
State Auto Financial Corp. Class A	21,900	483,114

		5,524,031

	Number of Shares	Value
Real Estate — 0.4%
Forestar Real Esate Group, Inc. (a) (b)	23,500	$306,440
RE/MAX Holdings, Inc. Class A	3,600	123,480

		429,920

Real Estate Investment Trusts (REITS) — 11.2%
Acadia Realty Trust	29,900	1,050,387
American Assets Trust, Inc.	7,400	295,408
American Campus Communities, Inc.	17,100	805,239
Catchmark Timber Trust, Inc. Class A	29,710	321,759
Cedar Realty Trust, Inc.	129,500	936,285
Corporate Office Properties Trust	19,100	501,184
Douglas Emmett, Inc.	19,000	572,090
EastGroup Properties, Inc.	11,900	718,403
First Potomac Realty Trust	57,000	516,420
Healthcare Realty Trust, Inc.	18,600	574,554
Kilroy Realty Corp.	11,600	717,692
LaSalle Hotel Properties	21,150	535,307
Potlatch Corp.	19,200	604,800
PS Business Parks, Inc.	7,800	783,978
RLJ Lodging Trust	27,000	617,760
Rouse Properties, Inc.	22,800	419,064
Saul Centers, Inc.	14,800	784,696
Washington Real Estate Investment Trust	23,000	671,830

		11,426,856

Savings & Loans — 2.6%
BankUnited, Inc.	22,500	774,900
Beneficial Bancorp, Inc. (a)	50,100	685,869
United Financial Bancorp, Inc.	50,800	639,572
WSFS Financial Corp.	18,800	611,376

		2,711,717

		32,440,263

Industrial — 18.9%
Aerospace & Defense — 1.1%
Cubic Corp.	9,000	359,640
Kaman Corp.	13,400	572,046
Triumph Group, Inc.	7,800	245,544

		1,177,230

Building Materials — 2.2%
Comfort Systems USA, Inc.	11,900	378,063
Drew Industries, Inc.	14,800	954,008
Universal Forest Products, Inc.	11,200	961,184

		2,293,255

Electrical Components & Equipment — 4.2%
Advanced Energy Industries, Inc. (a)	25,800	897,582
Belden, Inc.	19,200	1,178,496
Energizer Holdings, Inc.	14,700	595,497
Littelfuse, Inc.	13,000	1,600,430

		4,272,005

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.0%
Analogic Corp.	7,000	$553,070
Badger Meter, Inc.	10,000	665,100
Brady Corp. Class A	23,500	630,740
Fabrinet (a)	6,900	223,215
Methode Electronics, Inc.	17,900	523,396
Newport Corp. (a)	19,800	455,400

		3,050,921

Engineering & Construction — 0.6%
Aegion Corp. (a)	29,600	624,264

Environmental Controls — 0.4%
MSA Safety, Inc.	8,300	401,305

Machinery – Diversified — 0.3%
Applied Industrial Technologies, Inc.	7,600	329,840

Manufacturing — 2.2%
Colfax Corp. (a)	6,200	177,258
ESCO Technologies, Inc.	22,800	888,744
Matthews International Corp. Class A	10,600	545,582
Myers Industries, Inc.	48,900	628,854

		2,240,438

Metal Fabricate & Hardware — 1.7%
Circor International, Inc.	12,700	589,153
RBC Bearings, Inc. (a)	7,800	571,428
Sun Hydraulics Corp.	17,100	567,549

		1,728,130

Transportation — 3.2%
Genesee & Wyoming, Inc. Class A (a)	13,050	818,235
Kirby Corp. (a)	9,850	593,856
Landstar System, Inc.	23,500	1,518,335
Universal Truckload Services, Inc.	21,600	355,752

		3,286,178

		19,403,566

Technology — 3.9%
Semiconductors — 2.0%
Brooks Automation, Inc.	41,500	431,600
Cabot Microelectronics Corp.	20,100	822,291
Intersil Corp. Class A	33,700	450,569
Veeco Instruments, Inc. (a)	16,200	315,576

		2,020,036

Software — 1.9%
Progress Software Corp. (a)	23,700	571,644
SYNNEX Corp.	15,100	1,398,109

		1,969,753

		3,989,789

Utilities — 8.6%
Electric — 3.8%
Cleco Corp.	12,350	681,844
El Paso Electric Co.	23,400	1,073,592

	Number of Shares	Value
NorthWestern Corp.	19,500	$1,204,125
NRG Energy, Inc.	15,100	196,451
Portland General Electric Co.	20,100	793,749

		3,949,761

Gas — 4.8%
Atmos Energy Corp.	8,600	638,636
ONE Gas, Inc.	22,100	1,350,310
PNM Resources, Inc.	44,100	1,487,052
Southwest Gas Corp.	10,600	698,010
WGL Holdings, Inc.	9,800	709,226

		4,883,234

		8,832,995

TOTAL COMMON STOCK (Cost $83,998,771)		101,164,794

TOTAL EQUITIES (Cost $83,998,771)		101,164,794

MUTUAL FUNDS — 3.1%
Diversified Financial — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	3,161,339	3,161,339
T. Rowe Price Reserve Investment Fund	1,002	1,002

		3,162,341

TOTAL MUTUAL FUNDS (Cost $3,162,341)		3,162,341

TOTAL LONG-TERM INVESTMENTS (Cost $87,161,112)		104,327,135

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$1,355,071	1,355,071

TOTAL SHORT-TERM INVESTMENTS (Cost $1,355,071)		1,355,071

TOTAL INVESTMENTS — 103.2% (Cost $88,516,183) (e)		105,682,206

Other Assets/(Liabilities) — (3.2)%		(3,233,877)

NET ASSETS — 100.0%		$102,448,329

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $3,076,422 or 3.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,355,072. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $1,386,084.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.7%

COMMON STOCK — 100.7%
Basic Materials — 4.2%
Chemicals — 3.2%
A. Schulman, Inc.	72,770	$1,980,799
Huntsman Corp.	170,490	2,267,517
Westlake Chemical Corp.	61,350	2,840,505

		7,088,821

Iron & Steel — 1.0%
Steel Dynamics, Inc.	97,709	2,199,430

		9,288,251

Communications — 7.6%
Internet — 2.3%
CDW Corp.	69,010	2,863,915
Shutterfly, Inc. (a)	46,320	2,147,858

		5,011,773

Media — 1.9%
Cable One, Inc.	4,885	2,135,380
Scholastic Corp.	57,150	2,135,696

		4,271,076

Telecommunications — 3.4%
Anixter International, Inc. (a)	27,729	1,444,958
Finisar Corp. (a)	186,440	3,400,666
Polycom, Inc. (a)	229,450	2,558,367

		7,403,991

		16,686,840

Consumer, Cyclical — 19.6%
Apparel — 1.1%
Crocs, Inc. (a)	239,110	2,300,238

Auto Manufacturers — 1.3%
Oshkosh Corp.	71,830	2,935,692

Automotive & Parts — 3.5%
Dana Holding Corp.	180,533	2,543,710
Lear Corp.	25,456	2,829,943
Tenneco, Inc. (a)	41,931	2,159,866

		7,533,519

Distribution & Wholesale — 2.4%
MRC Global, Inc. (a)	232,520	3,055,313
WESCO International, Inc. (a)	41,580	2,273,179

		5,328,492

Entertainment — 0.6%
Regal Entertainment Group Class A	61,870	1,307,932

Home Builders — 2.6%
Meritage Home Corp. (a)	65,354	2,382,807
PulteGroup, Inc.	175,740	3,288,095

		5,670,902

	Number of Shares	Value
Retail — 8.1%
Big Lots, Inc.	72,250	$3,272,202
Bloomin’ Brands, Inc.	174,880	2,950,226
Caleres, Inc.	77,610	2,195,587
The Children’s Place Retail Store, Inc.	44,464	3,711,410
The Michaels Cos., Inc. (a)	108,870	3,045,094
Office Depot, Inc. (a)	350,677	2,489,807

		17,664,326

		42,741,101

Consumer, Non-cyclical — 10.2%
Commercial Services — 4.0%
ABM Industries, Inc.	62,400	2,016,144
Booz Allen Hamilton Holding Corp.	96,790	2,930,801
Genpact Ltd. (a)	54,887	1,492,377
Quanta Services, Inc. (a)	102,260	2,306,986

		8,746,308

Foods — 1.5%
Ingredion, Inc.	29,930	3,196,225

Health Care – Services — 3.8%
LifePoint Health, Inc. (a)	43,840	3,035,920
Molina Healthcare, Inc. (a)	47,160	3,041,348
WellCare Health Plans, Inc. (a)	24,040	2,229,710

		8,306,978

Household Products — 0.9%
Helen of Troy Ltd. (a)	18,890	1,958,704

		22,208,215

Energy — 6.9%
Oil & Gas — 4.0%
Gulfport Energy Corp. (a)	56,600	1,604,044
Murphy USA, Inc. (a)	30,170	1,853,947
QEP Resources, Inc.	271,500	3,830,865
Synergy Resources Corp. (a)	187,830	1,459,439

		8,748,295

Oil & Gas Services — 2.9%
HollyFrontier Corp.	64,090	2,263,659
Oil States International, Inc. (a)	49,680	1,565,914
RPC, Inc.	172,970	2,452,714

		6,282,287

		15,030,582

Financial — 25.7%
Banks — 8.4%
Associated Banc-Corp.	92,907	1,666,752
Comerica, Inc.	72,685	2,752,581
Fulton Financial Corp.	163,970	2,193,919
Huntington Bancshares, Inc.	338,985	3,233,917
Synovus Financial Corp.	68,390	1,977,155
Texas Capital Bancshares, Inc. (a)	36,090	1,385,134

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	64,170	$2,303,703
Zions Bancorp	112,935	2,734,156

		18,247,317

Diversified Financial — 1.8%
E*TRADE Financial Corp. (a)	100,504	2,461,343
SLM Corp. (a)	231,501	1,472,346

		3,933,689

Insurance — 10.0%
American Financial Group, Inc.	38,160	2,685,319
Aspen Insurance Holdings Ltd.	57,380	2,737,026
CNO Financial Group, Inc.	92,480	1,657,242
Essent Group Ltd. (a)	115,090	2,393,872
First American Financial Corp.	82,350	3,138,358
The Hanover Insurance Group, Inc.	32,500	2,932,150
Reinsurance Group of America, Inc.	29,900	2,877,875
Validus Holdings Ltd.	71,430	3,370,782

		21,792,624

Real Estate Investment Trusts (REITS) — 4.7%
DDR Corp.	118,220	2,103,134
Gramercy Property Trust	435,566	3,680,533
Mid-America Apartment Communities, Inc.	26,350	2,693,233
RLJ Lodging Trust	79,210	1,812,325

		10,289,225

Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	189,468	1,834,050

		56,096,905

Industrial — 14.4%
Electronics — 4.9%
Avnet, Inc.	55,510	2,459,093
Celestica, Inc. (a)	119,160	1,308,377
Keysight Technologies, Inc. (a)	96,800	2,685,232
TTM Technologies, Inc. (a)	207,976	1,383,040
Vishay Intertechnology, Inc.	226,166	2,761,487

		10,597,229

Engineering & Construction — 4.4%
AECOM (a)	108,443	3,338,960
EMCOR Group, Inc.	63,270	3,074,922
Granite Construction, Inc.	67,075	3,206,185

		9,620,067

Hand & Machine Tools — 1.2%
Regal Beloit Corp.	42,310	2,669,338

Manufacturing — 1.4%
ITT Corp.	81,730	3,015,020

Packaging & Containers — 1.3%
Graphic Packaging Holding Co.	221,780	2,849,873

Transportation — 1.2%
Ryder System, Inc.	41,200	2,668,936

		31,420,463

	Number of Shares	Value
Technology — 7.5%
Computers — 3.2%
Amdocs Ltd.	47,678	$2,880,705
NCR Corp. (a)	139,870	4,186,309

		7,067,014

Semiconductors — 3.1%
Advanced Micro Devices, Inc. (a)	314,070	895,100
Cypress Semiconductor Corp.	316,570	2,741,496
Lam Research Corp.	22,315	1,843,219
Qorvo, Inc. (a)	26,910	1,356,533

		6,836,348

Software — 1.2%
Verint Systems, Inc. (a)	75,670	2,525,864

		16,429,226

Utilities — 4.6%
Electric — 1.6%
Westar Energy, Inc.	69,650	3,455,336

Gas — 3.0%
PNM Resources, Inc.	96,023	3,237,896
Southwest Gas Corp.	50,570	3,330,034

		6,567,930

		10,023,266

TOTAL COMMON STOCK (Cost $205,190,783)		219,924,849

TOTAL EQUITIES (Cost $205,190,783)		219,924,849

TOTAL LONG-TERM INVESTMENTS (Cost $205,190,783)		219,924,849

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$3,072,641	3,072,641

TOTAL SHORT-TERM INVESTMENTS (Cost $3,072,641)		3,072,641

TOTAL INVESTMENTS — 102.1% (Cost $208,263,424) (c)		222,997,490

Other Assets/(Liabilities) — (2.1)%		(4,526,788)

NET ASSETS — 100.0%		$218,470,702

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $3,072,642. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $3,136,023.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.1%

BANK LOANS — 0.2%
Diversified Financial — 0.2%
Delos Finance SARL, Term Loan B 3.500% 3/06/21	$840,000	$840,840

TOTAL BANK LOANS (Cost $836,545)		840,840

CORPORATE DEBT — 26.1%
Airlines — 0.7%
Continental Airlines Pass-Through Trust 7.250% 5/10/21	1,880,557	2,120,329
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	384,781	423,105

		2,543,434

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 2.145% 1/09/18	500,000	499,408
General Motors Financial Co., Inc. 2.750% 5/15/16	750,000	751,352
General Motors Financial Co., Inc. 4.750% 8/15/17	500,000	516,151

		1,766,911

Banks — 4.3%
American Express Centurion Bank 6.000% 9/13/17	750,000	796,372
Bank of America Corp. 3 mo. USD LIBOR + .280%, FRN 0.914% 6/15/16	2,500,000	2,499,350
Barclays PLC 4.375% 1/12/26	415,000	407,248
CIT Group, Inc. (a) 6.625% 4/01/18	350,000	367,938
Citigroup, Inc. 3 mo. USD LIBOR + .960%, FRN 1.579% 7/25/16	2,800,000	2,804,620
Credit Suisse 3 mo. USD LIBOR + .690%, FRN 1.308% 1/29/18	1,750,000	1,740,340
The Goldman Sachs Group, Inc. 3.750% 5/22/25	600,000	613,887
HBOS PLC (a) 6.750% 5/21/18	1,100,000	1,189,465
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 1.169% 4/25/18	700,000	697,507
Morgan Stanley 3 mo. USD LIBOR + 1.280%, FRN 1.899% 4/25/18	1,000,000	1,006,082
Royal Bank of Scotland Group PLC (b) 4.800% 4/05/26	355,000	356,175

	Principal Amount	Value
Royal Bank of Scotland Group PLC 6.400% 10/21/19	$750,000	$841,468
The Goldman Sachs Group, Inc. 4.750% 10/21/45	500,000	522,610
UBS Group Funding Jersey Ltd. (a) 4.125% 9/24/25	750,000	751,069
Wells Fargo & Co. 2.500% 3/04/21	705,000	713,904

		15,308,035

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	850,000	949,928
Constellation Brands, Inc. 6.000% 5/01/22	325,000	365,625
DS Services of America, Inc. (a) 10.000% 9/01/21	330,000	373,725

		1,689,278

Biotechnology — 0.3%
Celgene Corp. 5.000% 8/15/45	400,000	432,534
Gilead Sciences, Inc. 3.250% 9/01/22	600,000	634,005

		1,066,539

Commercial Services — 0.1%
Catholic Health Initiatives 2.950% 11/01/22	500,000	501,158

Computers — 0.3%
Apple, Inc. 4.650% 2/23/46	850,000	927,906

Diversified Financial — 7.6%
Capital One Bank USA NA 2.250% 2/13/19	1,000,000	997,522
Federal Home Loan Banks STEP 1.250% 6/28/30	2,010,000	2,022,961
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	704,880
Federal National Mortgage Association 1 mo. USD LIBOR + .010%, FRN 0.451% 10/05/17	3,475,000	3,472,368
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + .450%, FRN 1.070% 11/08/16	1,400,000	1,395,381
GE Capital International Funding Co. (a) 4.418% 11/15/35	780,000	847,387
General Electric Capital Corp. 5.875% 1/14/38	244,000	317,908
The Goldman Sachs Group, Inc. 3.500% 1/23/25	500,000	504,665
The Goldman Sachs Group, Inc. 5.950% 1/18/18	1,750,000	1,876,684

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. (a) 7.125% 9/01/18	$1,000,000	$1,090,000
JP Morgan Chase & Co. 3 mo. USD LIBOR + .520%, FRN 1.138% 2/15/17	2,700,000	2,702,022
JP Morgan Chase & Co. 5.875% 6/13/16	3,100,000	3,129,450
Macquarie Bank Ltd. (a) 6.625% 4/07/21	975,000	1,109,412
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	4,831,292
Morgan Stanley 2.375% 7/23/19	500,000	505,256
Morgan Stanley 5.450% 1/09/17	1,000,000	1,031,681
Morgan Stanley 5.500% 7/24/20	250,000	281,077

		26,819,946

Electric — 2.5%
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,032,002
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	1,500,000	1,717,747
Dynegy, Inc. 5.875% 6/01/23	140,000	116,900
Florida Power & Light Co. 3.800% 12/15/42	1,200,000	1,222,793
Jersey Central Power & Light Co. (a) 4.700% 4/01/24	800,000	857,514
Jersey Central Power & Light Co. 6.400% 5/15/36	425,000	492,640
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,629,139
Southern California Edison Co. 3.600% 2/01/45	700,000	671,736
Southwestern Electric Power Co. 6.200% 3/15/40	800,000	968,881

		8,709,352

Entertainment — 0.1%
Churchill Downs, Inc. (a) 5.375% 12/15/21	175,000	180,250

Foods — 0.1%
Kraft Heinz Foods Co. (a) 1.600% 6/30/17	558,000	559,796

Gas — 0.7%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	1,095,000	1,252,885
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	1,000,000	1,119,296

		2,372,181

	Principal Amount	Value
Health Care – Services — 0.7%
Centene Escrow Corp. (a) 6.125% 2/15/24	$350,000	$368,375
CHS/Community Health Systems, Inc. 5.125% 8/01/21	175,000	177,188
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	415,000	410,850
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	330,000	357,225
HCA, Inc. 5.000% 3/15/24	800,000	818,500
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN (a) 4.134% 6/15/20	350,000	347,375

		2,479,513

Household Products — 0.1%
Spectrum Brands, Inc. 5.750% 7/15/25	170,000	180,625

Insurance — 1.0%
Berkshire Hathaway Finance Corp. 4.300% 5/15/43	500,000	528,832
Berkshire Hathaway Finance Corp. 4.400% 5/15/42	750,000	811,660
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	970,000	921,500
New York Life Global Funding (a) 1.550% 11/02/18	750,000	751,703
Reliance Standard Life Global Funding II (a) 2.150% 10/15/18	695,000	696,126

		3,709,821

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	345,000	357,489

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	250,000	261,875
CCO Safari II LLC (a) 4.464% 7/23/22	875,000	914,609
CCO Safari II LLC (a) 6.484% 10/23/45	200,000	222,545
DISH DBS Corp. 6.750% 6/01/21	170,000	175,525
Neptune Finco Corp. (a) 6.625% 10/15/25	350,000	378,403
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	165,000	167,681
Univision Communications, Inc. (a) 5.125% 5/15/23	170,000	169,150

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC (a) 5.250% 1/15/26	$200,000	$200,000

		2,489,788

Oil & Gas — 0.1%
Noble Energy, Inc. 5.250% 11/15/43	140,000	120,566
Shell International Finance BV 4.375% 5/11/45	415,000	416,192

		536,758

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.634% 12/15/19	200,000	197,000
Ball Corp. 4.375% 12/15/20	350,000	364,219

		561,219

Pharmaceuticals — 0.7%
AbbVie, Inc. 3.600% 5/14/25	500,000	524,858
Actavis Funding SCS 3.800% 3/15/25	250,000	260,186
Actavis Funding SCS 4.750% 3/15/45	600,000	631,023
Johnson & Johnson 3.700% 3/01/46	705,000	740,197
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	314,500
Valeant Pharmaceuticals International, Inc. (a) 5.625% 12/01/21	100,000	78,750

		2,549,514

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	1,000,000	999,955
Energy Transfer Equity LP 5.500% 6/01/27	175,000	140,437
Energy Transfer Partners LP 3.600% 2/01/23	1,250,000	1,084,389
Energy Transfer Partners LP 5.150% 3/15/45	400,000	310,943
Rockies Express Pipeline LLC (a) 5.625% 4/15/20	350,000	330,750
Spectra Energy Partners LP 4.500% 3/15/45	800,000	709,821

		3,576,295

Real Estate — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	550,000	547,908

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.6%
HCP, Inc. 3.400% 2/01/25	$1,000,000	$920,181
HCP, Inc. 3.875% 8/15/24	500,000	482,573
Highwoods Realty LP 5.850% 3/15/17	1,000,000	1,035,599
National Retail Properties, Inc. 6.875% 10/15/17	750,000	804,738
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,474,071
Welltower, Inc. 4.000% 6/01/25	830,000	830,453

		5,547,615

Retail — 0.2%
Wal-Mart Stores, Inc. 4.000% 4/11/43	400,000	423,736
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	275,000	273,300

		697,036

Software — 0.5%
First Data Corp. (a) 5.000% 1/15/24	350,000	350,438
Microsoft Corp. 3.125% 11/03/25	720,000	756,068
Microsoft Corp. 3.750% 2/12/45	635,000	628,996

		1,735,502

Telecommunications — 1.3%
Altice US Finance I Corp. (a) 5.375% 7/15/23	350,000	359,406
AT&T, Inc. 4.125% 2/17/26	500,000	528,035
AT&T, Inc. 4.750% 5/15/46	750,000	731,593
Level 3 Financing, Inc. (a) 5.250% 3/15/26	175,000	176,313
Sprint Communications, Inc. (a) 9.000% 11/15/18	400,000	419,000
T-Mobile USA, Inc. 6.250% 4/01/21	345,000	362,181
T-Mobile USA, Inc. 6.731% 4/28/22	184,000	192,243
Verizon Communications, Inc. 3 mo. USD LIBOR + 1.530%, FRN 2.164% 9/15/16	1,000,000	1,005,418
Verizon Communications, Inc. 4.522% 9/15/48	600,000	601,021
Verizon Communications, Inc. 4.862% 8/21/46	200,000	210,904

		4,586,114

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Burlington Northern Santa Fe LLC 4.150% 4/01/45	$265,000	$271,911

TOTAL CORPORATE DEBT (Cost $92,091,974)		92,271,894

MUNICIPAL OBLIGATIONS — 1.0%
City of New York NY 5.206% 10/01/31	750,000	885,285
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,354,545
New York City Water & Sewer System 5.882% 6/15/44	315,000	429,713
New York State Dormitory Authority 5.289% 3/15/33	750,000	889,995

		3,559,538

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,138,067)		3,559,538

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Automobile ABS — 0.6%
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2 0.820% 7/23/18	870,000	868,313
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	870,000	868,590
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3 0.670% 12/15/17	562,156	561,842

		2,298,745

Commercial MBS — 2.0%
Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3 (a) 5.278% 8/10/35	305,000	339,293
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A (a) 2.959% 12/10/30	375,000	378,524
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.664% 2/24/51	779,703	788,356
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	340,000	345,950
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A (a) 3.178% 2/10/35	335,000	340,742

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2016-787S, Class A, VRN (a) 3.545% 2/10/36	$340,000	$357,277
Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	325,000	362,192
GS Mortgage Securities Trust, Series 2011-GC3, Class A3 (a) 4.473% 3/10/44	208,742	208,742
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	381,557	381,545
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A2 (a) 3.616% 11/15/43	1,200,000	1,227,483
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	81,587	83,148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A1 (a) 3.853% 6/15/43	35,817	35,832
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	340,000	350,840
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.834% 1/13/32	330,000	348,113
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 (a) 4.393% 11/15/43	500,000	543,210
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, VRN (a) 4.902% 6/15/44	800,000	905,156

		6,996,403

Credit Card ABS — 0.5%
Chase Issuance Trust, Series 2015-A6, Class A6, 1 mo. LIBOR + .250%, FRN 0.686% 5/15/19	865,000	864,419
Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3, 1 mo. LIBOR + .200%, FRN 0.641% 5/09/18	865,000	864,959

		1,729,378

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 1.0%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1, 1 mo. USD LIBOR + .410%, FRN 0.843% 12/25/35	$2,000,000	$1,934,297
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%, FRN 1.483% 10/25/34	1,834,675	1,687,283

		3,621,580

Other ABS — 2.2%
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.102% 1/15/26	950,000	940,417
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, VRN 5.016% 10/25/46	2,143,012	2,046,442
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%, FRN 0.903% 7/25/35	1,006,274	959,050
Magnetite CLO Ltd., Series 2015-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 4/15/27	1,060,000	1,053,209
RAMP Trust, Series 2005-RS2, Class M2, 1 mo. USD LIBOR + .480%, FRN 0.913% 2/25/35	1,161,962	1,157,611
Saxon Asset Securities Trust, Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%, FRN 1.126% 5/25/35	1,026,020	975,279
Voya CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.039% 7/25/26	800,000	793,253

		7,925,261

Student Loans ABS — 6.3%
Access Group, Inc., Series 2015-1, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.136% 7/25/56	1,216,178	1,164,800
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. LIBOR + .200%, FRN 0.830% 3/28/35	1,500,000	1,377,419
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. LIBOR + .590%, FRN (a) 1.025% 4/25/41	1,843,131	1,739,375
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 1 mo. LIBOR + .600%, FRN (a) 1.035% 2/26/46	2,075,000	1,975,577

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. LIBOR + .750%, FRN (a) 1.186% 11/25/42	$1,725,417	$1,654,230
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. LIBOR + .160%, FRN 0.794% 9/15/39	2,300,000	1,939,499
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. LIBOR + .280%, FRN 0.914% 3/15/40	421,455	350,944
SLM Student Loan Trust, Series 2007-1, Class A5, 3 mo. LIBOR + .090%, FRN 0.709% 1/26/26	2,140,000	2,038,999
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. LIBOR + .180%, FRN 0.799% 7/25/40	221,557	187,110
SLM Student Loan Trust, Series 2012-1, Class A2, 1 mo. LIBOR + .450%, FRN 0.883% 11/25/20	982,004	980,186
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.919% 1/25/41	215,337	168,658
SLM Student Loan Trust, Series 2011-1, Class A1, 1 mo. LIBOR + .520%, FRN 0.953% 3/25/26	1,293,916	1,279,041
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. LIBOR + .380%, FRN 0.999% 10/25/24	2,120,000	2,027,558
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. LIBOR + .700%, FRN 1.133% 1/25/29	1,697,664	1,633,949
SLM Student Loan Trust, Series 2007-6, Class B, 3 mo. LIBOR + .850%, FRN 1.469% 4/27/43	610,531	520,944
SLM Student Loan Trust, Series 2007-8, Class B, 3 mo. LIBOR + 1.000%, FRN 1.619% 4/27/43	210,311	176,633
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. LIBOR + 1.500%, FRN 2.119% 4/25/23	1,654,721	1,639,846
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. LIBOR + 1.850%, FRN 2.469% 7/25/29	700,000	626,192

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. LIBOR + 2.250%, FRN 2.869% 10/25/29	$680,000	$636,417

		22,117,377

WL Collateral CMO — 6.1%
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, FRN 2.624% 3/25/37	1,015,104	906,111
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%, FRN 2.730% 10/25/35	1,404,045	1,354,340
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, FRN 2.748% 11/25/35	1,673,028	1,500,884
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 0.953% 4/25/35	1,922,829	1,671,652
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%, FRN 0.703% 10/25/36	2,896,494	1,847,726
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, FRN 3.025% 10/25/35	1,875,005	1,522,170
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%, FRN (a) 1.125% 11/26/46	1,828,840	1,769,027
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%, FRN 1.506% 2/25/35	3,200,000	2,946,752
Nomura Resecuritization Trust, Series 2015-1R, Class 6A1, 1 mo. USD LIBOR + .210%, FRN (a) 0.620% 5/26/47	1,292,629	1,253,992
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 0.723% 10/25/45	1,610,818	1,478,851
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330%, FRN 0.763% 1/25/45	1,507,174	1,393,456

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Class 3A2 5.750% 2/25/36	$1,738,970	$1,595,558
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6, FRN 2.833% 1/25/35	572,371	562,789
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 3A1, FRN 2.853% 4/25/36	1,715,937	1,605,889

		21,409,197

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,819,251)		66,097,941

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.6%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class A4 3.161% 5/25/25	340,000	360,627

Pass-Through Securities — 28.5%
Federal Home Loan Mortgage Corp. Pool #G18568 2.500% 9/01/30	1,902,231	1,954,617
Pool #G18565 3.000% 8/01/30	1,014,664	1,061,870
Pool #G18582 3.000% 1/01/31	454,735	475,891
Pool #G08653 3.000% 7/01/45	1,753,422	1,797,052
Pool #G08680 3.000% 12/01/45	560,301	574,243
Pool #G08686 3.000% 1/01/46	2,245,535	2,301,410
Pool #G08692 3.000% 2/01/46	2,290,507	2,347,501
Pool #G07848 3.500% 4/01/44	3,542,603	3,744,642
Pool #G07924 3.500% 1/01/45	3,703,503	3,904,303
Pool #G60023 3.500% 4/01/45	3,696,231	3,909,920
Pool #G08650 3.500% 6/01/45	2,661,760	2,790,066
Pool #G60238 3.500% 10/01/45	989,649	1,043,925
Pool #G08671 3.500% 10/01/45	1,898,647	1,990,168

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08687 3.500% 1/01/46	$1,341,999	$1,406,793
Pool #G08693 3.500% 2/01/46	3,022,345	3,168,267
Pool #G08698 3.500% 3/01/46	3,135,000	3,286,362
Pool #G08672 4.000% 10/01/45	1,586,887	1,695,738
Pool #G08677 4.000% 11/01/45	1,585,091	1,693,819
Pool #G60344 4.000% 12/01/45	2,455,529	2,650,821
Pool #G08682 4.000% 12/01/45	1,625,544	1,739,840
Pool #G08688 4.000% 1/01/46	1,623,463	1,737,612
Pool #G08694 4.000% 2/01/46	1,331,232	1,424,834
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	500,000	508,699
Pool #AM0992 2.340% 11/01/22	820,000	833,187
Pool #AM1402 2.420% 11/01/22	945,000	964,318
Pool #AM0827 2.600% 11/01/22	1,015,183	1,049,655
Pool #AM2808 2.700% 3/01/23	375,000	388,262
Pool #AN1089 2.740% 3/01/26	690,000	705,186
Pool #AL6829 2.965% 5/01/27	1,380,200	1,432,542
Pool #MA1607 3.000% 10/01/33	1,019,716	1,062,616
Pool #AB4262 3.500% 1/01/32	1,138,401	1,206,616
Pool #MA1512 3.500% 7/01/33	513,938	543,931
Pool #MA1148 3.500% 8/01/42	3,423,017	3,604,597
Pool #469621 3.650% 11/01/21	1,620,469	1,763,268
Pool #AM4108 3.850% 8/01/25	385,176	425,347
Pool #AM4109 3.850% 8/01/25	428,509	473,198
Pool #466960 3.890% 12/01/20	1,158,375	1,263,231
Pool #466919 3.930% 1/01/21	1,492,830	1,632,608
Pool #AM4236 3.940% 8/01/25	637,292	707,323

	Principal Amount	Value
Pool #468551 3.980% 7/01/21	$1,230,000	$1,355,178
Pool #AM5165 4.080% 1/01/29	659,800	736,024
Pool #931504 4.500% 7/01/39	157,817	174,043
Pool #986268 5.000% 7/01/38	2,148	2,381
Pool #AB0057 5.000% 4/01/39	1,451,457	1,608,396
Pool #AD6374 5.000% 5/01/40	57,123	63,326
Pool #AE6338 5.000% 11/01/40	70,285	77,918
Pool #AI2733 5.000% 5/01/41	491,026	544,348
Pool #977014 5.500% 5/01/38	62,334	70,388
Pool #985524 5.500% 6/01/38	55,191	61,806
Pool #988578 5.500% 8/01/38	412,129	464,032
Pool #995482 5.500% 1/01/39	291,903	329,896
Federal National Mortgage Association TBA Pool #299 2.500% 4/01/28 (b)	2,605,000	2,674,195
Pool #5650 3.000% 6/01/28 (b)	1,030,000	1,076,028
Pool #6237 3.000% 1/01/43 (b)	1,650,000	1,692,668
Pool #1058 3.500% 9/01/43 (b)	3,710,000	3,890,283
Pool #11192 4.000% 10/01/42 (b)	2,425,000	2,591,529
Pool #20567 4.500% 5/01/40 (b)	3,250,000	3,536,914
Government National Mortgage Association II Pool #MA3033 3.000% 8/20/45	3,299,849	3,424,109
Pool #MA2961 3.500% 7/20/45	1,750,787	1,853,235
Pool #MA3173 3.500% 10/20/45	1,179,855	1,248,895
Pool #MA3310 3.500% 12/20/45	311,944	330,246
Pool #MA3376 3.500% 1/20/46	1,471,878	1,558,351
Pool #MA3377 4.000% 1/20/46	2,188,130	2,345,231
Pool #MA34556 4.500% 2/20/46	993,988	1,068,770

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II TBA, Pool #304 3.500% 2/01/44 (b)	$2,500,000	$2,642,969

		100,685,437

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $100,169,029)		101,046,064

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds & Notes — 23.5%
U.S. Treasury Bond 2.500% 2/15/46	7,965,000	7,767,586
U.S. Treasury Inflation Index 0.125% 7/15/24	2,180,018	2,187,513
U.S. Treasury Inflation Index 0.250% 1/15/25	4,525,950	4,564,077
U.S. Treasury Inflation Index 0.375% 7/15/25	329,667	336,865
U.S. Treasury Inflation Index 0.750% 2/15/45	4,019,130	3,888,456
U.S. Treasury Inflation Index 1.375% 2/15/44	4,228,640	4,734,039
U.S. Treasury Inflation Index 2.500% 7/15/16	686,246	698,675
U.S. Treasury Note 0.750% 10/31/17	6,115,000	6,116,971
U.S. Treasury Note 0.750% 12/31/17	100,000	100,032
U.S. Treasury Note 0.875% 11/15/17	16,500,000	16,540,847
U.S. Treasury Note 1.250% 3/31/21	11,275,000	11,289,974
U.S. Treasury Note 1.375% 1/31/21	5,510,000	5,549,496
U.S. Treasury Note 1.625% 2/15/26	5,895,000	5,810,259
U.S. Treasury Note 2.125% 9/30/21	12,895,000	13,422,134

		83,006,924

TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,236,012)		83,006,924

TOTAL BONDS & NOTES (Cost $345,290,878)		346,823,201

TOTAL LONG-TERM INVESTMENTS (Cost $345,290,878)		346,823,201

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.6%
Discount Notes — 0.6%
Federal Home Loan Bank Discount Note 0.010% 7/18/16	$1,910,000	$1,907,937

Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (c)	6,391,419	6,391,419

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	7,432	7,432

U.S. Treasury Bills — 4.2%
U.S. Treasury Bill (d) 0.000% 4/07/16	3,540,000	3,539,929
U.S. Treasury Bill 0.000% 4/14/16	4,560,000	4,559,831
U.S. Treasury Bill 0.000% 4/28/16	4,370,000	4,369,436
U.S. Treasury Bill 0.000% 8/18/16	2,490,000	2,486,776

		14,955,972

TOTAL SHORT-TERM INVESTMENTS (Cost $23,260,812)		23,262,760

TOTAL INVESTMENTS — 104.7% (Cost $368,551,690) (e)		370,085,961

Other Assets/(Liabilities) — (4.7)%		(16,468,509)

NET ASSETS — 100.0%		$353,617,452

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $38,034,514 or 10.76% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $6,391,420. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $6,522,155.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“American Funds Core Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market,

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2016. The Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2016, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$394,962,694	$5,529,141	*	$-	$400,491,835
Mutual Funds	1,002	-		-	1,002
Short-Term Investments	-	2,199,525		-	2,199,525

Total Investments	$394,963,696	$7,728,666		$-	$402,692,362

Equity Income Fund
Asset Investments
Common Stock	$441,849,640	$12,229,213	*	$-	$454,078,853
Corporate Debt	-	-		158,318	158,318
Mutual Funds	1,148	-		-	1,148
Short-Term Investments	-	9,085,339		-	9,085,339

Total Investments	$441,850,788	$21,314,552		$158,318	$463,323,658

Equity Index Fund
Asset Investments
Common Stock	$443,216,132	$-		$-	$443,216,132
Short-Term Investments	-	6,784,197		-	6,784,197

Total Investments	$443,216,132	$6,784,197		$-	$450,000,329

Asset Derivatives
Futures Contracts	$203,076	$-		$-	$203,076

Foreign Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,473,928		$-	$1,473,928
Brazil	2,977,229	-		-	2,977,229
Cayman Islands	-	7,126,427		-	7,126,427
China	-	13,929,049		-	13,929,049
France	-	38,637,474		-	38,637,474
Germany	1,613,869	39,899,059		-	41,512,928
Hong Kong	-	7,012,986		-	7,012,986
Ireland	-	6,067,437		-	6,067,437
Israel	6,321,618	-		-	6,321,618
Italy	-	8,909,004		-	8,909,004
Japan	4,809,811	18,733,996		-	23,543,807
Luxembourg	-	2,535,673		-	2,535,673
Netherlands	-	22,858,088		-	22,858,088
Norway	-	6,189,306		-	6,189,306

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Foreign Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Portugal	$-	$3,041,848		$-	$3,041,848
Republic of Korea	5,842,379	14,998,658		-	20,841,037
Russia	-	1,874,491		-	1,874,491
Singapore	-	9,514,936		-	9,514,936
Spain	4,809,707	913,263		-	5,722,970
Sweden	-	2,940,405		-	2,940,405
Switzerland	-	19,704,420		-	19,704,420
Taiwan	-	2,082,081		-	2,082,081
Thailand	-	2,923,977		-	2,923,977
United Kingdom	4,976,019	66,436,157		-	71,412,176
Mutual Funds	17,204,442	-		-	17,204,442
Short-Term Investments	-	12,167,948		-	12,167,948

Total Investments	$48,555,074	$309,970,611		$-	$358,525,685

Fundamental Value Fund
Asset Investments
Common Stock	$225,511,393	$5,455,095	*	$-	$230,966,488
Short-Term Investments	-	6,943,099		-	6,943,099

Total Investments	$225,511,393	$12,398,194		$-	$237,909,587

Global Fund
Asset Investments
Common Stock
Austria	$-	$1,077,762		$-	$1,077,762
Bermuda	519,062	-		-	519,062
Brazil	857,634	1,222,325		-	2,079,959
Canada	4,696,555	-		-	4,696,555
Cayman Islands	-	535,691		-	535,691
Czech Republic	-	438,629		-	438,629
Denmark	-	2,383,275		-	2,383,275
France	-	19,581,995		-	19,581,995
Germany	-	15,403,554		-	15,403,554
Ireland	11,463,473	-		-	11,463,473
Israel	1,351,149	-		-	1,351,149
Japan	-	2,002,570		-	2,002,570
Mexico	972,098	-		-	972,098
Netherlands	-	5,806,545		-	5,806,545
Netherlands Antilles	2,187,278	-		-	2,187,278
Republic of Korea	-	1,593,210		-	1,593,210
Spain	-	1,069,697		-	1,069,697
Sweden	-	4,312,745		-	4,312,745
Switzerland	-	20,368,867		-	20,368,867
Thailand	-	582,268		-	582,268
United Kingdom	1,668,820	25,194,139		-	26,862,959
United States	126,923,363	-		-	126,923,363
Mutual Funds	-	5,101,524		-	5,101,524
Short-Term Investments	-	2,343,255		-	2,343,255

Total Investments	$150,639,432	$109,018,051		$-	$259,657,483

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Growth & Income Fund
Asset Investments
Common Stock	$114,977,431	$5,503,490	*	$-		$120,480,921
Preferred Stock	372,179	-		-		372,179
Short-Term Investments	-	1,141,110		-		1,141,110

Total Investments	$115,349,610	$6,644,600		$-		$121,994,210

Income & Growth Fund
Asset Investments
Common Stock	$237,543,050	$7,030,369	*	$-		$244,573,419
Short-Term Investments	-	8,812,196		-		8,812,196

Total Investments	$237,543,050	$15,842,565		$-		$253,385,615

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$4,462,716		$-		$4,462,716
Cayman Islands	4,723,783	-		-		4,723,783
France	-	20,371,176		-		20,371,176
Germany	-	14,086,224		-		14,086,224
Indonesia	-	3,325,394		-		3,325,394
Ireland	2,907,644	2,251,003		-		5,158,647
Israel	393,615	-		-		393,615
Italy	-	8,501,637		-		8,501,637
Japan	-	28,940,572		-		28,940,572
Mexico	2,100,690	-		-		2,100,690
Netherlands	-	8,563,368		-		8,563,368
Republic of Korea	-	3,498,408		-		3,498,408
Sweden	-	6,949,650		-		6,949,650
Switzerland	-	19,617,814		-		19,617,814
Taiwan	-	580,197		-		580,197
United Kingdom	-	25,367,829		-		25,367,829
Mutual Funds	4,997,201	-		-		4,997,201
Short-Term Investments	-	4,331,297		-		4,331,297

Total Investments	$15,122,933	$150,847,285		$-		$165,970,218

Liability Derivatives
Forward Contracts	$-	$(150,387)		$-		$(150,387)

Managed Volatility Fund
Asset Investments
Common Stock	$189,553,052	$-		$-		$189,553,052
Corporate Debt	-	-		-	†	-
Purchased Options	543,770	-		-		543,770
Short-Term Investments	-	4,485,406		-		4,485,406

Total Investments	$190,096,822	$4,485,406		$-		$194,582,228

Liability Derivatives
Written Options	$(6,097,450)	$-		$-		$(6,097,450)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$403,844,462	$-		$1,773,379	$405,617,841
Preferred Stock	-	-		2,208,562	2,208,562
Mutual Funds	32,263,668	-		-	32,263,668
Short-Term Investments	-	15,495,712		-	15,495,712

Total Investments	$436,108,130	$15,495,712		$3,981,941	$455,585,783

Mid Cap Value Fund
Asset Investments
Common Stock	$454,107,605	$5,384,713	*	$-	$459,492,318
Mutual Funds	12,519,003	-		-	12,519,003
Short-Term Investments	-	5,770,322		-	5,770,322

Total Investments	$466,626,608	$11,155,035		$-	$477,781,643

Asset Derivatives
Forward Contracts	$-	$4,846		$-	$4,846

Liability Derivatives
Forward Contracts	$-	$(198,280)		$-	$(198,280)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$186,178,604	$2,248,252		$241,969	$188,668,825
Preferred Stock	-	-		2,158,485	2,158,485
Mutual Funds	22,231,665	-		-	22,231,665
Short-Term Investments	-	4,074,468		-	4,074,468

Total Investments	$208,410,269	$6,322,720		$2,400,454	$217,133,443

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$840,840		$-	$840,840
Corporate Debt	-	92,271,894		-	92,271,894
Municipal Obligations	-	3,559,538		-	3,559,538
Non-U.S. Government Agency Obligations	-	66,097,941		-	66,097,941
U.S. Government Agency Obligations and Instrumentalities	-	101,046,064		-	101,046,064
U.S. Treasury Obligations	-	83,006,924		-	83,006,924
Short-Term Investments	-	23,262,760		-	23,262,760

Total Investments	$-	$370,085,961		$-	$370,085,961

Asset Derivatives
Futures Contracts	$49,103	$-		$-	$49,103

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of March 31, 2016.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/16
Equity Income Fund
Corporate Debt†	$180,285		$-	$-	$(21,967)	$-	$-	$-	$-	$158,318		$(21,967)

Managed Volatility Fund
Corporate Debt	$-	**	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Fund
Common Stock	$1,994,446		$-	$-	$(221,067)	$817,216	$(817,216)	$-	$-	$1,773,379		$(221,067)
Preferred Stock	2,309,200		-	-	(100,638)	-	-	-	-	2,208,562		(100,638)

	$4,303,646		$-	$-	$(321,705)	$817,216	$(817,216)	$-	$-	$3,981,941		$(321,705)

Small Cap Growth Equity Fund
Common Stock	$311,026		$-	$-	$(69,057)	$-	$-	$-	$-	$241,969		$(69,057)
Preferred Stock	2,419,091		-	-	(260,606)	-	-	-	-	2,158,485		(260,606)

	$2,730,117		$-	$-	$(329,663)	$-	$-	$-	$-	$2,400,454		$(329,663)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents a security at $0 value as of December 31, 2015.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value as of March 31, 2016.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at March 31, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s) other than those disclosed below.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $241,969
Dropbox Inc.	$113,379	Market Approach	EV/Multiple	4.80x
			Discount for Lack of Marketability	10%
Telogis	128,590	Market Approach	EV/Multiple	4.09x
			Discount for Lack of Marketability	10%

Preferred stock — $2,158,485
Cloudera Inc. Series F	212,035	Market Approach	EV/Multiple	5.20x
			Discount for Lack of Marketability	10%
Docusign Series F	19,939	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series E	137,813	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series D	5,327	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series B	7,428	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Docusign Series B1	2,215	Market Approach	EV/Multiple	6.70x
			Discount for Lack of Marketability	10%
Draftkings Series D	46,537	Market Approach	Market Observed Transaction	$3.13
Draftkings Inc. Series D1	116,413	Market Approach	Market Observed Transaction	$4.05
MarkLogic Corp. Series F	266,176	Market Approach	EV/Multiple	2.40x
			Discount for Lack of Marketability	10%
NUTANIX, Inc. Series E	203,544	Market Approach	EV/Multiple	2.50x
			Discount for Lack of Marketability	10%
Telogis	481,580	Market Approach	EV/Multiple	4.09x
			Discount for Lack of Marketability	10%
The Honest Co.	184,839	Market Approach	EV/Multiple	3.90x
			Discount for Lack of Marketability	10%
Veracode, Inc	227,761	Market Approach	EV/Multiple	4.70x
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	246,878	Market Approach	EV/Multiple	5.30x

			Discount for Lack of Marketability	10%
Total	$2,400,454

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2016, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	Total Return Bond Fund
Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment	A				M

Options (Purchased)
Hedging/Risk Management			A

Options (Written)
Hedging/Risk Management			A
Income			A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At March 31, 2016, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts	$203,076	$-	$-	$203,076

International Equity Fund
Liability Derivatives
Forward Contracts	$-	$(150,387)	$-	$(150,387)

Managed Volatility Fund
Asset Derivatives
Purchased Options	$543,770	$-	$-	$543,770

Liability Derivatives
Written Options	$(6,097,450)	$-	$-	$(6,097,450)

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$4,846	$-	$4,846

Liability Derivatives
Forward Contracts	$-	$(198,280)	$-	$(198,280)

Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$49,103	$49,103

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Forward Contracts	Futures Contracts	Purchased Options	Written Options
Equity Index Fund	$-	67	-	-
International Equity Fund	5,458,625	-	-	-
Managed Volatility Fund	-	-	916	916
Mid Cap Value Fund	13,403,856	-	-	-
Total Return Bond Fund	-	163	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for written options and purchased options at March 31, 2016.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	625,000	State Street Bank and Trust	12/21/16	$459,850	$(13,906)
CHF	4,898,000	State Street Bank and Trust	09/21/16	4,998,775	(136,481)

				$5,458,625	$(150,387)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Mid Cap Value Fund
Contract to Buy
CAD	334,151	Morgan Stanley & Co.	06/30/16	$252,460	$4,846

Contracts to Deliver

JPY	188,084,887	Credit Suisse International	06/30/16	1,674,873	(720)

CAD	9,251,035	Morgan Stanley & Co.	06/30/16	7,009,475	(114,079)

EUR	3,988,276	UBS AG	06/30/16	4,467,048	(83,481)

				$13,151,396	$(198,280)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/17/16	67	$6,872,525	$203,076

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/16	69	$15,093,750	$39,490
U.S. Treasury Note 5 Year	06/30/16	94	11,389,422	9,613

				$49,103

Options

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

The Fund(s) listed in the following table had open written option contracts at March 31, 2016:

	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	102	4/15/16	S&P 500 Index Call, Strike 1,925.00	$560,745	$1,450,440
	104	4/15/16	S&P 500 Index Call, Strike 2,000.00	394,940	659,360
	114	4/15/16	S&P 500 Index Call, Strike 2,025.00	354,474	486,780
	106	4/22/16	S&P 500 Index Call, Strike 2,050.00	307,135	296,800
	92	5/06/16	S&P 500 Index Call, Strike 2,025.00	390,333	519,800
	95	5/20/16	S&P 500 Index Call, Strike 1,975.00	702,763	928,150
	102	5/20/16	S&P 500 Index Call, Strike 2,000.00	632,145	783,360
	104	5/20/16	S&P 500 Index Call, Strike 2,050.00	498,940	437,320
	97	6/17/16	S&P 500 Index Call, Strike 2,050.00	484,757	535,440

				$4,326,232	$6,097,450

Transactions in written option contracts during the period ended March 31, 2016, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2015	938	$4,774,926
Options written	3,243	13,731,758
Options terminated in closing purchase transactions	(3,265)	(14,180,452)

Options outstanding at March 31, 2016	916	$4,326,232

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a

Notes to Portfolio of Investments (Unaudited) (Continued)

guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2016, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular

Notes to Portfolio of Investments (Unaudited) (Continued)

securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2016.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling

Notes to Portfolio of Investments (Unaudited) (Continued)

rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds and certain underlying funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$130,486,132	$1,337,140	$(6,910,561)	$(5,573,421)
American Funds Core Allocation Fund	770,358,828	62,931,900	(1,832,289)	61,099,611
American Funds Growth Fund	120,069,407	4,740,772	-	4,740,772
American Funds International Fund	54,801,010	-	(1,030,006)	(1,030,006)
Balanced Allocation Fund	583,150,128	8,420,870	(20,633,538)	(12,212,668)
Blue Chip Growth Fund	288,433,673	121,375,588	(7,116,899)	114,258,689
Conservative Allocation Fund	487,803,808	2,002,327	(17,091,323)	(15,088,996)
Equity Income Fund	395,056,462	92,434,637	(24,167,441)	68,267,196
Equity Index Fund	264,703,470	195,450,199	(10,153,340)	185,296,859
Focused Equity Fund	131,950,552	21,642,700	(4,510,705)	17,131,995
Foreign Fund	373,987,569	38,504,164	(53,966,048)	(15,461,884)
Fundamental Growth Fund	156,784,252	29,367,463	(2,453,379)	26,914,084
Fundamental Value Fund	198,646,343	49,967,575	(10,704,331)	39,263,244
Global Fund	221,543,373	45,208,345	(7,094,235)	38,114,110
Growth Allocation Fund	1,571,968,879	70,781,721	(53,333,407)	17,448,314
Growth & Income Fund	91,520,599	33,539,498	(3,065,887)	30,473,611
Income & Growth Fund	216,818,548	45,015,779	(8,448,712)	36,567,067
International Equity Fund	190,595,339	3,387,764	(28,012,885)	(24,625,121)
Large Cap Growth Fund	167,073,535	26,421,867	(5,970,706)	20,451,161
Managed Volatility Fund	175,386,726	31,399,220	(12,203,718)	19,195,502
Mid Cap Growth Fund	342,562,158	122,274,005	(9,250,380)	113,023,625
Mid Cap Value Fund	446,588,639	49,947,648	(18,754,644)	31,193,004
Moderate Allocation Fund	2,391,123,995	38,787,726	(87,906,802)	(49,119,076)
Small Cap Growth Equity Fund	213,829,416	18,590,459	(15,286,432)	3,304,027
Small Company Value Fund	88,516,183	20,844,690	(3,678,667)	17,166,023
Small/Mid Cap Value Fund	208,263,424	27,649,138	(12,915,072)	14,734,066
Total Return Bond Fund	368,551,690	5,581,853	(4,047,582)	1,534,271

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2016, was as follows:

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	634,872	16,862	63,525	588,209	$8,770,199	$-	$-	$156,849
MML Dynamic Bond Fund, Class ll	237,604	-	-	237,604	2,371,283	-	-	-
MML Equity Income Fund, Initial Class	534,057	12,534	32,366	514,225	5,965,014	-	-	21,321
MML Focused Equity Fund, Class II	456,845	14,125	7,284	463,686	5,615,241	-	-	(568)
MML Foreign Fund, Initial Class	629,255	21,444	5,870	644,829	5,919,531	-	-	6,306

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Fundamental Growth Fund, Class II	489,197	14,764	9,941	494,020	$6,165,369	$-	$-	$2,852
MML Fundamental Value Fund, Class II	466,188	153,345	6,494	613,039	8,760,324	-	-	14,012
MML Global Fund, Class I	667,387	18,483	6,922	678,948	8,133,798	-	-	18,714
MML Income & Growth Fund, Initial Class	413,791	94,413	6,286	501,918	5,726,885	-	-	9,948
MML Inflation-Protected and Income Fund, Initial Class	314,711	6,488	3,416	317,783	3,295,413	-	-	(1,814)
MML International Equity Fund, Class II	673,188	23,363	6,349	690,202	5,935,735	-	-	(12,426)
MML Large Cap Growth Fund, Initial Class	522,418	13,039	188,422	347,035	3,886,795	-	-	(196,105)
MML Managed Bond Fund, Initial Class	216,089	7,378	3,882	219,585	2,763,488	-	-	(566)
MML Mid Cap Growth Fund, Initial Class	483,289	10,119	27,958	465,450	7,181,890	-	-	40,290
MML Mid Cap Value Fund, Initial Class	660,236	47,201	7,733	699,704	7,906,661	-	-	(3,143)
MML Short-Duration Bond Fund, Class II	278,729	5,359	2,819	281,269	2,764,870	-	-	(734)
MML Small Cap Growth Equity Fund, Initial Class	132,887	5,592	2,849	135,630	1,784,189	-	-	(23,465)
MML Small Company Value Fund, Class II	221,501	5,270	2,729	224,042	3,481,607	-	-	(4,195)
MML Small/Mid Cap Value Fund, Initial Class	193,691	28,919	2,538	220,072	2,596,849	-	-	(5,840)
MML Strategic Emerging Markets Fund, Class II	503,233	22,207	7,280	518,160	4,347,365	-	-	(20,400)
MML Total Return Bond Fund, Class II	166,200	3,800	2,002	167,998	1,755,575	-	-	(1,192)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	35,731	738	3,896	32,573	2,416,559	-	-	(1,187)
Oppenheimer Global Fund/VA, Non-Service Shares*	91,900	3,149	1,042	94,007	3,339,136	-	-	(184)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	1,171,285	-	-	1,171,285	11,349,754	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,172,242	52,853	18,256	1,206,839	2,679,181	-	-	(1,509)

					$124,912,711	$-	$-	$(3,036)

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,712,363	19,740	44,200	1,687,903	$25,166,627	$-	$-	$211,141
MML Dynamic Bond Fund, Class II	6,262,802	-	-	6,262,802	62,502,767	-	-	-
MML Equity Income Fund, Initial Class	1,744,461	22,371	196,534	1,570,298	18,215,457	-	-	346,401
MML Focused Equity Fund, Class II	863,712	12,385	28,160	847,937	10,268,520	-	-	3,998
MML Foreign Fund, Initial Class	1,578,092	29,562	29,726	1,577,928	14,485,381	-	-	3,963
MML Fundamental Growth Fund, Class II	1,356,886	16,725	37,488	1,336,123	16,674,819	-	-	13,956
MML Fundamental Value Fund, Class II	1,548,381	17,367	39,349	1,526,399	21,812,235	-	-	79,380
MML Global Fund, Class I	1,357,142	19,043	28,085	1,348,100	16,150,244	-	-	90,904
MML High Yield Fund, Class II	2,113,483	-	-	2,113,483	19,718,792	-	-	-
MML Income & Growth Fund, Initial Class	1,581,322	158,827	37,452	1,702,697	19,427,772	-	-	69,026
MML Inflation-Protected and Income Fund, Initial Class	2,006,442	17,416	38,563	1,985,295	20,587,506	-	-	(39,235)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
MML International Equity Fund, Class II	1,688,153	32,139	32,242	1,688,050	$14,517,228	$-	$-	$(67,187)
MML Large Cap Growth Fund, Initial Class	1,417,002	16,854	91,248	1,342,608	15,037,212	-	-	33,976
MML Managed Bond Fund, Initial Class	8,462,758	150,161	225,176	8,387,743	105,560,059	-	-	(131,168)
MML Mid Cap Growth Fund, Initial Class	1,018,445	8,025	23,789	1,002,681	15,471,361	-	-	65,936
MML Mid Cap Value Fund, Initial Class	1,589,173	19,780	30,407	1,578,546	17,837,574	-	-	22,638
MML Short-Duration Bond Fund, Class II	2,144,780	-	115,032	2,029,748	19,952,427	-	-	(37,225)
MML Small Cap Growth Equity Fund, Initial Class	295,911	4,806	10,883	289,834	3,812,701	-	-	(62,894)
MML Small Company Value Fund, Class II	486,852	4,620	10,558	480,914	7,473,405	-	-	(7,460)
MML Small/Mid Cap Value Fund, Initial Class	385,482	18,941	10,388	394,035	4,649,613	-	-	(27,297)
MML Total Return Bond Fund, Class II	4,817,762	49,944	110,300	4,757,406	49,714,888	-	-	20,394
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	73,033	573	3,473	70,133	5,203,171	-	-	(9,081)
Oppenheimer Global Fund/VA, Non-Service Shares*	346,047	5,874	8,429	343,492	12,200,822	-	-	33,123
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	4,230,578	-	-	4,230,578	40,994,301	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,092,835	114,132	124,725	6,082,242	13,502,578	-	-	(12,110)

					$570,937,460	$-	$-	$601,179

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,167,140	72,051	43,716	1,195,475	$17,824,534	$-	$-	$72,005
MML Dynamic Bond Fund, Class II	5,963,265	-	-	5,963,265	59,513,381	-	-	-
MML Equity Income Fund, Initial Class	1,311,877	93,526	195,378	1,210,025	14,036,295	-	-	115,703
MML Focused Equity Fund, Class II	494,591	48,395	12,025	530,961	6,429,935	-	-	8,106
MML Foreign Fund, Initial Class	940,166	41,672	15,317	966,521	8,872,666	-	-	(11,864)
MML Fundamental Growth Fund, Class II	940,992	64,974	34,363	971,603	12,125,599	-	-	18,647
MML Fundamental Value Fund, Class II	1,124,438	69,504	46,498	1,147,444	16,396,972	-	-	85,410
MML Global Fund, Class I	918,807	41,550	17,898	942,459	11,290,662	-	-	43,031
MML High Yield Fund, Class II	1,936,560	-	-	1,936,560	18,068,102	-	-	-
MML Income & Growth Fund, Initial Class	961,082	211,922	20,254	1,152,750	13,152,880	-	-	34,039
MML Inflation-Protected and Income Fund, Initial Class	1,831,486	82,880	42,448	1,871,918	19,411,792	-	-	(77,813)
MML International Equity Fund, Class II	1,005,672	45,233	16,522	1,034,383	8,895,690	-	-	(31,788)
MML Large Cap Growth Fund, Initial Class	987,465	72,411	68,601	991,275	11,102,276	-	-	(36,871)
MML Managed Bond Fund, Initial Class	8,526,226	706,875	272,488	8,960,613	112,769,640	-	-	(213,029)
MML Mid Cap Growth Fund, Initial Class	565,678	25,414	12,864	578,228	8,922,065	-	-	24,478
MML Mid Cap Value Fund, Initial Class	1,012,760	45,101	22,846	1,035,015	11,695,673	-	-	(4,984)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Short-Duration Bond Fund, Class II	1,705,983	-	129,107	1,576,876	$15,500,696	$-	$-	$(46,862)
MML Small Cap Growth Equity Fund, Initial Class	161,880	15,455	7,743	169,592	2,230,941	-	-	(66,623)
MML Small Company Value Fund, Class II	340,419	17,634	8,905	349,148	5,425,765	-	-	(21,779)
MML Small/Mid Cap Value Fund, Initial Class	195,748	13,659	6,886	202,521	2,389,742	-	-	(16,154)
MML Total Return Bond Fund, Class II	4,513,410	252,980	129,747	4,636,643	48,452,922	-	-	(46,948)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	40,579	1,786	902	41,463	3,076,126	-	-	33
Oppenheimer Global Fund/VA, Non-Service Shares*	217,899	10,964	4,634	224,229	7,964,607	-	-	19,153
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	3,090,684	-	-	3,090,684	29,948,723	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,148,664	168,839	66,545	3,250,958	7,217,128	-	-	(4,460)

					$472,714,812	$-	$-	$(158,570)

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,224,353	20,408	162,725	7,082,036	$105,593,149	$-	$-	$756,029
MML Dynamic Bond Fund, Class II	8,864,352	-	-	8,864,352	88,466,234	-	-	-
MML Equity Income Fund, Initial Class	5,960,113	18,567	418,159	5,560,521	64,502,038	-	-	701,226
MML Focused Equity Fund, Class II	5,009,056	16,030	178,537	4,846,549	58,691,712	-	-	(3,744)
MML Foreign Fund, Initial Class	6,575,048	69,272	92,677	6,551,643	60,144,080	-	-	(1,115)
MML Fundamental Growth Fund, Class II	5,526,176	17,572	275,420	5,268,328	65,748,737	-	-	149,870
MML Fundamental Value Fund, Class II	5,259,437	388,765	119,224	5,528,978	79,009,091	-	-	478,915
MML Global Fund, Class I	7,587,562	44,378	134,731	7,497,209	89,816,558	-	-	643,542
MML High Yield Fund, Class II	1,709,366	-	-	1,709,366	15,948,387	-	-	-
MML Income & Growth Fund, Initial Class	4,641,511	944,285	115,263	5,470,533	62,418,785	-	-	217,956
MML Inflation-Protected and Income Fund, Initial Class	6,207,439	31,973	95,922	6,143,490	63,707,995	-	-	(47,158)
MML International Equity Fund, Class II	7,033,804	75,619	100,245	7,009,178	60,278,926	-	-	(202,421)
MML Large Cap Growth Fund, Initial Class	5,852,306	19,545	1,287,805	4,584,046	51,341,310	-	-	2,375,034
MML Managed Bond Fund, Initial Class	9,735,409	34,682	231,984	9,538,107	120,037,436	-	-	(148,637)
MML Mid Cap Growth Fund, Initial Class	4,928,272	10,852	249,991	4,689,133	72,353,329	-	-	1,646,195
MML Mid Cap Value Fund, Initial Class	6,623,031	239,461	122,758	6,739,734	76,158,996	-	-	400,597
MML Short-Duration Bond Fund, Class II	4,041,195	-	174,073	3,867,122	38,013,808	-	-	(66,985)
MML Small Cap Growth Equity Fund, Initial Class	1,310,125	5,797	47,229	1,268,693	16,689,381	-	-	(202,519)
MML Small Company Value Fund, Class II	2,231,233	5,509	46,082	2,190,660	34,042,856	-	-	(51,292)
MML Small/Mid Cap Value Fund, Initial Class	1,958,155	257,955	41,848	2,174,262	25,656,297	-	-	(103,125)
MML Strategic Emerging Markets Fund, Class II	4,892,264	55,238	118,745	4,828,757	40,513,269	-	-	(337,129)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (Continued)
MML Total Return Bond Fund, Class II	6,991,579	17,862	141,567	6,867,874	$71,769,283	$-	$-	$57,225
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	353,340	767	43,481	310,626	23,045,308	-	-	(95,463)
Oppenheimer Global Fund/VA, Non-Service Shares*	1,041,496	7,593	19,591	1,029,498	36,567,784	-	-	124,768
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	14,402,875	-	-	14,402,875	139,563,861	-	-	-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	13,406,401	145,202	336,025	13,215,578	29,338,583	-	-	(30,649)

					$1,589,417,193	$-	$-	$6,261,120

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,184,941	37,395	103,652	8,118,684	$121,049,585	$-	$-	$541,114
MML Dynamic Bond Fund, Class II	19,891,309	-	-	19,891,309	198,515,263	-	-	-
MML Equity Income Fund, Initial Class	7,849,388	37,188	544,022	7,342,554	85,173,627	-	-	1,215,267
MML Focused Equity Fund, Class II	5,314,303	26,524	249,065	5,091,762	61,661,233	-	-	(52,893)
MML Foreign Fund, Initial Class	7,686,617	89,804	57,381	7,719,040	70,860,787	-	-	28,563
MML Fundamental Growth Fund, Class II	6,304,428	32,024	89,679	6,246,773	77,959,731	-	-	74,478
MML Fundamental Value Fund, Class II	6,892,236	551,999	79,312	7,364,923	105,244,756	-	-	258,057
MML Global Fund, Class I	8,079,675	62,220	82,966	8,058,929	96,545,969	-	-	198,664
MML High Yield Fund, Class II	6,660,545	-	-	6,660,545	62,142,884	-	-	-
MML Income & Growth Fund, Initial Class	6,906,198	182,587	84,532	7,004,253	79,918,531	-	-	178,224
MML Inflation-Protected and Income Fund, Initial Class	7,044,413	23,966	67,692	7,000,687	72,597,125	-	-	(65,937)
MML International Equity Fund, Class II	8,224,169	98,074	62,051	8,260,192	71,037,647	-	-	(117,570)
MML Large Cap Growth Fund, Initial Class	6,659,363	35,744	516,656	6,178,451	69,198,657	-	-	458,716
MML Managed Bond Fund, Initial Class	27,926,248	220,626	282,839	27,864,035	350,669,907	-	-	(127,834)
MML Mid Cap Growth Fund, Initial Class	5,220,967	18,820	52,337	5,187,450	80,042,347	-	-	195,974
MML Mid Cap Value Fund, Initial Class	8,084,466	27,747	78,115	8,034,098	90,785,311	-	-	61,010
MML Short-Duration Bond Fund, Class II	7,835,240	-	323,687	7,511,553	73,838,564	-	-	(122,293)
MML Small Cap Growth Equity Fund, Initial Class	1,495,898	9,918	27,487	1,478,329	19,447,091	-	-	(161,173)
MML Small Company Value Fund, Class II	2,639,451	10,168	28,599	2,621,020	40,730,651	-	-	(81,867)
MML Small/Mid Cap Value Fund, Initial Class	1,746,669	225,676	24,504	1,947,841	22,984,518	-	-	(50,874)
MML Strategic Emerging Markets Fund, Class II	4,949,839	67,326	68,436	4,948,729	41,519,837	-	-	(189,382)
MML Total Return Bond Fund, Class II	15,791,998	64,347	182,036	15,674,309	163,796,531	-	-	63,772
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	371,954	1,266	35,406	337,814	25,062,413	-	-	(79,245)
Oppenheimer Global Fund/VA, Non-Service Shares*	1,369,488	12,568	15,318	1,366,738	48,546,539	-	-	100,141

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/15	Purchases	Sales	Number of Shares Held as of 03/31/16	Value as of 03/31/16	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	18,158,610	-	-	18,158,610	$175,956,932	$-	$-	$-
Oppenheimer International Growth Fund/VA, Non-Service Shares*	16,540,251	209,704	210,098	16,539,857	36,718,483	-	-	(18,414)

					$2,342,004,919	$-	$-	$2,306,498

*	Fund advised by OFI Global Asset Management, Inc.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date	5/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date	5/23/2016

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/23/2016